      As filed with the Securities and Exchange Commission on April 30, 2001

                                                   Registration No. 333-15075
 ____________________________________________________________________________


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               -----------------

                                   FORM S-6
                            Post-Effective Amendment

                                   No. 6 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933

                               -----------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
               INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                               -----------------

                            RONALD J. BOCAGE, ESQ.
                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
               INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)

                               -----------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                                Foley & Lardner
                              3000 K Street, N.W.
                            Washington, D.C.  20007

                               -----------------

It is proposed that this filing become effective(check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Funds, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds,
                                 State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions
                                 and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds

11, 12                           Summary, The Account and The Series
                                 Funds, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds

17                               Summary, Policy
                                 Provisions and Benefits

18                               The Account and The Series Funds,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO
                                 Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                      CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      The prospectuses both containing 132 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

    The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account, previously filed electronically on October 30, 1996.

     (2)      Not Applicable.

     (3)      (a)  Form of Distribution and Servicing Agreement by and among
                   Signator Investors, Inc. (previously known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company") and John Hancock Variable Life Insurance Company is incorporated by reference to this file, previously filed electronically on April 23, 1997.

              (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and selling broker-dealers is incorporated by reference to this file, previously filed electronically on April 23, 1997.


              (c)  Schedule of sales commissions included in I.A.(3)(a) above.

     (4)      Not Applicable.

     (5) Form of flexible premium variable life insurance policy, previously filed electronically on April 3, 1997.

     (6)      (a) JHVLICO Certificate of Incorporation, incorporated
                  by reference to this file, previously filed electronically on October 30, 1996.

              (b) JHVLICO By-laws, incorporated by reference to this
                  file, previously filed electronically on October
                  30, 1996.


     (7)  Not Applicable.

     (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (e) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, Filed May 4, 2000.

          (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 9 to file No. 333-425, filed on November 1, 2000.

     (9)  Not Applicable.

     (10) Forms of individual and master applications for Policy, incorporated by reference to this file, previously filed electronically on October 30, 1996.

     (11) Not Applicable. The Registrant invests only in shares of open-end
          Funds.

2.   Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, incorporated by reference to this File, previously filed electronically on April 3, 1997.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible premium policy pursuant to Rule 6e-3(T)(b)(12)(iii), incorporated by reference to this file, previously filed electronically on April 3, 1997.

9. Powers of attorney for D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster, incorporated by reference to this File, previously filed electronically on October 30, 1996. Power of attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report for John Hancock Variable Life Insurance Company (File No. 33-62895), filed March 28, 1997. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from the Post-Effective Amendment No. 2 to File No. 333-81127, Filed May 4, 2000.

10. Opinion of Counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ EARL W. BAUCOM
-----------------------
Earl W. Baucom             Controller (Principal Accounting     April 30, 2001
                           Officer


/s/ JULIE H. INDGE
-----------------------
Julie H. Indge             Treasurer (Principal Financial       April 30, 2001
                           Officer)


/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board           April 30, 2001
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)


      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Bruce M. Jones         Director
            Paul Strong            Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.


                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         Vice Chairman and President



Attest:    /s/ PETER SCAVONGELLI
           ------------------------
           Peter Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ MICHELE G. VAN LEER
                                     -----------------------
                                     Michele G. Van Leer
                                     Vice Chairman and President



Attest   /s/ PETER SCAVONGELLI
         ------------------------
         Peter Scavongelli
         Secretary

                           Prospectus dated May 1, 2001
--------------------------------------------------------------------------------
                       MAJESTIC VARIABLE UNIVERSAL LIFE
--------------------------------------------------------------------------------
          a flexible premium variable life insurance policy issued by

           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

     The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

Variable Investment Option                           Managed By
--------------------------                           ----------
  Equity Index....................................   State Street Global Advisors
  Growth & Income.................................   Independence Investment LLC and Putnam Investment
                                                      Management, LLC
  Large Cap Value.................................   T. Rowe Price Associates, Inc.
  Large Cap Value CORE (SM).......................   Goldman Sachs Asset Management
  Large Cap Growth................................   Independence Investment LLC
  Large Cap Aggressive Growth.....................   Alliance Capital Management L.P.
  Large/Mid Cap Value.............................   Wellington Management Company, LLP
  Fundamental Growth..............................   Putnam Investment Management, LLC
  Mid Cap Growth..................................   Janus Capital Corporation
  Small/Mid Cap CORE (SM).........................   Goldman Sachs Asset Management
  Small/Mid Cap Growth............................   Wellington Management Company, LLP
  Small Cap Equity................................   Capital Guardian Trust Company
  Small Cap Value.................................   T. Rowe Price Associates, Inc.
  Small Cap Growth................................   John Hancock Advisers, Inc.
  V.A. Relative Value.............................   John Hancock Advisers, Inc.
  AIM V.I. Value..................................   A I M Advisors, Inc.
  AIM V.I. Growth.................................   A I M Advisors, Inc.
  Fidelity VIP Growth.............................   Fidelity Management and Research Company
  Fidelity VIP Contrafund (R).....................   Fidelity Management and Research Company
  MFS Investors Growth Stock......................   MFS Investment Management (R)
  MFS Research....................................   MFS Investment Management (R)
  MFS New Discovery...............................   MFS Investment Management (R)
  International Equity Index......................   Independence Investment LLC
  International Opportunities.....................   T. Rowe Price International, Inc.
  International Equity............................   Goldman Sachs Asset Management
  Emerging Markets Equity.........................   Morgan Stanley Dean Witter Investment Management Inc.
  Janus Aspen Worldwide Growth....................   Janus Capital Corporation
  Real Estate Equity..............................   Independence Investment LLC and Morgan Stanley Dean
                                                      Witter Investment Management Inc.
  Health Sciences.................................   John Hancock Advisers, Inc.
  V.A. Financial Industries.......................   John Hancock Advisers, Inc.
  Janus Aspen Global Technology...................   Janus Capital Corporation
  Managed.........................................   Independence Investment LLC and Capital Guardian Trust
                                                      Company
  Global Balanced.................................   Capital Guardian Trust Company
  Short-Term Bond.................................   Independence Investment LLC
  Bond Index......................................   Mellon Bond Associates, LLP
  Active Bond.....................................   John Hancock Advisers, Inc.
  V.A. Strategic Income...........................   John Hancock Advisers, Inc.
  High Yield Bond.................................   Wellington Management Company, LLP
  Global Bond.....................................   Capital Guardian Trust Company
  Money Market....................................   Wellington Management Company, LLP
  Brandes International Equity....................   Brandes Investment Partners, L.P.
  Turner Core Growth..............................   Turner Investment Partners, Inc.
  Frontier Capital Appreciation...................   Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity....................   The Clifton Group

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), the Janus Aspen Series (Service Shares Class), and the M Fund, Inc. (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *

                         JHVLICO Life Servicing Office
                         -----------------------------

                    Express Delivery             U.S. Mail
                    ----------------             ---------
                 529 Main Street (X-4)          P.O. Box 111
                 Charlestown, MA 02129        Boston, MA 02117

                             Phone: 1-800-521-1234

                              Fax: 1-617-572-6956

                           GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

          . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

          . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

          . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat information that is in the Basic
                              ---
               Information section. A table of contents for the Additional Information section appears on page 33.

          . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 47.

          . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 132.

After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                            * * * * * * * * * * * *

                               BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy.

Here are the page numbers where the questions and answers appear:

Question                                                    Beginning on page
--------                                                    -----------------
 .What is the policy?......................................          5

 .Who owns the policy?.....................................          5

 .How can I invest money in the policy?....................          5

 .Is there a minimum amount I must invest?.................          6

 .How will the value of my investment in the policy change
 over time?...............................................          8

 .What charges will JHVLICO deduct from my investment in
 the policy?..............................................          9

 .What charges will the Series Funds deduct from my
 investment in the policy?................................         10

 .What other charges could JHVLICO impose in the future?...         13

 .How can I change my policy's investment allocations?.....         13

 .How can I access my investment in the policy?............         14

 .How much will JHVLICO pay when the insured person dies?..         15

 .How can I change my policy's insurance coverage?.........         17

 .Can I cancel my policy after it's issued?................         18

 .Can I choose the form in which JHVLICO pays out policy
 proceeds?................................................         18

 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?.....................         19

 .How will my policy be treated for income tax purposes?...         19

 .How do I communicate with JHVLICO?.......................         19

What is the Policy?

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     .    Borrow or withdraw amounts you have in the investment options

     .    Change the beneficiary who will receive the death benefit

     .    Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

     Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

     Each premium payment must be at least $100.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
41. Also, we may refuse to accept any amount of an additional premium if:

     .    that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

     We will also accept premiums:

     .    by wire or by exchange from another insurance company, or

     .    if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

Is there a minimum amount I must invest?

Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

     Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either
                         ---
case, if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

     This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and one-twelfth of it is "due" on each monthly deduction date . The term "monthly deduction date" is defined on page 36. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

     No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

     If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

     The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How
                 ---
much will JHVLICO pay when the insured person dies?" on page 15).

     If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

How will the value of my investment in the policy change over time?

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 37.)

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

     The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be subject to the mortality and expense risk charge described on page
     ---
10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

     At any time, the "account value" of your policy is equal to:

     .    the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     .    minus all charges we deduct, and

     .    minus all withdrawals you have made.

If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 14.

what charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 .    Premium tax charge - A charge to cover state premium taxes we currently
     -------------------
     expect to pay, on average. This charge is currently 2.35% of each premium.

 .    DAC tax charge - A charge to cover the increased Federal income tax
     ---------------
     burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 .    Premium processing charge - A charge to help defray our administrative
     --------------------------
     costs. This charge is 1.25% of each premium.

 .    Sales charge - A charge to help defray our sales costs. The charge is 30%
     -------------
     of premiums paid in the first policy year up to the Target Premium, 10% of premiums paid in each of policy years 2 through 10 up to the Target Premium, 4% of premiums paid in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums paid in any policy year in excess of the Target Premium. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 .    Optional enhanced cash value rider charge - A charge imposed if you elect
     ------------------------------------------
     this rider. It is deducted only from premiums received in the first policy year. The charge is 2% of premiums paid in the first policy year up to the Target Premium.

Deductions from account value

 .    Issue charge - A monthly charge to help defray our administrative costs.
     -------------
     This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a 45 year old is 10c per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.

 .    Administrative charge - A monthly charge to help defray our
     ----------------------
     administrative costs. This is a flat dollar charge of up to $10 (currently $5).

 .    Insurance charge - A monthly charge for the cost of insurance. To
     -----------------
     determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                   -------
     rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

 .    Extra mortality charge - A monthly charge specified in your policy for
     -----------------------
     additional mortality risk if the insured person is subject to certain types of special insurance risk.

 .    M&E charge - A daily charge for mortality and expense risks we assume.
     -----------
     This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .20% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 .    Guaranteed minimum death benefit charge - A monthly charge beginning in
     ----------------------------------------
     the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1c per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3c per $1,000 of Basic Sum Insured. Because policies of this type were first offered in 1997, this charge is not yet applicable to any policy at the current rate.

 .    Optional benefits charge - Monthly charges for any optional insurance
     -------------------------
     benefits added to the policy by means of a rider (other than the optional enhanced cash value rider).

 .    Partial withdrawal charge - A charge for each partial withdrawal of
     --------------------------
     account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

What charges will the Series Funds deduct from my investment in the policy?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                                        Total Fund
                                                                                                        Total Fund       Operating
                                                       Investment  Distribution and  Other Operating    Operating        Expenses
                                                       Management      Service        Expenses With    Expenses With      Absent
Fund Name                                                  Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                                  ---       ------------     -------------    -------------   -------------
John Hancock Variable Series Trust I (Note 1):
Equity Index........................................     0.13%           N/A              0.06%             0.19%          0.19%
Growth & Income.....................................     0.68%           N/A              0.08%             0.76%          0.76%
Large Cap Value.....................................     0.75%           N/A              0.05%             0.80%          0.80%
Large Cap Value CORE (SM)...........................     0.75%           N/A              0.10%             0.85%          1.09%
Large Cap Growth....................................     0.36%           N/A              0.10%             0.46%          0.46%
Large Cap Aggressive Growth.........................     0.90%           N/A              0.10%             1.00%          1.05%
Large/Mid Cap Value.................................     0.95%           N/A              0.10%             1.05%          1.36%
                                                                                                            ----

                                                                                                                        Total Fund
                                                                                                        Total Fund       Operating
                                                       Investment  Distribution and  Other Operating    Operating        Expenses
                                                       Management      Service        Expenses With    Expenses With      Absent
Fund Name                                                  Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                                  ---       ------------     -------------    -------------   -------------
Fundamental Growth*...................................       0.90%           N/A              0.10%           1.00%         1.04%
Mid Cap Growth........................................       0.81%           N/A              0.04%           0.85%         0.85%
Small/Mid Cap CORE (SM)...............................       0.80%           N/A              0.10%           0.90%         1.23%
Small/Mid Cap Growth..................................       0.75%           N/A              0.10%           0.85%         0.85%
Small Cap Equity*.....................................       0.90%           N/A              0.10%           1.00%         1.03%
Small Cap Value*......................................       0.95%           N/A              0.10%           1.05%         1.29%
Small Cap Growth......................................       0.75%           N/A              0.07%           0.82%         0.82%
International Equity Index............................       0.18%           N/A              0.10%           0.28%         0.37%
International Opportunities...........................       0.83%           N/A              0.10%           0.93%         1.09%
International Equity..................................       1.00%           N/A              0.10%           1.10%         1.76%
Emerging Markets Equity...............................       1.22%           N/A              0.10%           1.32%         2.49%
Real Estate Equity....................................       1.01%           N/A              0.09%           1.10%         1.10%
Health Sciences.......................................       1.00%           N/A              0.10%           1.10%         1.10%
Managed...............................................       0.66%           N/A              0.09%           0.75%         0.75%
Global Balanced.......................................       1.05%           N/A              0.10%           1.15%         1.44%
Short-Term Bond.......................................       0.30%           N/A              0.06%           0.36%         0.36%
Bond Index............................................       0.15%           N/A              0.10%           0.25%         0.27%
Active Bond...........................................       0.62%           N/A              0.10%           0.72%         0.74%
High Yield Bond.......................................       0.65%           N/A              0.10%           0.75%         0.87%
Global Bond...........................................       0.85%           N/A               010%           0.95%         1.05%
Money Market..........................................       0.25%           N/A              0.04%           0.29%         0.29%

John Hancock Declaration Trust (Note 2):
V.A. Relative Value...................................       0.60%           N/A              0.19%           0.79%         0.79%
V.A. Financial Industries.............................       0.80%           N/A              0.10%           0.90%         0.90%
V.A. Strategic Income.................................       0.60%           N/A              0.16%           0.76%         0.76%

AIM Variable Insurance Funds:
AIM V.I. Value........................................       0.61%           N/A              0.23%           0.84%         0.84%
AIM V.I. Growth.......................................       0.61%           N/A              0.22%           0.83%         0.83%

Variable Insurance Products Fund - Service Class
 (Note 3):
Fidelity VIP Growth...................................       0.57%          0.10%             0.09%           0.76%         0.76%

Variable Insurance Products Fund II - Service Class
  (Note 3):
Fidelity VIP Contrafund(R)............................       0.57%          0.10%             0.09%           0.76%         0.76%

MFS Variable Insurance Trust - Initial Class
 Shares (Note 4):
MFS Investors Growth Stock*...........................       0.75%          0.00%             0.16%           0.91%         0.92%
MFS Research..........................................       0.75%          0.00%             0.10%           0.85%         0.85%
MFS New Discovery.....................................       0.90%          0.00%             0.16%           1.06%         1.09%

Janus Aspen Series - Service Shares Class (Note 5):
Janus Aspen Worldwide Growth..........................       0.65%          0.25%             0.05%           0.95%         0.95%
Janus Aspen Global Technology.........................       0.65%          0.25%             0.04%           0.94%         0.94%

M Fund, Inc. (Note 6):
Brandes International Equity..........................       0.80%           N/A              0.25%           1.05%         1.19%
Turner Core Growth....................................       0.45%           N/A              0.25%           0.70%         0.91%
Frontier Capital Appreciation.........................       0.90%           N/A              0.25%           1.15%         1.23%
Clifton Enhanced U.S. Equity..........................       0.44%           N/A              0.25%           0.69%         1.22%
                                                                                                              ----

Notes to Fund Expense Table
     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

     * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

     (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

     (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accomanying prospectus of the fund for details.

     (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

     *    MFS Investors Growth Stock was formerly "MFS Growth."

     (5) Percentages shown for Janus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.

     (6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets.

What other charges could JHVLICO impose in the future?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of the variable investment options.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

 .    You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 .    We must receive the request for such a transfer during the period beginning
     60 days prior to the policy anniversary and ending 30 days after it.

 .    The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

     We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option

How can I access my investment in the policy?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A or Option M, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is determined as follows:

     .    We first determine the account value of your policy.

     . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

     . We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.

     .    We then subtract the third item above from the second item above.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the insured person dies?

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 36.

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described below).

     . Option B -The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death, or
          (2) the minimum insurance amount.

     . Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.

Optional extra death benefit feature

     The optional extra death benefit is determined as follows:

     . First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person's age on the date of calculation.

     .    We will then subtract your Total Sum Insured.

     If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the "required additional death benefit factor" applicable on that date. In this case, the death benefit factors are derived by applying the guideline premium and cash value corridor test. The death benefit factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. Regardless of the test you elect, a table showing the required additional death benefit factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 41). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

Enhanced cash value rider

     In the application for the policy, you may elect to purchase the enhanced cash value rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the "Policy Specifications" section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.

How can I change my policy's insurance coverage?

Increase in coverage

     The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 38.

Decrease in coverage

     The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured, but only if:

     .    the remaining Total Sum Insured will be at least $250,000, and

     . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 38.

Change of death benefit option

     At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.

Tax consequences

     Please read "Tax considerations" starting on page 41 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

     You have the right to cancel your policy within 10 days after you receive it (this period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     .    Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     .    Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     .    Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 39. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 41.

How do I communicate with JHVLICO?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

     Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

     .    surrenders or partial withdrawals

     .    change of death benefit option

     .    increase or decrease in Total Sum Insured

     .    change of beneficiary

     .    election of payment option for policy proceeds

     .    tax withholding elections

     .    election of telephone transaction privilege

     The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

     .    loans

     .    transfers of account value among investment options

     .    change of allocation among investment options for new premium payments

     You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

               ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male standard non-smoker underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that the guaranteed minimum death benefit has not been elected beyond the tenth policy year and that no Additional Sum Insured or optional rider benefits have been elected.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .12%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges

                                      Death Benefit                   Surrender Value
                               ---------------------------     ----------------------------
                                  Assuming hypothetical            Assuming hypothetical
End of    Planned Premiums       gross annual return of           gross annual return of
Policy     accumulated at      ---------------------------     ----------------------------
 Year    5% annual interest      0%       6%        12%          0%      6%         12%
-------  ------------------    -------  -------  ---------     ------  -------  -----------
   1            4,757          250,000  250,000    250,000      2,136    2,286       2,436
   2            9,751          250,000  250,000    250,000      5,090    5,577       6,083
   3           14,995          250,000  250,000    250,000      7,962    8,977      10,072
   4           20,501          250,000  250,000    250,000     10,810   12,552      14,503
   5           26,283          250,000  250,000    250,000     13,626   16,301      19,416
   6           32,353          250,000  250,000    250,000     16,414   20,237      24,869
   7           38,727          250,000  250,000    250,000     19,182   24,379      30,930
   8           45,420          250,000  250,000    250,000     21,931   28,737      37,667
   9           52,448          250,000  250,000    250,000     24,654   33,315      45,147
  10           59,827          250,000  250,000    250,000     27,346   38,120      53,449
  11           67,575          250,000  250,000    250,000     30,562   43,745      63,271
  12           75,710          250,000  250,000    250,000     33,702   49,610      74,139
  13           84,252          250,000  250,000    250,000     36,728   55,695      86,143
  14           93,221          250,000  250,000    250,000     39,642   62,014      99,417
  15          102,638          250,000  250,000    250,000     42,445   68,583     114,117
  16          112,527          250,000  250,000    250,000     45,143   75,424     130,417
  17          122,910          250,000  250,000    271,233     47,728   82,548     148,466
  18          133,812          250,000  250,000    299,983     50,191   89,967     168,359
  19          145,259          250,000  250,000    330,842     52,532   97,704     190,281
  20          157,278          250,000  250,000    364,018     54,742  105,774     214,431
  25          227,014          250,000  250,000    571,434     62,698  151,342     376,166
  30          316,016          250,000  288,074    877,866     65,928  209,037     637,012
  35          429,609          250,000  354,846  1,341,502     60,212  278,595   1,053,232

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit Option Tenth Policy Year Planned Premium: $4,530*
      Using Maximum Charges


                                      Death Benefit               Surrender Value
                                -------------------------     -------------------------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at       -------------------------     -------------------------
 Year    5% annual interest       0%       6%       12%         0%      6%       12%
-------  ------------------     -------  -------  -------     ------  ------  ---------
   1            4,757           250,000  250,000  250,000      1,374   1,500     1,626
   2            9,751           250,000  250,000  250,000      3,542   3,932     4,338
   3           14,995           250,000  250,000  250,000      5,592   6,385     7,244
   4           20,501           250,000  250,000  250,000      7,523   8,859    10,363
   5           26,283           250,000  250,000  250,000      9,324  11,342    13,707
   6           32,353           250,000  250,000  250,000     10,992  13,832    17,299
   7           38,727           250,000  250,000  250,000     12,508  16,309    21,147
   8           45,420           250,000  250,000  250,000     13,858  18,759    25,268
   9           52,448           250,000  250,000  250,000     15,025  21,163    29,677
  10           59,827           250,000  250,000  250,000     15,986  23,498    34,392
  11           67,575           250,000  250,000  250,000     17,302  26,346    40,063
  12           75,710           250,000  250,000  250,000     18,383  29,127    46,172
  13           84,252           250,000  250,000  250,000     19,224  31,834    52,776
  14           93,221           250,000  250,000  250,000     19,810  34,453    59,931
  15          102,638           250,000  250,000  250,000     20,124  36,965    67,706
  16          112,527           250,000  250,000  250,000     20,136  39,342    76,168
  17          122,910           250,000  250,000  250,000     19,811  41,549    85,398
  18          133,812           250,000  250,000  250,000     19,101  43,541    95,488
  19          145,259           250,000  250,000  250,000     17,951  45,262   106,546
  20          157,278           250,000  250,000  250,000     16,303  46,656   118,709
  25          227,014                **  250,000  305,614         **  46,535   201,181
  30          316,016                **  250,000  444,218         **  23,213   322,341
  35          429,609                **       **  626,558         **      **   491,920

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges

                                      Death Benefit               Surrender Value
                               ---------------------------    --------------------------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at      ---------------------------    --------------------------
 Year    5% annual interest      0%       6%        12%         0%      6%        12%
-------  ------------------    -------  -------  ---------    ------  -------  ---------
   1            4,757          252,131  252,281    252,431     2,131    2,281     2,431
   2            9,751          255,075  255,560    256,065     5,075    5,560     6,065
   3           14,995          257,928  258,939    260,028     7,928    8,939    10,028
   4           20,501          260,752  262,483    264,422    10,752   12,483    14,422
   5           26,283          263,536  266,190    269,280    13,536   16,190    19,280
   6           32,353          266,286  270,074    274,661    16,286   20,074    24,661
   7           38,727          269,011  274,150    280,627    19,011   24,150    30,627
   8           45,420          271,712  278,432    287,246    21,712   28,432    37,246
   9           52,448          274,380  282,918    294,576    24,380   32,918    44,576
  10           59,827          277,010  287,614    302,691    27,010   37,614    52,691
  11           67,575          280,155  293,108    312,277    30,155   43,108    62,277
  12           75,710          283,208  298,809    322,839    33,208   48,809    72,839
  13           84,252          286,125  304,682    334,435    36,125   54,682    84,435
  14           93,221          288,905  310,732    347,174    38,905   60,732    97,174
  15          102,638          291,546  316,965    361,178    41,546   66,965   111,178
  16          112,527          294,053  323,394    376,586    44,053   73,394   126,586
  17          122,910          296,415  330,014    393,538    46,415   80,014   143,538
  18          133,812          298,617  336,821    412,183    48,617   86,821   162,183
  19          145,259          300,657  343,816    432,702    50,657   93,816   182,702
  20          157,278          302,522  350,995    455,281    52,522  100,995   205,281
  25          227,014          307,664  388,123    605,671    57,664  138,123   355,671
  30          316,016          306,266  428,097    849,047    56,266  178,097   599,047
  35          429,609          293,140  465,342  1,261,411    43,140  215,342   990,352

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                      Death Benefit               Surrender Value
                                -------------------------    -------------------------
                                  Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums       gross annual return of       gross annual return of
Policy     accumulated at       -------------------------    -------------------------
 Year    5% annual interest       0%       6%       12%        0%      6%       12%
-------  ------------------     -------  -------  -------    ------  ------  ---------
   1            4,757           251,365  251,490  251,615     1,365   1,490     1,615
   2            9,751           253,512  253,898  254,301     3,512   3,898     4,301
   3           14,995           255,528  256,312  257,160     5,528   6,312     7,160
   4           20,501           257,412  258,726  260,206     7,412   8,726    10,206
   5           26,283           259,151  261,127  263,443     9,151  11,127    13,443
   6           32,353           260,741  263,508  266,884    10,741  13,508    16,884
   7           38,727           262,162  265,844  270,527    12,162  15,844    20,527
   8           45,420           263,398  268,115  274,373    13,398  18,115    24,373
   9           52,448           264,430  270,295  278,420    14,430  20,295    28,420
  10           59,827           265,235  272,354  282,662    15,235  22,354    32,662
  11           67,575           266,367  274,862  287,721    16,367  24,862    37,721
  12           75,710           267,235  277,227  293,041    17,235  27,227    43,041
  13           84,252           267,834  279,432  298,641    17,834  29,432    48,641
  14           93,221           268,148  281,452  304,530    18,148  31,452    54,530
  15          102,638           268,163  283,257  310,716    18,163  33,257    60,716
  16          112,527           267,849  284,804  317,195    17,849  34,804    67,195
  17          122,910           267,172  286,042  323,958    17,172  36,042    73,958
  18          133,812           266,091  286,907  330,981    16,091  36,907    80,981
  19          145,259           264,554  287,325  338,234    14,554  37,325    88,234
  20          157,278           262,514  287,220  345,682    12,514  37,220    95,682
  25          227,014                **  276,251  384,733        **  26,251   134,733
  30          316,016                **       **  419,772        **      **   169,772
  35          429,609                **       **  427,939        **      **   177,939

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

PLAN: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option M Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges


                                     Death Benefit                 Surrender Value
                              ---------------------------    --------------------------
                                 Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at     ---------------------------    --------------------------
 Year    5% annual interest     0%       6%        12%         0%      6%        12%
-------  ------------------   -------  -------  ---------    ------  -------  ---------
   1            4,757         250,000  250,000    250,000     2,136    2,286     2,436
   2            9,751         250,000  250,000    250,000     5,090    5,577     6,083
   3           14,995         250,000  250,000    250,000     7,962    8,977    10,072
   4           20,501         250,000  250,000    250,000    10,810   12,552    14,503
   5           26,283         250,000  250,000    250,000    13,626   16,301    19,416
   6           32,353         250,000  250,000    250,000    16,414   20,237    24,869
   7           38,727         250,000  250,000    250,000    19,182   24,379    30,930
   8           45,420         250,000  250,000    250,000    21,931   28,737    37,667
   9           52,448         250,000  250,000    250,000    24,654   33,315    45,147
  10           59,827         250,000  250,000    250,000    27,346   38,120    53,449
  11           67,575         250,000  250,000    250,091    30,562   43,745    63,271
  12           75,710         250,000  250,000    280,472    33,702   49,610    74,091
  13           84,252         250,000  250,000    311,710    36,728   55,695    85,937
  14           93,221         250,000  250,000    343,877    39,642   62,014    98,901
  15          102,638         250,000  250,000    377,071    42,445   68,583   113,085
  16          112,527         250,000  250,000    411,423    45,143   75,424   128,610
  17          122,910         250,000  253,444    447,017    47,728   82,544   145,589
  18          133,812         250,000  265,069    483,947    50,191   89,906   164,144
  19          145,259         250,000  276,199    522,390    52,532   97,507   184,421
  20          157,278         250,000  286,869    562,472    54,742  105,350   206,563
  25          227,014         250,000  332,500    787,720    62,698  147,391   349,182
  30          316,016         250,000  371,254  1,076,218    65,928  195,954   568,045
  35          429,609         250,000  404,934  1,451,203    60,212  250,284   896,967

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option M Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                     Death Benefit             Surrender Value
                               -------------------------   -------------------------
                                 Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums      gross annual return of      gross annual return of
Policy     accumulated at      -------------------------   -------------------------
 Year    5% annual interest      0%       6%       12%       0%      6%       12%
-------  ------------------    -------  -------  -------   ------  ------  ---------
   1            4,757          250,000  250,000  250,000    1,374   1,500     1,626
   2            9,751          250,000  250,000  250,000    3,542   3,932     4,338
   3           14,995          250,000  250,000  250,000    5,592   6,385     7,244
   4           20,501          250,000  250,000  250,000    7,523   8,859    10,363
   5           26,283          250,000  250,000  250,000    9,324  11,342    13,707
   6           32,353          250,000  250,000  250,000   10,992  13,832    17,299
   7           38,727          250,000  250,000  250,000   12,508  16,309    21,147
   8           45,420          250,000  250,000  250,000   13,858  18,759    25,268
   9           52,448          250,000  250,000  250,000   15,025  21,163    29,677
  10           59,827          250,000  250,000  250,000   15,986  23,498    34,392
  11           67,575          250,000  250,000  250,000   17,302  26,346    40,063
  12           75,710          250,000  250,000  250,000   18,383  29,127    46,172
  13           84,252          250,000  250,000  250,000   19,224  31,834    52,776
  14           93,221          250,000  250,000  250,000   19,810  34,453    59,931
  15          102,638          250,000  250,000  250,000   20,124  36,965    67,706
  16          112,527          250,000  250,000  250,000   20,136  39,342    76,168
  17          122,910          250,000  250,000  261,977   19,811  41,549    85,323
  18          133,812          250,000  250,000  280,008   19,101  43,541    94,973
  19          145,259          250,000  250,000  297,705   17,951  45,262   105,100
  20          157,278          250,000  250,000  315,048   16,303  46,656   115,699
  25          227,014               **  250,000  396,901       **  46,535   175,939
  30          316,016               **  250,000  469,200       **  23,213   247,651
  35          429,609               **       **  530,301       **      **   327,771

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy Years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges

                                     Death Benefit               Surrender Value
                              ---------------------------   --------------------------
                                 Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at     ---------------------------   --------------------------
 Year    5% annual interest     0%       6%        12%        0%      6%         12%
-------  ------------------   -------  -------  ---------   ------  -------  -----------
   1            4,757         250,000  250,000    250,000    2,136    2,286       2,436
   2            9,751         250,000  250,000    250,000    5,090    5,577       6,083
   3           14,995         250,000  250,000    250,000    7,962    8,977      10,072
   4           20,501         250,000  250,000    250,000   10,810   12,552      14,503
   5           26,283         250,000  250,000    250,000   13,626   16,301      19,416
   6           32,353         250,000  250,000    250,000   16,414   20,237      24,869
   7           38,727         250,000  250,000    250,000   19,182   24,379      30,930
   8           45,420         250,000  250,000    250,000   21,931   28,737      37,667
   9           52,448         250,000  250,000    250,000   24,654   33,315      45,147
  10           59,827         250,000  250,000    250,000   27,346   38,120      53,449
  11           67,575         250,000  250,000    250,000   30,562   43,745      63,271
  12           75,710         250,000  250,000    250,000   33,702   49,610      74,139
  13           84,252         250,000  250,000    250,000   36,728   55,695      86,143
  14           93,221         250,000  250,000    250,000   39,642   62,014      99,417
  15          102,638         250,000  250,000    250,000   42,445   68,583     114,117
  16          112,527         250,000  250,000    250,000   45,143   75,424     130,417
  17          122,910         250,000  250,000    250,000   47,728   82,548     148,509
  18          133,812         250,000  250,000    250,000   50,191   89,967     168,608
  19          145,259         250,000  250,000    250,000   52,532   97,704     190,965
  20          157,278         250,000  250,000    263,329   54,742  105,774     215,843
  25          227,014         250,000  250,000    447,543   62,698  151,342     385,813
  30          316,016         250,000  250,000    715,001   65,928  210,165     668,225
  35          429,609         250,000  302,575  1,195,885   60,212  288,166   1,138,938

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy Years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nonsmoker Underwriting Class Option A Death Benefit
      Guideline Premium And Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges


                                    Death Benefit              Surrender Value
                              -------------------------    -----------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at     -------------------------    -----------------------
 Year    5% annual interest     0%       6%       12%        0%      6%       12%
-------  ------------------   -------  -------  -------    ------  ------  ---------
   1            4,757         250,000  250,000  250,000     1,374   1,500     1,626
   2            9,751         250,000  250,000  250,000     3,542   3,932     4,338
   3           14,995         250,000  250,000  250,000     5,592   6,385     7,244
   4           20,501         250,000  250,000  250,000     7,523   8,859    10,363
   5           26,283         250,000  250,000  250,000     9,324  11,342    13,707
   6           32,353         250,000  250,000  250,000    10,992  13,832    17,299
   7           38,727         250,000  250,000  250,000    12,508  16,309    21,147
   8           45,420         250,000  250,000  250,000    13,858  18,759    25,268
   9           52,448         250,000  250,000  250,000    15,025  21,163    29,677
  10           59,827         250,000  250,000  250,000    15,986  23,498    34,392
  11           67,575         250,000  250,000  250,000    17,302  26,346    40,063
  12           75,710         250,000  250,000  250,000    18,383  29,127    46,172
  13           84,252         250,000  250,000  250,000    19,224  31,834    52,776
  14           93,221         250,000  250,000  250,000    19,810  34,453    59,931
  15          102,638         250,000  250,000  250,000    20,124  36,965    67,706
  16          112,527         250,000  250,000  250,000    20,136  39,342    76,168
  17          122,910         250,000  250,000  250,000    19,811  41,549    85,398
  18          133,812         250,000  250,000  250,000    19,101  43,541    95,488
  19          145,259         250,000  250,000  250,000    17,951  45,262   106,546
  20          157,278         250,000  250,000  250,000    16,303  46,656   118,709
  25          227,014              **  250,000  250,000        **  46,535   203,809
  30          316,016              **  250,000  376,769        **  23,213   352,120
  35          429,609              **       **  622,279        **      **   592,647

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy Years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit
      Guideline Premium And Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges

                                      Death Benefit                Surrender Value
                               ---------------------------    --------------------------
                                   Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums        gross annual return of        gross annual return of
Policy     accumulated at      ---------------------------    --------------------------
 Year    5% annual interest      0%       6%        12%         0%      6%        12%
-------  ------------------    -------  -------  ---------    ------  -------  ---------
   1            4,757          252,131  252,281    252,431     2,131    2,281     2,431
   2            9,751          255,075  255,560    256,065     5,075    5,560     6,065
   3           14,995          257,928  258,939    260,028     7,928    8,939    10,028
   4           20,501          260,752  262,483    264,422    10,752   12,483    14,422
   5           26,283          263,536  266,190    269,280    13,536   16,190    19,280
   6           32,353          266,286  270,074    274,661    16,286   20,074    24,661
   7           38,727          269,011  274,150    280,627    19,011   24,150    30,627
   8           45,420          271,712  278,432    287,246    21,712   28,432    37,246
   9           52,448          274,380  282,918    294,576    24,380   32,918    44,576
  10           59,827          277,010  287,614    302,691    27,010   37,614    52,691
  11           67,575          280,155  293,108    312,277    30,155   43,108    62,277
  12           75,710          283,208  298,809    322,839    33,208   48,809    72,839
  13           84,252          286,125  304,682    334,435    36,125   54,682    84,435
  14           93,221          288,905  310,732    347,174    38,905   60,732    97,174
  15          102,638          291,546  316,965    361,178    41,546   66,965   111,178
  16          112,527          294,053  323,394    376,586    44,053   73,394   126,586
  17          122,910          296,415  330,014    393,538    46,415   80,014   143,538
  18          133,812          298,617  336,821    412,183    48,617   86,821   162,183
  19          145,259          300,657  343,816    432,702    50,657   93,816   182,702
  20          157,278          302,522  350,995    455,281    52,522  100,995   205,281
  25          227,014          307,664  388,123    605,671    57,664  138,123   355,671
  30          316,016          306,266  428,097    849,047    56,266  178,097   599,047
  35          429,609          293,140  465,342  1,240,707    43,140  215,342   990,707

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy Years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Nonsmoker Underwriting Class Option B Death Benefit
      Guideline Premium And Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                     Death Benefit              Surrender Value
                               -------------------------    -----------------------
                                 Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums      gross annual return of      gross annual return of
Policy     accumulated at      -------------------------    -----------------------
 Year    5% annual interest      0%       6%       12%        0%      6%       12%
-------  ------------------    -------  -------  -------    ------  ------  ---------
   1            4,757          251,365  251,490  251,615     1,365   1,490     1,615
   2            9,751          253,512  253,898  254,301     3,512   3,898     4,301
   3           14,995          255,528  256,312  257,160     5,528   6,312     7,160
   4           20,501          257,412  258,726  260,206     7,412   8,726    10,206
   5           26,283          259,151  261,127  263,443     9,151  11,127    13,443
   6           32,353          260,741  263,508  266,884    10,741  13,508    16,884
   7           38,727          262,162  265,844  270,527    12,162  15,844    20,527
   8           45,420          263,398  268,115  274,373    13,398  18,115    24,373
   9           52,448          264,430  270,295  278,420    14,430  20,295    28,420
  10           59,827          265,235  272,354  282,662    15,235  22,354    32,662
  11           67,575          266,367  274,862  287,721    16,367  24,862    37,721
  12           75,710          267,235  277,227  293,041    17,235  27,227    43,041
  13           84,252          267,834  279,432  298,641    17,834  29,432    48,641
  14           93,221          268,148  281,452  304,530    18,148  31,452    54,530
  15          102,638          268,163  283,257  310,716    18,163  33,257    60,716
  16          112,527          267,849  284,804  317,195    17,849  34,804    67,195
  17          122,910          267,172  286,042  323,958    17,172  36,042    73,958
  18          133,812          266,091  286,907  330,981    16,091  36,907    80,981
  19          145,259          264,554  287,325  338,234    14,554  37,325    88,234
  20          157,278          262,514  287,220  345,682    12,514  37,220    95,682
  25          227,014               **  276,251  384,733        **  26,251   134,733
  30          316,016               **       **  419,772        **      **   169,772
  35          429,609               **       **  427,939        **      **   177,939

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 21.

Contents of this Section                                                  Beginning on page
------------------------                                                  -----------------
Description of JHVLICO...................................................        34
How we support the policy and investment options.........................        34
Procedures for issuance of a policy......................................        35
Basic Sum Insured vs. Additional Sum Insured.............................        36
Commencement of investment performance...................................        37
How we process certain policy transactions...............................        37
Effects of policy loans..................................................        38
Additional information about how certain policy charges work.............        39
How we market the policies...............................................        40
Tax considerations.......................................................        41
Reports that you will receive............................................        43
Voting privileges that you will have.....................................        43
Changes that JHVLICO can make as to your policy..........................        43
Adjustments we make to death benefits....................................        44
When we pay policy proceeds..............................................        44
Other details about exercising rights and paying benefits................        45
Legal matters............................................................        45
Registration statement filed with the SEC................................        45
Accounting and actuarial experts.........................................        45
Financial statements of JHVLICO and the Account..........................        45
List of Directors and Executive Officers of JHVLICO......................        46

Description of JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2000, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

     The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

     The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

     We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

     Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

     Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

     Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

     The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 36).

     The policy will take effect only if all of the following conditions are satisfied:

   . The policy is delivered to and received by the applicant.

 .   The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

     In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

     The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

     As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

     The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

     Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

     If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

     Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 41).

Commencement of investment performance

     Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

     All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

     We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

     (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

     (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

     (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

     (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 .    The tax problem resolves itself prior to the date the refund is to be made; or

 .    The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

     (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

     Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

     If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

     Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

     The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 .    Total Sum Insured decreases

 .    Additional Sum Insured increases

 .    Change of death benefit option from Option B to Option A

 .    Any other change of death benefit option, when and if permitted by our administrative rules (see "Change of death benefit option" on page 17)

     Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

     We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

     The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account.
 Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 41).

Additional information about how certain policy charges work

Sales expenses and related charges

     The sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 40.)

Effect of premium payment pattern

     You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $12,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $8,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 41.)

Monthly charges

     We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

     The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

     The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

     Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

     Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

     Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

     The maximum commission payable to a Signator representative for selling a policy is 65% of the Target Premium paid in the first policy year, 10% of the Target Premium paid in the second through tenth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 3%.

     Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

     The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

     Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

     The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

Tax considerations

     This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

     We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

     If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

     In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

     We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

     It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if a Series Fund failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

     In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

     The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

     Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

     Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

     All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the

Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

     At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of each Series Fund, including a list of securities held in each fund.

Voting privileges that you will have

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of the Series Funds which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Funds' shareholders in accordance with instructions received from owners of such policies. Shares of the Series Funds held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of the Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes that JHVLICO can make as to your policy

Changes relating to a Series Fund or the Account

     The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 .    Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 .    Combining or removing investment options

 .    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

     If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

     The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

Financial statements of JHVLICO and the Account

     The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive Officers   Principal Occupations
--------------------------------   ---------------------
David F. D'Alessandro...........   Chairman of the Board of JHVLICO; President and
                                   Chief Executive Officer, John Hancock Life
                                   Insurance Company.
Michele G. Van Leer.............   Vice Chairman of the Board and President of
                                   JHVLICO; Senior Vice President, John Hancock
                                   Life Insurance Company.
Ronald J. Bocage................   Director, Vice President and Counsel of JHVLICO;
                                   Vice President and Counsel, John Hancock Life
                                   Insurance Company.
Bruce M. Jones..................   Director and Vice President of JHVLICO; Vice
                                   President, John Hancock Life Insurance Company.
Thomas J. Lee...................   Director and Vice President of JHVLICO; Vice
                                   President, John Hancock Life Insurance Company.
Barbara L. Luddy................   Director, Vice President and Actuary of JHVLICO;
                                   Senior Vice President, John Hancock Life
                                   Insurance Company.
Robert S. Paster................   Director and Vice President of JHVLICO; Vice
                                   President, John Hancock Life Insurance Company.
Robert R. Reitano...............   Director, Vice President and Chief Investment
                                   officer of JHVLICO; Vice President and Chief
                                   Investment Strategist, John Hancock Life
                                   Insurance Company.
Paul Strong.....................   Director and Vice President of JHVLICO; Vice
                                   President, John Hancock Life Insurance Company.
Roger G. Nastou.................   Vice President, Investments, of JHVLICO; Vice
                                   President, John Hancock Life Insurance Company
Todd G. Engelsen................   Vice President and Illustration Actuary of
                                   JHVLICO; Second Vice President, John Hancock
                                   Life Insurance Company
Julie H. Indge..................   Treasurer of JHVLICO; Assistant Treasurer, John
                                   Hancock Life Insurance Company
Earl W. Baucom..................   Controller of JHVLICO; Senior Vice President and
                                   Controller, John Hancock Life Insurance Company.
Peter Scavongelli...............   Secretary of JHVLICO; State Compliance Officer,
                                   John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock
                      Place, Boston, Massachusetts 02117.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

  We have audited the accompanying consolidated balance sheet of John Hancock Variable Life Insurance Company as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the year ended December 31, 2000. Our audit also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
March 16, 2001

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET


                                                                   December 31
                                                                      2000
                                                                 --------------
                                                                  (in millions)
Assets
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost (fair value: $686.8).......     $   715.4
 Available-for-sale--at fair value (cost: $1,018.8).............       1,011.8
Equity securities:
 Available-for-sale--at fair value (cost: $7.1).................           8.1
Mortgage loans on real estate...................................         554.8
Real estate.....................................................          23.9
Policy loans....................................................         334.2
Short-term investments..........................................          21.7
Other invested assets...........................................          34.8
                                                                     ---------
  Total Investments.............................................       2,704.7
Cash and cash equivalents.......................................         277.3
Accrued investment income.......................................          52.1
Premiums and accounts receivable................................           7.0
Deferred policy acquisition costs...............................         994.1
Reinsurance recoverable--Note 7.................................          48.4
Other assets....................................................          28.2
Separate accounts assets........................................       8,082.9
                                                                     ---------
  Total Assets..................................................     $12,194.7
                                                                     =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                December 31
                                                                    2000
                                                              ----------------
                                                               (In Millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits......................................    $   2,754.2
Policyholders' funds........................................           14.2
Unearned revenue............................................          212.0
Unpaid claims and claim expense reserves....................           11.1
Dividends payable to policyholders..........................            0.1
Income taxes--Note 5........................................           64.2
Other liabilities...........................................          250.4
Separate accounts liabilities...............................        8,082.9
                                                                -----------
  Total Liabilities.........................................       11,389.1
Shareholder's Equity--Note 9
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding.......................            2.5
Additional paid in capital..................................          572.4
Retained earnings...........................................          232.9
Accumulated other comprehensive loss........................           (2.2)
                                                                -----------
  Total Shareholder's Equity................................          805.6
                                                                -----------
  Total Liabilities and Shareholder's Equity................    $  12,194.7
                                                                ===========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENT OF INCOME


                                                                                              Year Ended
                                                                                              December 31
                                                                                                 2000
                                                                                            ---------------
                                                                                             (in millions)
Revenues
Premiums...................................................................................   $     28.6
Universal life and investment-type product charges.........................................        337.1
Net investment income--Note 3..............................................................        213.4
Net realized investment losses, net of related amortization of deferred
 policy acquisition costs of $3.8--Notes 1, 3, and 10......................................        (10.6)
Other revenue..............................................................................          0.2
                                                                                              ----------
  Total revenues...........................................................................        568.7
Benefits and Expenses
Benefits to policyholders..................................................................        248.6
Other operating costs and expenses.........................................................        116.8
Amortization of deferred policy acquisition costs, excluding amounts related to
 net realized investment losses of $3.8--Notes 1, 3 and 10.................................         34.0
Dividends to policyholders.................................................................         26.1
                                                                                              ----------
  Total benefits and expenses..............................................................        425.5
                                                                                              ----------
Income before income taxes.................................................................        143.2
Income taxes--Note 5.......................................................................         43.8
                                                                                              ----------
Net income.................................................................................   $     99.4
                                                                                              ==========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME


                                                                                            Accumulated
                                                                     Additional                Other           Total
                                                                      Paid In    Retained  Comprehensive   Shareholder's
                                                        Common Stock   Capital    Earnings      Loss           Equity
                                                        -----------  ----------  --------  -------------  ---------------
Balance at December 31, 1999....................        $       2.5   $   572.4  $  133.5         ($13.4)  $     695.0
Comprehensive income:
Net income......................................                                     99.4                         99.4
Other comprehensive income, net of tax:
Net unrealized gains............................                                                    11.2          11.2
Comprehensive income............................                                                                 110.6
                                                       ------------   ---------  --------  -------------   -----------
Balance at December 31, 2000....................        $       2.5   $   572.4  $  232.9          ($2.2)  $     805.6
                                                        ===========   =========  ========  =============   ===========



The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Cash flows from operating activities:
 Net income...................................................     $   99.4
  Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of discount--fixed maturities.................         (1.9)
   Realized investment losses, net............................         10.6
   Change in deferred policy acquisition costs................       (141.5)
   Depreciation and amortization..............................          1.9
   Increase in accrued investment income......................        (10.2)
   Decrease in premiums and accounts receivable...............          0.3
   Decrease in other assets and other liabilities, net........         70.7
   Decrease in policy liabilities and accruals, net...........       (401.1)
   Increase in income taxes...................................         22.5
                                                                   --------
    Net cash used by operating activities.....................       (349.3)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale.........................        194.6
  Equity securities available-for-sale........................          1.0
  Real estate.................................................          0.2
  Short-term investments and other invested assets............          1.3
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity...........................         79.9
  Fixed maturities available-for-sale.........................         91.5
  Short-term investments and other invested assets............         10.1
  Mortgage loans on real estate...............................         85.6
 Purchases of:
  Fixed maturities held-to-maturity...........................       (127.2)
  Fixed maturities available-for-sale.........................       (424.7)
  Equity securities available-for-sale........................         (0.6)
  Real estate.................................................         (0.4)
  Short-term investments and other invested assets............        (38.8)
  Mortgage loans on real estate issued........................       (100.5)
  Other, net..................................................        (41.5)
                                                                   --------
    Net cash used in investing activities.....................       (269.5)
Cash flows from financing activities:
 Universal life and investment-type contract deposits.........     $1,067.2
 Universal life and investment-type contract maturities and
  withdrawals.................................................       (430.7)
                                                                   --------
    Net cash provided by financing activities.................        636.5
                                                                   --------
    Net increase in cash and cash equivalents.................         17.7
Cash and cash equivalents at beginning of year................        259.6
                                                                   --------
    Cash and cash equivalents at end of year..................     $  277.3
                                                                   ========



The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

Note 1. Summary of Significant Accounting Policies

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     Prior to 2000, the Company did not prepare its financial statements in accordance with accounting principles generally accepted in the United States and financial information on such basis currently is not readily available for earlier periods. Comparative financial statements prepared on a statutory-basis are included elsewhere in this Form 10-K.

 Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

     The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

 Investments

     In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities, which the Company has the positive intent and ability to hold to maturity, are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses).

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of.

     Policy loans are carried at unpaid principal balances which approximate fair value.

 Short-term investments are carried at amortized cost.

     Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

     Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

 Derivative Financial Instruments

     The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

     The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

     The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

     Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

     Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity.

     Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

     Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

     From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

 Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

 Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities and 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Participating Insurance

     Participating business represents approximately 16.3% of the Company's life insurance in force and 30.1% of life insurance premiums in 2000.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

 Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $30.2 million in 2000.

     Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheet represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

 Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statement of income reflects premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

 Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

 Accounting Changes and New Accounting Principles Adopted

     SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Recent Accounting Pronouncements

     In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains.

     The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $0.5 million (net of tax of $0.3 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in an increase to earnings of $4.9 million (net of tax of $2.7 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

     SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rates. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $550.3 million of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $4.7 million (net of tax of $2.5 million) as of January 1, 2001.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiary's statutory-basis capital and surplus, the Company and its domestic life insurance subsidiary will remain in compliance with all regulatory and contractual obligations.

Note 2. Transactions With Parent

     John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria, which were revised in 2000 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $170.6 million, which has been included in other operating costs and expenses. As of December 31, 2000, the Company owed John Hancock $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net income by $0.9 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $102.2 million as of December 31, 2000. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million from the Company in 2000. This agreement increased the Company's net gain from operations in 2000 by $1.1 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments

  The following information summarizes the components of net investment income and realized investment losses, net:

                                                                      Year Ended
                                                                      December 31
                                                                         2000
                                                                     -------------
                                                                     (in millions)
Net Investment Income
  Fixed maturities................................................       $138.5
  Equity securities...............................................          0.2
  Mortgage loans on real estate...................................         44.3
  Real estate.....................................................          4.1
  Policy loans....................................................         17.1
  Short-term investments..........................................         19.4
  Other...........................................................          1.1
                                                                         ------
  Gross investment income.........................................        224.7
   Less investment expenses.......................................         11.3
                                                                         ------
   Net investment income..........................................       $213.4
                                                                         ======
Net Realized Investment Gains (Losses), Net of Related
 Amortization of Deferred Policy Acquisition Costs
 Fixed maturities.................................................       $(16.0)
 Equity securities................................................          0.8
 Mortgage loans on real estate and real estate....................         (2.3)
 Derivatives and other invested assets............................          3.1
 Amortization adjustment for deferred policy acquisition costs....          3.8
                                                                         ------
 Net realized investment losses, net of related amortization
  of deferred policy acquisition costs............................       $(10.6)
                                                                         ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Gross gains of $1.5 million in 2000 and gross losses of $6.0 million in 2000 were realized on the sale of available-for-sale securities.

  The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                                                          Gross       Gross
                                                             Amortized  Unrealized  Unrealized     Fair
                                                               Cost       Gains       Losses      Value
                                                             ---------  ----------  ----------  ----------
                                                                            (in millions)
December 31, 2000
Held-to-Maturity:
Corporate securities....................................     $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities..............................         29.3       0.2         1.2          28.3
Obligations of states and political subdivisions........          1.9       0.0         0.0           1.9
                                                             --------     -----       -----      --------
 Total..................................................     $  715.4     $23.6       $52.2      $  686.8
                                                             ========     =====       =====      ========
Available-for-Sale:
Corporate securities....................................     $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities..............................        239.1       3.6         3.7         239.0
Obligations of states and political subdivisions........          0.9       0.0         0.0           0.9
Debt securities issued by foreign governments...........         11.1       0.3         0.6          10.8
U.S. Treasury securities and obligations of
 U.S. government corporations and agencies..............         16.1       0.7         0.1          16.7
                                                             --------     -----       -----      --------
Total fixed maturities..................................      1,018.8      25.2        32.2       1,011.8
Equity securities.......................................          7.1       2.8         1.8           8.1
                                                             --------     -----       -----      --------
 Total..................................................     $1,025.9     $28.0       $34.0      $1,019.9
                                                             ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:

                                                          Amortized     Fair
                                                            Cost       Value
                                                          ---------  ----------
                                                             (in millions)
Held-to-Maturity:
Due in one year or less................................   $   71.9    $   72.1
Due after one year through five years..................      234.8       235.0
Due after five years through ten years.................      222.5       223.0
Due after ten years....................................      156.9       128.4
                                                          --------    --------
                                                             686.1       658.5
Mortgage-backed securities.............................       29.3        28.3
                                                          --------    --------
 Total.................................................   $  715.4    $  686.8
                                                          ========    ========
Available-for-Sale:
Due in one year or less................................   $   24.9    $   24.8
Due after one year through five years..................      332.3       333.0
Due after five years through ten years.................      290.0       281.0
Due after ten years....................................      132.5       134.0
                                                          --------    --------
                                                             779.7       772.8
Mortgage-backed securities.............................      239.1       239.0
                                                          --------    --------
 Total.................................................   $1,018.8    $1,011.8
                                                          ========    ========

  Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

  The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000, $1.4 million of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

  Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Changes in the allowance for probable losses on mortgage loans on real estate were as follows:

                                                   Balance at                            Balance at
                                                    Beginning                              End of
                                                     of Year    Additions  Deductions       Year
                                                   -----------  ---------  ----------  -------------
                                                                      (In millions)
Year ended December 31, 2000
Mortgage loans on real estate....................      $3.8        $1.2        $0.0         $5.0
                                                       ====        ====        ====         ====

  At December 31, 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                                         December 31
                                                                                            2000
                                                                                      ---------------
                                                                                       (in millions)
Impaired mortgage loans on real estate with provision for losses....................        $4.2
Provision for losses................................................................         1.2
                                                                                            ----
Net impaired mortgage loans on real estate..........................................        $3.0
                                                                                            ====

  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                                                         Year Ended
                                                                                         December 31
                                                                                            2000
                                                                                        -------------
                                                                                        (in millions)
Average recorded investment in impaired loans.......................................        $2.1
Interest income recognized on impaired loans........................................         0.3

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  Restructured commercial mortgage loans aggregated $3.4 million as of December 31, 2000.The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                                                         Year Ended
                                                                                         December 31
                                                                                            2000
                                                                                       ---------------
                                                                                        (in millions)
Expected............................................................................        0.34
Actual..............................................................................        0.27

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:


                              Carrying     Geographic                         Carrying
Property Type                  Amount      Concentration                       Amount
-------------               -------------  -------------                   ---------------
                            (in millions)                                   (in millions)
Apartments.................    $129.2      East North Central.............     $ 68.1
Hotels.....................      15.1      East South Central.............       27.6
Industrial.................      77.4      Middle Atlantic................       27.1
Office buildings...........      99.2      Mountain.......................       35.7
Retail.....................      45.7      New England....................       44.5
Mixed Use..................      13.5      Pacific........................      120.7
Agricultural...............     165.6      South Atlantic.................      156.7
Other......................      14.1      West North Central.............       16.9
                                           West South Central.............       59.3
                                           Canada/Other...................        3.2
Allowance for losses.......      (5.0)     Allowance for losses...........       (5.0)
                               ------                                          ------
 Total.....................    $554.8       Total.........................     $554.8
                               ======                                          ======

  Bonds with amortized cost of $7.0 million were non-income producing for the year ended December 31, 2000.

  Depreciation expense on investment real estate was $0.6 million in 2000. Accumulated depreciation was $2.5 million at December 31, 2000.

  Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $0.4 million at December 31, 2000. Total combined assets of these joint ventures and partnerships were $28.5 million (consisting primarily of investments), and total combined liabilities were $8.7 million (including $2.9 million of non-recourse notes payable to banks) at December 31, 2000. Total combined revenues and expenses of such joint ventures and partnerships were $77.6 million and $76.3 million, respectively, resulting in $1.3 million of total combined income from operations before income taxes in 2000. Net investment income on investments accounted for on the equity method totaled $0.4 million in 2000.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:

                                                       Number of
                                                       Contracts/   Assets (Liabilities)
                                                        Notional   ---------------------
                                                        Amounts             2000
                                                       ----------  ---------------------
                                                                    Carrying       Fair
                                                          2000        Value        Value
                                                       ----------  -----------  --------
                                                                  (in millions)
Asset Hedges:
 Futures contracts to sell securities...............         6          --           --
 Interest rate swap agreements......................
  Notional..........................................    $600.0          --        (10.8)
  Average fixed rate--paid..........................      6.38%         --           --
  Average float rate--received......................      6.69%         --           --
 Currency rate swap agreements......................    $ 22.3        (0.6)        (0.6)
 Equity collar agreements...........................        --         0.4          0.4
Liability Hedges:
 Futures contracts to acquire securities............        43         0.1          0.1
 Interest rate swap agreements......................
  Notional..........................................    $570.0                      9.6
  Average fixed rate--received......................      6.43%         --           --
  Average float rate--paid..........................      6.69%         --           --
 Interest rate cap agreements.......................    $239.4         2.1          2.1
 Interest rate floor agreements.....................     485.4         4.5          4.5

  Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

  The interest rate swap agreements expire in 2001 to 2011. The interest rate cap agreements expire in 2006 to 2007 and interest rate floor agreements expire in 2010. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5. Income Taxes

  The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:

                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Current taxes:
 Federal.....................................................        $15.2
 Foreign.....................................................          0.6
                                                                     -----
                                                                      15.8
Deferred taxes:
 Federal.....................................................         28.0
 Foreign.....................................................           --
                                                                     -----
                                                                      28.0
                                                                     -----
  Total income taxes.........................................        $43.8
                                                                     =====

  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Tax at 35%...................................................       $50.1
 Add (deduct):
 Equity base tax.............................................        (5.6)
 Tax credits.................................................        (0.6)
 Foreign taxes...............................................         0.6
 Tax exempt investment income................................        (0.7)
                                                                    -----
  Total income taxes.........................................       $43.8
                                                                    =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Income Taxes (continued)

  The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Deferred tax assets:
 Policy reserve adjustments..................................       $ 74.6
 Other postretirement benefits...............................         23.3
 Book over tax basis of investments..........................          7.8
 Interest....................................................          7.5
 Unrealized losses...........................................          1.4
                                                                    ------
  Total deferred tax assets..................................        114.6
                                                                    ------
Deferred tax liabilities:
 Deferred policy acquisition costs...........................        199.1
 Depreciation................................................          1.8
 Basis in partnerships.......................................          0.4
 Market discount on bonds....................................          0.6
 Other.......................................................          9.5
                                                                    ------
  Total deferred tax liabilities.............................        211.4
                                                                    ------
  Net deferred tax liabilities...............................       $ 96.8
                                                                    ======

  The Company made income tax payments of $62.9 million in 2000.

Note 6. Debt and Line of Credit

  At December 31, 2000, the Company had a line of credit with John Hancock Capital Corporation, an indirect, wholly-owned subsidiary of John Hancock, totaling $250.0 million. John Hancock Capital Corporation will commit, when requested, to loan funds at prevailing interest rates as agreed to from time to time between John Hancock Capital Corporation and the Company. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

Note 7. Reinsurance

  The effect of reinsurance on premiums written and earned was as follows:

                                                                2000 Premiums
                                                               ---------------
                                                               Written   Earned
                                                               -------  --------
                                                                (in millions)

Life Insurance:
 Direct.....................................................   $34.1     $34.1
 Ceded......................................................    (5.5)     (5.5)
                                                               -----     -----
  Net life insurance premiums...............................   $28.6     $28.6
                                                               =====     =====

  For the year ended December 31, 2000, benefits to policyholders under life ceded reinsurance contracts were $3.0 million.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds, issue real estate mortgages and purchase other assets totaling $37.0 million, $6.3 million and $17.4 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above was $62.9 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $66.3 million at December 31, 2000. No costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at the time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total shareholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity

  (a) Other Comprehensive Loss

  The components of accumulated other comprehensive loss are as follows:

                                                                  Accumulated
                                                                     Other
                                                                 Comprehensive
                                                                    Income
                                                                ---------------

Balance at January 1, 2000.....................................     ($13.4)
                                                                    ------
Gross unrealized gains (net of deferred income tax expense of
 $9.7 million).................................................       18.0
Less reclassification adjustment for gains, realized in net
 income (net of tax expense of $1.6 million)...................       (2.9)
Adjustment to deferred policy acquisition costs (net of
 deferred income tax benefit of $2.1 million)..................       (3.9)
                                                                    ------
Net unrealized gains...........................................       11.2
                                                                    ------
Balance at December 31, 2000...................................      ($2.2)
                                                                    ======

Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                     2000
                                                                ---------------
                                                                 (in millions)

Balance, end of year comprises:
 Unrealized investment gains (losses) on:
 Fixed maturities..............................................     ($7.0)
 Equity investments............................................       1.0
 Derivatives and other.........................................       0.3
                                                                    -----
  Total........................................................      (5.7)
Amounts attributable to:
 Deferred policy acquisition cost..............................       2.1
 Deferred federal income taxes.................................       1.4
                                                                    -----
  Total........................................................       3.5
                                                                    -----
  Net unrealized investment gains..............................     ($2.2)
                                                                    =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  (b) Statutory Results

  The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize a pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis. The pension plan prepaid expense amounted to $55.6 million at December 31, 2000.

  Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.


                                                                     2000
                                                                ---------------
                                                                 (in millions)

Statutory net income.........................................       $ 26.6
Statutory surplus............................................        527.2

  Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10. Segment Information

  The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

  Retail-Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

  Retail-Asset Gathering Segment. Offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; and (v) a charge for certain one time costs associated with John Hancock's demutualization process.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):

                                                       Retail
                                            Retail      Asset
                                          Protection  Gathering   Consolidated
                                          ----------  ---------  --------------
2000
Revenues:
 Segment revenues.......................  $  530.8    $   48.5     $   579.3
 Realized investment losses, net........     (10.6)         --         (10.6)
                                          --------    --------     ---------
 Revenues...............................  $  520.2    $   48.5     $   568.7
                                          ========    ========     =========
 Net investment income..................  $  215.9       ($2.5)    $   213.4
Net Income:
 Segment after-tax operating income.....      96.0         6.3         102.3
 Realized investment losses, net........      (6.8)         --          (6.8)
 Restructuring charges..................      (1.1)         --          (1.1)
 Surplus tax............................       5.4         0.2           5.6
 Other demutualization related costs....      (0.5)       (0.1)         (0.6)
                                          --------    --------     ---------
 Net income.............................  $   93.0    $    6.4     $    99.4
                                          ========    ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method....  $    1.3          --     $     1.3
 Amortization of deferred policy
  acquisition costs.....................      17.6        16.4          34.0
 Income tax expense.....................      40.7         3.1          43.8
 Segment assets.........................   9,326.9     2,867.8      12,194.7
Net Realized Investment Gains Data:
 Net realized investment losses.........  $  (14.4)         --     $   (14.4)
 Add capitalization/less amortization of
  deferred policy acquisition costs
  related to net realized investment
  gains (losses)........................       3.8          --           3.8
                                          --------    --------     ---------
 Net realized investment losses, net of
  related amortization of deferred
  policy acquisition costs--per
  consolidated financial statements.....     (10.6)         --         (10.6)
 Less income tax effect.................       3.8          --           3.8
                                          --------    --------     ---------
 Realized investment losses,
  net-after-tax adjustment made to
  calculate segment operating income....     ($6.8)         --         ($6.8)
                                          ========    ========     =========

     The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments

     The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

     Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

     The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

     The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

     The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

     The fair value for commitments approximates the amount of the initial commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments (continued)

     The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                          December 31
                                                              2000
                                                   --------------------------
                                                   Carrying Value   Fair Value
                                                   --------------  ------------
                                                         (in millions)
Assets:
 Fixed maturities:
  Held-to-maturity..............................     $  715.4       $  686.8
  Available-for-sale............................      1,011.8        1,011.8
 Equity securities:
  Available-for-sale............................          8.1            8.1
 Mortgage loans on real estate..................        554.8          574.2
 Policy loans...................................        334.2          334.2
 Short-term investments.........................         21.7           21.7
 Cash and cash equivalents......................        277.3          277.3
Liabilities:
Fixed rate deferred and immediate annuities              63.8           60.4
Derivatives assets/(liabilities) relating to:
  Futures contracts, net........................          0.1            0.1
  Interest rate swap agreements.................                        (1.2)
  Interest rate cap agreements..................          2.1            2.1
  Interest rate floor agreements................          4.5            4.5
  Currency rate swap agreements.................         (0.6)          (0.6)
  Equity collar agreements......................          0.4            0.4
Commitments.....................................           --           62.9

                        REPORT OF INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 2000, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 2000. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements also are described in Note 1.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 9, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                      December 31
                                            --------------------------------
                                              2000        1999         1998
                                            ----------  ----------  -----------
                                                      (In millions)
Assets
 Bonds--Note 6...........................   $ 1,400.5   $ 1,216.3    $1,185.8
 Preferred stocks........................        44.0        35.9        36.5
 Common stocks...........................         2.8         3.2         3.1
 Investment in affiliates................        84.8        80.7        81.7
 Mortgage loans on real estate--Note 6...       456.0       433.1       388.1
 Real estate.............................        24.5        25.0        41.0
 Policy loans............................       218.9       172.1       137.7
 Cash items:
  Cash in banks..........................        45.4        27.2        11.4
  Temporary cash investments.............       226.6       222.9         8.5
                                            ---------   ---------    --------
                                                272.0       250.1        19.9
 Premiums due and deferred...............        73.0        29.9        32.7
 Investment income due and accrued.......        43.3        33.2        29.8
 Other general account assets............        17.6        65.3        47.5
 Assets held in separate accounts........     8,082.8     8,268.2     6,595.2
                                            ---------   ---------    --------
  Total Assets...........................   $10,720.2   $10,613.0    $8,599.0
                                            =========   =========    ========

Obligations and Stockholder's Equity
Obligations
 Policy reserves.........................   $ 2,207.9   $ 1,866.6    $1,652.0
 Federal income and other taxes
  payable--Note 1........................        (7.4)       67.3        44.3
 Other general account obligations.......       166.3       219.0       150.9
 Transfers from separate accounts, net...      (198.5)     (221.6)     (190.3)
 Asset valuation reserve--Note 1.........        26.7        23.1        21.9
 Obligations related to separate accounts     8,076.4     8,261.6     6,589.4
                                            ---------   ---------    --------
   Total Obligations.....................    10,271.4    10,216.0     8,268.2
                                            =========   =========    ========
Stockholder's Equity
 Common Stock, $50 par value; authorized
  50,000 shares; issued and outstanding
  50,000 shares..........................         2.5         2.5         2.5
 Paid-in capital.........................       572.4       572.4       377.5
 Unassigned deficit--Note 10.............      (126.1)     (177.9)      (49.2)
                                            ---------   ---------    --------
  Total Stockholder's Equity.............       448.8       397.0       330.8
                                            ---------   ---------    --------
 Total Obligations and Stockholder's
  Equity.................................   $10,720.2   $10,613.0    $8,599.0
                                            =========   =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                  Year ended December 31
                                              ------------------------------
                                                2000       1999        1998
                                              ---------  ---------  -----------
                                                      (In millions)
Income
 Premiums..................................   $  945.5   $  950.8    $1,272.3
 Net investment income--Note 3.............      176.7      136.0       122.8
 Other, net................................      475.6      605.4       618.1
                                              --------   --------    --------
                                               1,597.8    1,692.2     2,013.2
Benefits and Expenses
 Payments to policyholders and beneficiaries     340.8      349.9       301.4
 Additions to reserves to provide for future
  payments to policyholders and
  beneficiaries............................      844.4      888.8     1,360.2
 Expenses of providing service to
  policyholders and obtaining new
  insurance--Note 5........................      363.4      314.4       274.2
 State and miscellaneous taxes.............       25.8       20.5        28.1
                                              --------   --------    --------
                                               1,574.4    1,573.6     1,963.9
                                              --------   --------    --------
Gain From Operations Before Federal Income
 Tax (Credit) Expense and Net Realized
 Capital Losses............................       23.4      118.6        49.3
Federal income tax (credit) expense--Note 1      (18.0)      42.9        33.1
                                              --------   --------    --------
Gain From Operations Before Net Realized
 Capital Losses............................       41.4       75.7        16.2
Net realized capital losses--Note 4........      (18.2)      (1.7)       (0.6)
                                              --------   --------    --------
Net Income.................................       23.2       74.0        15.6
Unassigned deficit at beginning of year....     (177.9)     (49.2)      (58.3)
Net unrealized capital gains (losses) and
 other adjustments--Note 4.................        8.0       (3.8)       (6.0)
Adjustment to premiums due and deferred....       21.4         --          --
Other reserves and adjustments--Note 10....       (0.8)    (198.9)       (0.5)
                                              --------   --------    --------
Unassigned Deficit at End of Year..........   $ (126.1)  $ (177.9)   $  (49.2)
                                              ========   ========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                   Year Ended December 31
                                                ----------------------------
                                                  2000      1999      1998
                                                --------  --------  --------
                                                       (In millions)
Cash flows from operating activities:
 Insurance premiums..........................   $ 939.9   $ 958.5    $1,275.3
 Net investment income.......................     166.0     134.2       118.2
 Benefits to policyholders and beneficiaries.    (315.1)   (321.6)     (275.5)
 Dividends paid to policyholders.............     (26.1)    (25.6)      (22.3)
 Insurance expenses and taxes................    (362.4)   (344.8)     (296.9)
 Net transfers to separate accounts..........    (513.0)   (705.3)     (874.4)
 Other, net..................................     347.4     540.6       551.3
                                                -------   -------    --------
   Net Cash Provided From Operations.........     236.7     236.0       475.7
                                                -------   -------    --------
Cash flows used in investing activities:
 Bond purchases..............................    (450.7)   (240.7)     (618.8)
 Bond sales..................................     148.0     108.3       340.7
 Bond maturities and scheduled redemptions...      80.0      78.4       111.8
 Bond prepayments............................      29.4      18.7        76.5
 Stock purchases.............................      (8.8)     (3.9)      (23.4)
 Proceeds from stock sales...................       1.7       3.6         1.9
 Real estate purchases.......................      (0.4)     (2.2)       (4.2)
 Real estate sales...........................       0.2      17.8         2.1
 Other invested assets purchases.............     (13.8)     (4.5)         --
 Mortgage loans issued.......................     (85.7)    (70.7)     (145.5)
 Mortgage loan repayments....................      61.6      25.3        33.2
 Other, net..................................      23.7     (68.9)     (435.2)
                                                -------   -------    --------
  Net Cash Used in Investing Activities......    (214.8)   (138.8)     (660.9)
                                                -------   -------    --------
Cash flows from financing activities:
 Capital contribution........................        --     194.9          --
 Net (decrease) increase in short-term note
  payable....................................        --     (61.9)       61.9
                                                -------   -------    --------
  Net Cash Provided From Financing
   Activities................................        --     133.0        61.9
                                                -------   -------    --------
  Increase (Decrease) In Cash and Temporary
   Cash Investments..........................      21.9     230.2      (123.3)
Cash and temporary cash investments at
 beginning of year...........................     250.1      19.9       143.2
                                                -------   -------    --------
   Cash and Temporary Cash Investments at End
    of Year..................................   $ 272.0   $ 250.1    $   19.9
                                                =======   =======    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Note 1. Nature of Operations and Significant Accounting Practices

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, writes variable and universal life insurance policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

     The significant differences from GAAP include:(1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred. The carrying values of investment securities and real estate are reduced through the income statement when there has been a decline in value deemed other than temporary and mortgage loan valuation allowances, if necessary, are established when the Company determines it is probable that it will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. GAAP net income for the year ended December 31, 2000 and GAAP shareholder's equity as of December 31, 2000 and 1999 were $99.4 million, $805.6 million and $695.0 million, respectively. The effects of variances from GAAP on net income for the year ended December 31, 1999 have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

     The significant accounting practices of the Company are as follows:

     Permitted Statutory Accounting Practices: In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company's statutory-basis capital and surplus, the Company will remain in compliance with all regulatory and contractual obligations.

     Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

     Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

     Valuation of Assets: General account investments are carried at amounts determined on the following bases:

     Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

     Investments in affiliates are included on the statutory equity method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

     The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The interest rate cap and floor agreements and collars are carried at fair value, with changes in fair value reflected directly in unassigned deficit.

     Mortgage loans are carried at outstanding principal balance or amortized cost.

     Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.5 million in 2000, $1.9 million in 1999, and $3.0 million in 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

     Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

     Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

     Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

     The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 2000, the IMR, net of 2000 amortization of $1.6 million, amounted to $4.2 million, which is included in other general account obligations. The corresponding 1999 amounts were $2.3 million and $7.4 million, respectively, and the corresponding 1998 amounts were $2.4 and $10.7 million, respectively.

     Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $6.3 million, $8.9 million, and $11.4 million at December 31, 2000, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

     Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

     Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

     The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

     The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

     Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

     The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

     The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

     The carrying amount in the statement of financial position for policy loans approximates their fair value.

     The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 2000.

     Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

     Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 2000.

     Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $65.1 million in 2000, $10.6 million in 1999, and $38.2 million in 1998.

     Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

     Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

     Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 2000, 1999 or 1998.

     Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Note 2. Investment in Affiliate

     The Company owns all outstanding shares of Investors Partner Life Insurance Company (IPL). IPL manages a block of single premium whole life insurance business and began marketing term life and variable universal life products through brokers in 1999.

     Summarized statutory-basis financial information for IPL for 2000, 1999 and 1998 is as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
                                                           (In millions)

Total assets.........................................  $554.7  $571.0   $587.8
Total liabilities....................................   476.3   499.2    517.5
Total revenues.......................................    42.8    35.6     38.8
Net income...........................................     3.3     3.5      3.8



Note 3. Net Investment Income

     Investment income has been reduced by the following amounts:


                                                          2000   1999    1998
                                                          -----  -----  -------
                                                             (In millions)
Investment expenses....................................   $ 9.0  $ 9.5   $ 8.3
Interest expense.......................................      --    1.7     2.4
Depreciation expense...................................     0.6    0.6     0.8
Investment taxes.......................................     0.5    0.3     0.7
                                                          -----  -----   -----
                                                          $10.1  $12.1   $12.2
                                                          =====  =====   =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Net Capital Gains (Losses) and Other Adjustments

     Net realized capital losses consist of the following items:


                                                       2000    1999      1998
                                                      -------  ------  --------
                                                          (In millions)
Net (losses) gains from asset sales.................  $(19.5)  $(2.8)   $ 7.6
Capital gains tax...................................    (0.3)    0.2     (2.9)
Amounts transferred to IMR..........................     1.6     0.9     (5.3)
                                                      ------   -----    -----
 Net realized capital losses........................  $(18.2)  $(1.7)   $(0.6)
                                                      ======   =====    =====



  Net unrealized capital gains (losses) and other adjustments consist of the following items:


                                                       2000    1999      1998
                                                       ------  ------  --------
                                                           (In millions)
Net gains (losses) from changes in security values
 and book value adjustments.........................   $11.6   $(2.6)   $(2.7)
Increase in asset valuation reserve.................    (3.6)   (1.2)    (3.3)
                                                       -----   -----    -----
 Net unrealized capital gains (losses) and other
  adjustments.......................................   $ 8.0   $(3.8)   $(6.0)
                                                       =====   =====    =====



Note 5. Transactions With Parent

     John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria which were revised in 2000, 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $162.2 million, $188.3 million, $157.5 million, in 2000, 1999, and 1998, respectively, which has been included in insurance and investment expenses. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

     The service fee charged to the Company by John Hancock includes $0.7 million, $0.2 million, and $0.7 million in 2000, 1999, and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company. John Hancock allocates a portion of the activity related to its defined benefit pension plans to the Company. The pension plan prepaid expense allocated to the Company amounted to $55.0 million and $41.9 million in 2000 and 1999, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Transactions With Parent (continued)

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million, $44.5 million, and $4.9 million of cash for tax, commission, and expense allowances to the Company, which decreased the Company's net gain from operations by $0.9 million in 2000, and increased the Company's net gain from operations by$20.6 million, and $22.2 million in 1999, and 1998, respectively.

     Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $17.4 million, $40.0 million, and $12.7 million in 2000, 1999, and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $5.6 million, $26.9 million, and $8.4 million in 2000, 1999, and 1998, respectively.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims in 2000, 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million, $0.8 million, and $1.0 million in 2000, 1999, and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations by $1.1 million in 2000 and $0.5 million in both 1999 and 1998.

     The Company had a $200.0 million line of credit with an affiliate, John Hancock Capital Corp. At December 31, 2000 and 1999, the Company had no outstanding borrowings under this agreement.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments

  The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (In Millions)
December 31, 2000
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.7     $  --       $  --      $    5.7
Obligations of states and
 political subdivisions.........       1.8        --          --           1.8
Debt securities issued by
 foreign governments............      10.9       0.3         0.6          10.6
Corporate securities............   1,158.8      36.4        68.5       1,126.7
Mortgage-backed securities......     223.3       3.4         4.6         222.1
                                  --------     -----       -----      --------
  Total bonds...................  $1,400.5     $40.1       $73.7      $1,366.9
                                  ========     =====       =====      ========

December 31, 1999
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.9        --       $ 0.1      $    5.8
Obligations of states and
 political subdivisions.........       2.2     $ 0.1         0.1           2.2
Debt securities issued by
 foreign governments............      13.9       0.8         0.1          14.6
Corporate securities............     964.9      13.0        59.4         918.5
Mortgage-backed securities......     229.4       0.5         7.8         222.1
                                  --------     -----       -----      --------
  Total bonds...................  $1,216.3     $14.4       $67.5      $1,163.2
                                  ========     =====       =====      ========

December 31, 1998
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.1     $ 0.1          --      $    5.2
Obligations of states and
 political subdivisions.........       3.2       0.3          --           3.5
Corporate securities............     925.2      50.4       $15.0         960.6
Mortgage-backed securities......     252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds...................  $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========

  The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments (continued)


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------  ----------
                                                             (In millions)
Due in one year or less................................   $   72.4    $   72.5
Due after one year through five years..................      424.2       427.7
Due after five years through ten years.................      428.5       419.5
Due after ten years....................................      252.1       225.1
                                                          --------    --------
                                                           1,177.2     1,144.8
Mortgage-backed securities.............................      223.3       222.1
                                                          --------    --------
                                                          $1,400.5    $1,366.9
                                                          ========    ========

  Gross gains of $0.9 million in 2000, $0.3 million in 1999, and $3.4 million in 1998 and gross losses of $3.0 million in 2000, $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 2000, bonds with an admitted asset value of $9.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million at December 31, 2000 and 1999 and $2.1 million at December 31, 1998. At December 31, 2000, gross unrealized appreciation on common stocks totaled $1.5 million, and gross unrealized depreciation totaled $1.8 million. The fair value of preferred stock totaled $41.6 million, $35.9 million, and $36.5 million at December 31, 2000, 1999, and 1998, respectively.

  Bonds with amortized cost of $5.1 million were non-income producing for the twelve months ended December 31, 2000.

  At December 31, 2000, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                           Statement    Geographic                 Statement
Property Type                Value      Concentration                Value
-------------            -------------  -------------           ---------------
                         (In millions)                           (In millions)
Apartments............      $ 93.7      East North Central....      $ 64.3
Hotels................        13.0      East South Central....        20.9
Industrial............        63.5      Middle Atlantic.......        20.9
Office buildings......        84.7      Mountain..............        27.0
Retail................        35.4      New England...........        23.4
Agricultural..........       142.5      Pacific...............       108.0
Other.................        23.2      South Atlantic........       120.7
                            ------
                                        West North Central....        16.0
                                        West South Central....        51.5
                                        Other.................         3.3
                                                                    ------
                            $456.0                                  $456.0
                            ======                                  ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  At December 31, 2000, the fair values of the commercial and agricultural mortgage loans portfolios were $317.5 million and $149.8 million, respectively. The corresponding amounts as of December 31, 1999 were approximately $323.5 million and $98.2 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 2000 were 12.84% and 8.29% for agricultural loans, and 8.94% and 8.07% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

Note 7. Reinsurance

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 2000 were $588.1 million, $187.3 million, and $19.9 million, respectively. The corresponding amounts in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively, and the corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:


                                                  Number of
                                                 Contracts/      Assets (Liabilities)
                                              Notional Amounts           2000
                                              ----------------  ---------------------
                                                                 Carrying       Fair
                                                    2000           Value        Value
                                              ----------------  -----------  -----------
                                                          ($ In millions)
Futures contracts to sell securities........      $     --         $ --        $  --
Futures contracts to buy securities.........            43          0.1          0.1
Interest rate swap agreements...............      $1,150.0           --
Interest rate cap agreements................         239.4          2.1          2.1
Currency rate swap agreements...............          22.3           --         (0.6)
Equity collar agreements....................            --          0.4          0.4
Interest rate floor agreements..............         361.4          1.4          1.4


                                                 Number of
                                                 Contracts/      Assets (Liabilities)
                                              Notional Amounts           1999
                                              ----------------  ---------------------
                                                                 Carrying       Fair
                                                    1999           Value        Value
                                              ----------------  -----------  -----------
                                                          ($ In millions)
Futures contracts to sell securities.......           362          $0.6        $ 0.6
Interest rate swap agreements..............        $965.0            --         11.5
Interest rate cap agreements...............         239.4           5.6          5.6
Currency rate swap agreements..............          15.8            --         (1.6)



                                                  Number of
                                                  Contracts/     Assets (Liabilities)
                                               Notional Amounts          1998
                                               ----------------  ---------------------
                                                                  Carrying      Fair
                                                     1998          Value       Value
                                               ----------------  ----------  -----------
                                                           ($ In millions)
Futures contracts to sell securities........           947         $(0.5)      $ (0.5)
Interest rate swap agreements...............        $365.0            --        (17.7)
Interest rate cap agreements................          89.4           3.1          3.1
Currency rate swap agreements...............          15.8            --         (3.3)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8. Financial Instruments With Off-Balance-Sheet Risk (continued)

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

  The futures contracts expire in 2001. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 9. Policy Reserves, Policyholders' and Beneficiaries' Funds and Obligations Related To Separate Accounts

  The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                   December 31, 2000   Percent
                                                   -----------------  ---------
                                                         (In millions)
Subject to discretionary withdrawal (with
 adjustment)......................................
 With market value adjustment.....................     $   30.3          1.1%
 At book value less surrender charge..............         54.7          2.1
 At market value..................................      2,250.3         84.8
                                                       --------        -----
  Total with adjustment...........................      2,335.3         88.0
Subject to discretionary withdrawal at book value
 (without adjustment).............................        312.8         11.8
Not subject to discretionary withdrawal--general
 account..........................................          7.1          0.2
                                                       --------        -----
  Total annuity reserves and deposit liabilities..     $2,655.2        100.0%
                                                       ========        =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Commitments And Contingencies

  The Company has extended commitments to purchase long-term bonds issue real estate mortgages and purchase other assets totaling $33.5 million, $6.3 million and $14.7 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $56.4 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 2000 amounted to $39.5 million and is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   December 31
                                     ----------------------------------------
                                            2000                  1999
                                     ------------------   -------------------
                                     Carrying    Fair     Carrying    Fair
                                      Amount    Value      Amount     Value
                                     --------  --------   --------  ---------
                                                  (In millions)
Assets
Bonds--Note 6.....................   $1,400.5  $1,366.9   $1,216.3   $1,163.2
Preferred stocks--Note 6..........       44.0      41.6       35.9       35.9
Common stocks--Note 6.............        2.8       2.8        3.2        3.2
Mortgage loans on real estate--
 Note 6...........................      456.0     467.3      433.1      421.7
Policy loans--Note 1..............      218.9     218.9      172.1      172.1
Cash items--Note 1................      272.0     272.0      250.1      250.1

Derivatives assets (liabilities)
 relating to: Note 8
Futures contracts.................        0.1       0.1        0.6        0.6
Interest rate swaps...............         --      (0.4)        --       11.5
Currency rate swaps...............         --      (0.6)        --       (1.6)
Interest rate caps................        2.1       2.1        5.6        5.6
Equity collar agreements..........         --       0.4         --         --

Liabilities
Commitments--Note 10..............         --      56.4         --       19.4

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments (continued)

                                                              December 31
                                                         ---------------------
                                                                  1998
                                                         ---------------------
                                                         Carrying      Fair
                                                          Amount      Value
                                                         ---------  ----------
                                                             (In Millions)
Assets
Bonds--Note 6.........................................   $1,185.8    $1,231.5
Preferred stocks--Note 6..............................       36.5        36.5
Common stocks--Note 6.................................        3.1         3.1
Mortgage loans on real estate--Note 6.................      388.1       401.3
Policy loans--Note 1..................................      137.7       137.7
Cash items--Note 1....................................       19.9        19.9

Derivatives assets (liabilities) relating to: Note 8
Futures contracts.....................................       (0.5)       (0.5)
Interest rate swaps...................................         --       (17.7)
Currency rate swaps...................................         --        (3.3)
Interest rate caps....................................        3.1         3.1

Liabilities
Commitments--Note 10..................................         --        32.1

  The carrying amounts in the tables are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I--SUMMARY OF INVESTMENTS--
                   OTHER THAN INVESTMENTS IN RELATED PARTIES

                            As of December 31, 2000
                           (in millions of dollars)


                                                                         Amount at Which
                                                                           Shown in the
                                                                           Consolidated
           Type of Investment                        Cost (2)   Value     Balance Sheet
           ------------------                        --------   -----    ---------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government
 agencies and authorities......................         16.1      16.7          16.7
States, municipalities and political
 subdivisions..................................          6.8       6.7           6.7
Foreign governments............................         11.1      10.8          10.8
Public utilities...............................         49.1      50.1          50.1
Convertibles and bonds with warrants
 attached......................................         13.7      13.6          13.6
All other corporate bonds......................        877.1     871.5         871.5
Certificates of deposits.......................          0.0       0.0           0.0
Redeemable preferred stock.....................         44.9      42.4          42.4
                                                     -------   -------       -------
Total fixed maturity securities,
 available-for-sale............................      1,018.8   1,011.8       1,011.8
                                                     -------   -------       -------

Equity securities, available-for-sale:
Common stocks:
Public utilities...............................          0.0       0.0           0.0
Banks, trust and insurance companies...........          0.0       0.0           0.0
Industrial, miscellaneous and all other........          4.0       4.8           4.8
Non-redeemable preferred stock.................          3.1       3.3           3.3
                                                     -------   -------       -------
Total equity securities,
 available-for-sale............................          7.1       8.1           8.1
                                                     -------   -------       -------

Fixed maturity securities, held-to-maturity:
Bonds:
United States government and government
 agencies and authorities......................          0.0       0.0           0.0
States, municipalities and political
 subdivisions..................................          1.9       1.9           1.9
Foreign governments............................          0.0       0.0           0.0
Public utilities...............................         42.5      43.4          42.5
Convertibles and bonds with warrants
 attached......................................         13.3      11.1          13.3
All other corporate bonds......................        657.7     630.4         657.7
Certificates of deposits.......................          0.0       0.0           0.0
Redeemable preferred stock.....................          0.0       0.0           0.0
                                                     -------   -------       -------
Total fixed maturity securities,
 held-to-maturity..............................        715.4     686.8         715.4
                                                     -------   -------       -------


Equity securities, trading:
Common stocks:
Public utilities...............................
Banks, trust and insurance companies...........
Industrial, miscellaneous and all other........
Non-redeemable preferred stock.................
Total equity securities, trading...............          0.0       0.0           0.0
                                                     -------   -------       -------
Mortgage loans on real estate, net (1).........        559.8      XXXX         554.8

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I--SUMMARY OF INVESTMENTS--
             OTHER THAN INVESTMENTS IN RELATED PARTIES (continued)

                            As of December 31, 2000
                           (in millions of dollars)

                                                              Amount at Which
                                                                Shown in the
                                                                Consolidated
                                          Cost (2)   Value     Balance Sheet
                                          --------   -----    ---------------
Real estate, net:
Investment properties (1)...............     23.9      XXXX          23.9
Acquired in satisfaction of debt (1)....      0.0      XXXX           0.0
Policy loans............................    334.2      XXXX         334.2
Other long-term investments (2).........     34.8      XXXX          34.8
Short-term investments..................     21.7      XXXX          21.7
                                          -------   -------       -------
 Total investments......................  2,715.7   1,706.7       2,704.7
                                          =======   =======       =======

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)

                                                       Future Policy                 Other
                                          Deferred       Benefits,                   Policy
                                           Policy     Losses, Claims               Claims and
                                        Acquisition      and Loss       Unearned    Benefits    Premium
               Segment                     Costs         Expenses       Premiums    Payable     Revenue
               -------                  ------------  ---------------  ---------   ----------   -------
GAAP
2000:
Protection...........................      $819.3        $2,698.4        $212.0      $11.1      $   28.6
Asset Gathering......................       174.8            70.0            --         --            --
                                           ------        --------        ------      -----      --------
 Total...............................      $994.1        $2,768.4        $212.0      $11.1      $   28.6
                                           ------        --------        ------      -----      --------
Statutory Basis
2000:
 Variable Products...................         N/A        $2,206.0        $  8.8      $16.4      $  945.4
                                           ------        --------        ------      -----      --------
1999:
 Variable Products...................         N/A        $1,864.9        $  3.9      $15.4      $  950.8
                                           ------        --------        ------      -----      --------
1998:
 Variable Products...................         N/A        $1,651.7        $  2.3      $13.1      $1,272.3
                                           ------        --------        ------      -----      --------

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)

                                                                    Amortization of
                                                   Benefits,        Deferred Policy
                                                Claims, Losses,   Acquisition Costs,
                                      Net             and          Excluding Amounts       Other
                                   Investment     Settlement      Related to Realized    Operating
             Segment                 Income        Expenses        Investment Gains      Expenses
             -------               ----------   ---------------   -------------------    ---------
GAAP
2000:
Protection.......................    $215.9         $  242.2             $17.6             $100.5
Asset Gathering..................      (2.5)             6.4              16.4               16.3
                                     ------         --------             -----             ------
 Total...........................    $213.4         $  248.6             $34.0             $116.8
                                     ------         --------             -----             ------
Statutory Basis
2000:
 Variable Products...............    $176.7         $1,185.2               N/A             $389.2
                                     ------         --------             -----             ------
1999:
 Variable Products...............    $136.0         $1,238.7               N/A             $334.9
                                     ------         --------             -----             ------
1998:
 Variable Products...............    $122.8         $1,661.6               N/A             $302.3
                                     ------         --------             -----             ------

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV--REINSURANCE

                            As of December 31, 2000
                           (in millions of dollars)

                                                                                                  Percentage
                                                             Ceded to     Assumed                  of Amount
                                                    Gross      Other    from Other                  Assumed
                                                   Amount    Companies   Companies   Net Amount     to Net
                                                   ------    ---------  ----------   ----------   ----------
GAAP
2000
Life insurance in force.......................    $98,737.2  $39,495.8     $37.1     $59,278.5       0.1%
                                                  ---------  ---------     -----     ---------       ---
Premiums:
Life insurance................................    $    34.1  $     5.5     $  --     $    28.6       0.0%
Accident and health insurance.................
                                                         --         --        --            --       0.0%
P&C...........................................           --         --        --            --       0.0%
                                                  ---------  ---------     -----     ---------       ---
  Total.......................................    $    34.1  $     5.5     $  --     $    28.6       0.0%
                                                  =========  =========     =====     =========       ===
Statutory Basis
2000
Life insurance in force.......................    $96,574.3  $38,059.7     $  --     $58,514.6       0.0%
                                                  ---------  ---------     -----     ---------       ---
Premiums:
Life insurance................................    $ 1,533.6  $   588.1     $  --     $   945.5       0.0%
Accident and health insurance.................           --         --        --            --       0.0%
P&C...........................................           --         --        --            --       0.0%
                                                  ---------  ---------     -----     ---------       ---
  Total.......................................    $ 1,533.6  $   588.1     $  --     $   945.5       0.0%
                                                  =========  =========     =====     =========       ===
1999
Life insurance in force.......................    $74,831.8  $ 8,995.0     $  --     $55,836.8       0.0%
                                                  ---------  ---------     -----     ---------       ---
Premiums:
Life insurance................................    $ 1,545.7  $   594.9     $  --     $   950.8       0.0%
Accident and health insurance.................           --         --        --            --       0.0%
P&C...........................................           --         --        --            --       0.0%
                                                  ---------  ---------     -----     ---------       ---
  Total.......................................    $ 1,545.7  $   594.9     $  --     $   950.8       0.0%
                                                  =========  =========     =====     =========       ===

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            As of December 31, 2000
                           (in millions of dollars)

                                                                                                 Percentage
                                                             Ceded to     Assumed                 of Amount
                                                    Gross      Other    from Other      Net        Assumed
                                                   Amount    Companies   Companies    Amount       to Net
                                                   ------    ---------  ----------    ------     ----------
1998
Life insurance in force.......................    $62,628.7  $15,302.1      $--      $47,326.6      0.0%
                                                  ---------  ---------      ---      ---------      ---
Premiums:
Life insurance................................    $ 1,862.5  $   590.2      $--      $ 1,272.3      0.0%
Accident and health insurance.................           --         --       --             --      0.0%
P&C...........................................           --         --       --             --      0.0%
                                                  ---------  ---------      ---      ---------      ---
  Total.......................................    $ 1,862.5  $   590.2      $--      $ 1,272.3      0.0%
                                                  =========  =========      ===      =========      ===

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                        Report of Independent Auditors

To the Policyholders of
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

February 13, 2001

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                                                      International
                                                                            Large Cap      Active        Equity        Small Cap
                                                                              Growth        Bond          Index          Growth
                                                                            Subaccount   Subaccount    Subaccount      Subaccount
                                                                            ----------   ----------   -------------    ----------
Assets
Investments in shares of portfolios of John Hancock Variable Series
 Trust I, at value.....................................................    $128,183,227  $49,115,293   $35,113,621     $35,777,318
Investments in shares of portfolios of Outside Trusts, at value........              --           --            --              --
Receivable from:
 John Hancock Variable Series Trust I..................................         217,824       21,983        34,739       1,066,885
 Portfolio of Outside Trusts...........................................              --           --            --              --
                                                                           ------------  -----------   -----------    ------------
Total assets...........................................................     128,401,051   49,137,276    35,148,360      36,844,203
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........................         214,814       21,266        33,992       1,065,954
 Portfolio of Outside Trusts...........................................              --           --            --              --
Asset charges payable..................................................           3,010          717           747             931
                                                                           ------------  -----------   -----------    ------------
Total liabilities......................................................         217,824       21,983        34,739       1,066,885
                                                                           ------------  -----------   -----------    ------------
Net assets.............................................................    $128,183,227  $49,115,293   $35,113,621     $35,777,318
                                                                           ============  ===========   ===========    ============

                                                                                Global      Mid Cap     Large Cap       Money
                                                                               Balanced     Growth        Value         Market
                                                                              Subaccount  Subaccount   Subaccount     Subaccount
                                                                              ----------  ----------   ----------     ----------
Assets
Investments in shares of portfolios of John Hancock Variable Series
 Trust I, at value.....................................................       $3,533,069  $56,033,021  $52,663,086    $189,140,131
Investments in shares of portfolios of Outside Trusts, at value........               --           --           --              --
Receivable from:
 John Hancock Variable Series Trust I..................................              166    1,062,123       43,811       5,658,510
 Portfolio of Outside Trusts...........................................               --           --           --              --
                                                                              ----------  -----------  -----------    ------------
Total assets...........................................................        3,533,235   57,095,144   52,706,897     194,798,641
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........................               69    1,060,694       42,643       5,653,690
 Portfolio of Outside Trusts...........................................               --           --           --              --
Asset charges payable..................................................               97        1,429        1,168           4,820
                                                                              ----------  -----------  -----------    ------------
Total liabilities......................................................              166    1,062,123       43,811       5,658,510
                                                                              ----------  -----------  -----------    ------------
Net assets.............................................................       $3,533,069  $56,033,021  $52,663,086    $189,140,131
                                                                              ==========  ===========  ===========    ============

See accompany notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                     Mid Cap     Small/Mid Cap  Real Estate     Growth &
                                                                      Value         Growth        Equity         Income
                                                                    Subaccount    Subaccount    Subaccount     Subaccount
                                                                    ----------   -------------  -----------    ----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value.......................................    $31,539,966   $12,113,014   $17,858,812   $182,636,457
Investments in shares of portfolios of Outside Trusts, at
 value..........................................................             --            --            --             --
Receivable from:
 John Hancock Variable Series Trust I...........................         14,549         7,592         9,207        184,566
 Portfolio of Outside Trusts....................................             --            --            --             --
                                                                   ------------   -----------   -----------   ------------
Total assets....................................................     31,554,515    12,120,606    17,868,019    182,821,023
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...................         13,735         7,211         8,870        178,590
 Portfolio of Outside Trusts....................................             --            --            --             --
Asset charges payable...........................................            814           381           337          5,976
                                                                   ------------   -----------   -----------   ------------
Total liabilities...............................................         14,549         7,592         9,207        184,566
                                                                   ------------   -----------   -----------   ------------
Net assets......................................................    $31,539,966   $12,113,014   $17,858,812   $182,636,457
                                                                   ============   ===========   ===========   ============


                                                                                  Short-Term     Small Cap    International
                                                                    Managed          Bond         Equity      Opportunities
                                                                   Subaccount     Subaccount    Subaccount     Subaccount
                                                                   ----------     ----------    ----------    -------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value.......................................   $128,889,839   $16,559,672   $26,092,949   $ 41,366,171
Investments in shares of portfolios of Outside Trusts, at
 value..........................................................             --            --            --             --
Receivable from:
 John Hancock Variable Series Trust I...........................        162,149        18,438       469,529         27,592
 Portfolio of Outside Trusts....................................             --            --            --             --
                                                                   ------------   -----------   -----------   ------------
Total assets....................................................    129,051,988    16,578,110    26,562,478     41,393,763
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...................        156,559        18,146       468,842         26,560
 Portfolio of Outside Trusts....................................             --            --            --             --
Asset charges payable...........................................          5,590           292           687          1,032
                                                                   ------------   -----------   -----------   ------------
Total liabilities...............................................        162,149        18,438       469,529         27,592
                                                                   ------------   -----------   -----------   ------------
Net assets......................................................   $128,889,839   $16,559,672   $26,092,949   $ 41,366,171
                                                                   ============   ===========   ===========   =============

 See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                                           Turner         Brandes
                                                                                 Equity       Global        Core       International
                                                                                 Index         Bond        Growth         Equity
                                                                               Subaccount   Subaccount   Subaccount     Subaccount
                                                                               ----------   ----------   ----------    -------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value..................................................    $160,798,440   $8,150,109           --             --
Investments in shares of portfolios of Outside Trusts, at value............              --           --  $22,550,873    $36,778,383
Receivable from:
 John Hancock Variable Series Trust I......................................         142,079        3,841           --             --
 Portfolio of Outside Trusts...............................................              --           --      179,536        109,167
                                                                               ------------  -----------  -----------    -----------
Total assets...............................................................     160,940,519    8,153,950   22,730,409     36,887,550
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..............................         138,139        3,610           --             --
 Portfolio of Outside Trusts...............................................              --           --      179,137        108,613
Asset charges payable......................................................           3,940          231          399            554
                                                                               ------------  -----------  -----------    -----------
Total liabilities..........................................................         142,079        3,841      179,536        109,167
                                                                               ------------  -----------  -----------    -----------
Net assets.................................................................    $160,798,440   $8,150,109  $22,550,873    $36,778,383
                                                                               ============  ===========  ===========    ===========

                                                                                Frontier      Clifton      Emerging
                                                                                 Capital      Enhanced      Markets        Bond
                                                                               Appreciation  U.S. Equity     Equity        Index
                                                                                Subaccount   Subaccount    Subaccount   Subaccount
                                                                               ------------  -----------   ----------   -----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value..................................................              --           --   $5,278,940   $12,799,604
Investments in shares of portfolios of Outside Trusts, at value............     $23,632,255  $10,205,351           --            --
Receivable from:
 John Hancock Variable Series Trust I......................................              --           --       10,248           593
 Portfolio of Outside Trusts...............................................         184,569          882           --            --
                                                                                -----------  -----------   ----------   -----------
Total assets...............................................................      23,816,824   10,206,233    5,289,188    12,800,197
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..............................              --           --       10,112           285
 Portfolio of Outside Trusts...............................................         184,197          743           --            --
Asset charges payable......................................................             372          139          136           308
                                                                                -----------  -----------   ----------   -----------
Total liabilities..........................................................         184,569          882       10,248           593
                                                                                -----------  -----------   ----------   -----------
Net assets.................................................................     $23,632,255  $10,205,351   $5,278,940   $12,799,604
                                                                                ===========  ===========   ==========   ===========



See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                               High          Large Cap
                                                                               Small/Mid      Yield         Aggressive   Fundamental
                                                                                Cap CORE       Bond           Growth       Growth
                                                                               Subaccount   Subaccount      Subaccount   Subaccount
                                                                               ----------   ----------      ----------   -----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value....................................................   $2,657,431   $4,742,004      $  344,987   $2,013,134
Investments in shares of portfolios of Outside Trusts, at value..............           --           --              --           --
Receivable from:
 John Hancock Variable Series Trust I........................................       13,675       11,348              11           41
 Portfolio of Outside Trusts.................................................           --           --              --           --
                                                                                ----------   ----------      ----------   ----------
Total assets.................................................................    2,671,106    4,753,352         344,998    2,013,175
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company................................       13,617       11,231              --           --
 Portfolio of Outside Trusts.................................................           --           --              --           --
Asset charges payable........................................................           58          117              11           41
                                                                                ----------   ----------      ----------   ----------
Total liabilities............................................................       13,675       11,348              11           41
                                                                                ----------   ----------      ----------   ----------
Net assets...................................................................   $2,657,431   $4,742,004      $  344,987   $2,013,134
                                                                                ==========   ==========      ==========   ==========

                                                                                              American
                                                                                            Leaders Large   AIM V.I.    Fidelity VIP
                                                                                Core Bond     Cap Value      Value         Growth
                                                                                Subaccount   Subaccount    Subaccount    Subaccount
                                                                                ----------  -------------  ----------   ------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value....................................................      $16,062     $553,446             --            --
Investments in shares of portfolios of Outside Trusts, at value..............           --           --     $1,164,444    $1,517,758
Receivable from:
 John Hancock Variable Series Trust I........................................          564           21             --            --
 Portfolio of Outside Trusts.................................................           --           --             25        63,072
                                                                                   -------     --------     ----------    ----------
Total assets.................................................................       16,626      553,467      1,164,469     1,580,830
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company................................          564           --             --            --
 Portfolio of Outside Trusts.................................................           --           --             --        63,030
Asset charges payable........................................................           --           21             25            42
                                                                                   -------     --------     ----------    ----------
Total liabilities............................................................          564           21             25        63,072
                                                                                   -------     --------     ----------    ----------
Net assets...................................................................      $16,062     $553,446     $1,164,444    $1,517,758
                                                                                   =======     ========     ==========    ==========


See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                             Janus     Janus Aspen   MFS New
                                                         Fidelity VIP II     Aspen      Worldwide   Discovery      Templeton
                                                           Contrafund     Global Tech    Growth       Series     International
                                                           Subaccount     Subaccount   Subaccount   Subaccount     Subaccount
                                                         ---------------  -----------  -----------  ----------   -------------
Assets
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value.................               --           --            --           --           --
Investments in shares of portfolios of
   Outside Trusts, at value..........................       $1,006,617     $442,306    $1,038,378   $1,178,457     $870,339
Receivable from:
   John Hancock Variable Series Trust I..............               --           --            --           --           --
   Portfolio of Outside Trusts.......................               40           16            32           32           31
                                                            ----------     --------    ----------   ----------     --------
Total assets.........................................        1,006,657      442,322     1,038,410    1,178,489      870,370
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company......               --           --            --           --           --
   Portfolio of Outside Trusts.......................               14           --            --           32           --
Asset charges payable................................               26           16            32           --           31
                                                            ----------     --------    ----------   ----------     --------
Total liabilities....................................               40           16            32           32           31
                                                            ----------     --------    ----------   ----------     --------
Net assets...........................................       $1,006,617     $442,306    $1,038,378   $1,178,457     $870,339
                                                            ==========     ========    ==========   ==========     ========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                           STATEMENTS OF OPERATIONS

                     Years and periods ended December 31,


                                                   Large Cap Growth Subaccount                  Active Bond Subaccount
                                             ----------------------------------------   ----------------------------------------
                                                 2000          1999          1998           2000          1999           1998
                                             -------------  ------------  ------------  -------------  ------------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....   $ 20,421,555   $17,558,034   $ 6,312,073     $2,372,089   $ 2,851,613    $2,190,901
 Portfolio of Outside Trusts..............             --            --            --             --            --            --
                                             ------------   -----------   -----------   ------------   -----------    ----------
Total investment income...................     20,421,555    17,558,034     6,312,073      2,372,089     2,851,613     2,190,901
Expenses:
 Mortality and expense risks..............       (433,387)     (324,595)     (168,652)       (92,625)     (126,407)      (93,556)
                                             ------------   -----------   -----------   ------------   -----------    ----------
Net investment income.....................     19,988,168    17,233,439     6,143,421      2,279,464     2,725,206     2,097,345
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............      5,243,833     5,003,007     1,750,881     (1,159,229)   (1,391,910)      185,230
 Net unrealized appreciation
  (depreciation) during the period........    (53,885,375)   (2,053,672)    8,041,022      2,598,926    (1,837,190)     (378,058)
                                             ------------   -----------   -----------   ------------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments....................    (48,641,542)    2,949,335     9,791,903      1,439,697    (3,229,100)     (192,828)
                                             ------------   -----------   -----------   ------------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations................   $(28,653,374)  $20,182,774   $15,935,324     $3,719,161   $  (503,894)   $1,904,517
                                             ============   ===========   ===========   ============   ===========    ==========

                                              International Equity Index Subaccount         Small Cap Growth Subaccount
                                              --------------------------------------  ------------------------------------------
                                                 2000          1999          1998           2000          1999           1998
                                             -------------  ------------  ------------  -------------  ------------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $ 1,780,524   $   936,475   $ 1,930,710  $   3,489,821   $ 3,697,955            --
 Portfolio of Outside Trusts..............             --            --            --             --            --            --
                                              -----------   -----------   -----------  -------------   -----------    ----------
Total investment income...................      1,780,524       936,475     1,930,710      3,489,821     3,697,955            --
Expenses:
 Mortality and expense risks..............       (112,998)      (81,058)      (45,651)      (135,490)      (60,221)   $  (22,593)
                                              -----------   -----------   -----------  -------------   -----------    ----------
Net investment income (loss)..............      1,667,526       855,417     1,885,059      3,354,331     3,637,734       (22,593)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains.......................        670,269       753,750       152,030      2,830,901     2,548,944        58,729
 Net unrealized appreciation
  (depreciation) during the period........     (8,622,825)    4,871,167        78,480    (17,022,592)    3,920,455     1,070,805
                                              -----------   -----------   -----------  -------------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments....................     (7,952,556)    5,624,917       230,510    (14,191,691)    6,469,399     1,129,534
                                              -----------   -----------   -----------  -------------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations................    $(6,285,030)  $ 6,480,334   $ 2,115,569  $ (10,837,360)  $10,107,133    $1,106,941
                                              ===========   ===========   ===========  =============   ===========    ==========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                       Global Balanced Subaccount              Mid Cap Growth Subaccount
                                                   -------------------------------------  --------------------------------------
                                                      2000         1999          1998         2000          1999          1998
                                                   -----------  ------------  ----------  -------------  -----------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...........   $  191,397   $   372,766   $  185,760  $  9,182,305   $ 6,491,783   $1,114,374
 Portfolio of Outside Trusts....................           --            --           --            --            --           --
                                                   ----------   -----------   ----------  ------------   -----------   ----------
Total investment income.........................      191,397       372,766      185,760     9,182,305     6,491,783    1,114,374
Expenses:
 Mortality and expense risks....................       15,646        13,792        9,687       243,927       102,248       26,123
                                                   ----------   -----------   ----------  ------------   -----------   ----------
Net investment income...........................      175,751       358,974      176,073     8,938,378     6,389,535    1,088,251
Net realized and unrealized gain on investments:
 Net realized gains (losses)....................     (506,008)       15,640       24,206     8,113,159     5,188,018      599,619
 Net unrealized appreciation (depreciation)
  during the period.............................     (109,325)     (173,912)     147,461   (49,252,941)   15,078,681    1,184,263
                                                   ----------   -----------   ----------  ------------   -----------   ----------
Net realized and unrealized gain (loss) on
 investments....................................     (615,333)     (158,272)     171,667   (41,139,782)   20,266,699    1,783,882
                                                   ----------   -----------   ----------  ------------   -----------   ----------
Net increase (decrease) in net assets resulting
 from operations................................   $ (439,582)  $   200,702   $  347,740  $(32,201,404)  $26,656,234   $2,872,133
                                                   ==========   ===========   ==========  ============   ===========   ==========

                                                        Large Cap Value Subaccount             Money Market Subaccount
                                                   -------------------------------------  ----------------------------------
                                                       2000         1999          1998        2000        1999         1998
                                                   -----------  ------------  ----------  ----------  ----------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...........   $2,639,356   $ 1,809,072   $  797,874  $5,765,606  $3,279,928   $1,854,829
 Portfolio of Outside Trusts....................           --            --           --          --          --           --
                                                   ----------   -----------   ----------  ----------  ----------   ----------
Total investment income.........................    2,639,356     1,809,072      797,874   5,765,606   3,279,928    1,854,829
Expenses:
 Mortality and expense risks....................      109,830        88,877       41,415     328,559     291,398      167,813
                                                   ----------   -----------   ----------  ----------  ----------   ----------
Net investment income...........................    2,529,526     1,720,195      756,459   5,437,047   2,988,530    1,687,016
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)....................     (861,398)      705,454      330,827          --          --           --
 Net unrealized appreciation (depreciation)
  during the period.............................    3,840,473    (2,181,112)     145,355          --          --           --
                                                   ----------   -----------   ----------  ----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments....................................    2,979,075    (1,475,658)     476,182          --          --           --
                                                   ----------   -----------   ----------  ----------  ----------   ----------
Net increase in net assets resulting from
 operations.....................................   $5,508,601   $   244,537   $1,232,641  $5,437,047  $2,988,530   $1,687,016
                                                   ==========   ===========   ==========  ==========  ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                    Mid Cap Value Subaccount             Small/Mid Cap Growth Subaccount
                                              ------------------------------------   ----------------------------------------
                                                 2000        1999         1998           2000          1999           1998
                                              ----------  -----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $3,243,126  $  110,190   $   120,469     $1,246,873   $ 1,421,656       $142,469
 Portfolio of Outside Trusts...............           --          --            --             --            --             --
                                              ----------  ----------   -----------   ------------   -----------    -----------
Total investment income....................    3,243,126     110,190       120,469      1,246,873     1,421,656        142,469
Expenses:
 Mortality and expense risks...............       84,295      68,611        45,020         39,985        32,995         34,432
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net investment income......................    3,158,831      41,579        75,449      1,206,888     1,388,661        108,037
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...............    2,578,812    (860,332)     (538,516)      (652,532)       13,375        232,246
 Net unrealized appreciation (depreciation)
  during the period........................      689,275   1,757,919      (830,390)       119,763    (1,001,208)       236,333
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments...............................    3,268,087     897,587    (1,368,906)      (532,769)     (987,833)       468,579
                                              ----------  ----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................   $6,426,918  $  939,166   $(1,293,457)      $674,119   $   400,828       $576,616
                                              ==========  ==========   ===========   ============   ===========    ===========


                                                 Real Estate Equity Subaccount            Growth & Income Subaccount
                                              -----------------------------------   ----------------------------------------
                                                 2000       1999         1998           2000          1999           1998
                                              ----------  ----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $1,569,398   $544,845   $   305,783   $ 34,126,174   $23,565,679    $ 9,266,175
 Portfolio of Outside Trusts...............           --         --            --             --            --             --
                                              ----------  ---------   -----------   ------------   -----------    -----------
Total investment income....................    1,569,398    544,845       305,783     34,126,174    23,565,679      9,266,175
Expenses:
 Mortality and expense risks...............       45,265     29,468        22,716        844,779       715,377        290,361
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net investment income......................    1,524,133    515,377       283,067     33,281,395    22,850,302      8,975,814
Net realized and unrealized gain  (loss) on
 investments:
 Net realized gains (losses)...............    1,851,413   (735,504)     (454,979)     2,197,930     6,207,253      2,061,212
 Net unrealized appreciation (depreciation)
  during the period........................    1,041,612     80,925      (698,676)   (63,700,088)   (5,814,839)     7,759,307
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments...............................    2,893,025   (654,579)   (1,153,655)   (61,502,158)      392,414      9,820,519
                                              ----------  ---------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................   $4,417,158  $(139,202)  $  (870,588)  $(28,220,763)  $23,242,716    $18,796,333
                                              ==========  =========   ===========   ============   ===========    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                        Managed Subaccount                    Short-Term Bond Subaccount
                                              ---------------------------------------  -----------------------------------------
                                                  2000          1999          1998         2000           1999           1998
                                              -------------  ------------  ----------  --------------  ------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......   $ 13,844,402   $11,251,980   $3,606,186     $  920,563   $   957,614    $   977,164
 Portfolio of Outside Trusts...............             --            --           --             --            --             --
                                              ------------   -----------   ----------  -------------   -----------    -----------
Total investment income....................     13,844,402    11,251,980    3,606,186        920,563       957,614        977,164
Expenses:
 Mortality and expense risks...............        686,633       495,544      121,905         37,022        50,128         50,947
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net investment income......................     13,157,769    10,756,436    3,484,281        883,541       907,486        926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...............       (233,751)    2,233,258      278,186       (210,780)     (441,667)        24,740
 Net unrealized appreciation (depreciation)
  during the period........................    (13,708,391)   (6,419,069)   1,791,231        451,906       (85,754)      (136,999)
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments...............................    (13,942,142)   (4,185,811)   2,069,417        241,126      (527,421)      (112,259)
                                              ------------   -----------   ----------  -------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................   $   (784,373)  $ 6,570,625   $5,553,698     $1,124,667   $   380,065    $   813,958
                                              ============   ===========   ==========  =============   ===========    ===========

                                                     Small Cap Equity Subaccount       International Opportunities Subaccount
                                                 -----------------------------------   ---------------------------------------
                                                    2000         1999        1998          2000           1999          1998
                                                 ------------  ----------  ----------  --------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..........  $ 2,024,209   $ 409,324   $  47,350   $  2,592,009    $2,096,195    $  103,399
 Portfolio of Outside Trusts...................           --          --          --             --            --            --
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Total investment income........................    2,024,209     409,324      47,350      2,592,009     2,096,195       103,399
Expenses:
 Mortality and expense risks...................       89,912      64,613      33,335        134,950        90,191        50,003
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net investment income..........................    1,934,297     344,711      14,015      2,457,059     2,006,004        53,396
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)...................     (158,893)   (979,002)     (9,919)     2,209,044     1,907,809       191,495
 Net unrealized appreciation (depreciation)
  during the period............................   (4,241,216)    325,684    (523,693)   (11,479,826)    3,818,953     1,108,416
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net realized and unrealized gain (loss) on
 investments...................................   (4,400,109)   (653,318)   (533,612)    (9,270,782)    5,726,762     1,299,911
                                                 -----------   ---------   ---------   ------------    ----------    ----------
Net increase (decrease) in net assets resulting
 from operations...............................  $(2,465,812)  $(308,607)  $(519,597)  $ (6,813,723)   $7,732,766    $1,353,307
                                                 ===========   =========   =========   ============    ==========    ==========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                     Equity Index Subaccount                Global Bond Subaccount
                                            ---------------------------------------  -------------------------------------
                                                 2000          1999         1998        2000          1999          1998
                                            -------------   -----------  ----------  -----------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....   $  8,279,123   $ 5,839,023  $1,337,750   $  459,052   $   460,088    $303,545
 Portfolio of Outside Trusts..............             --            --          --           --            --          --
                                             ------------   -----------  ----------  -----------   -----------    --------
Total investment income...................      8,279,123     5,839,023   1,337,750      459,052       460,088     303,545
Expenses:
 Mortality and expense risks..............        552,681       335,573     126,021       28,858        35,321      19,894
                                             ------------   -----------  ----------  -----------   -----------    --------
Net investment income.....................      7,726,442     5,503,450   1,211,729      430,194       424,767     283,651
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............      4,357,007     7,681,081     691,270     (302,157)     (204,675)     81,659
 Net unrealized appreciation
  (depreciation) during the period........    (30,073,491)    4,678,509   6,098,919      688,537      (433,526)     43,608
                                             ------------   -----------  ----------  -----------   -----------    --------
Net realized and unrealized gain (loss) on
 investments..............................    (25,716,484)   12,359,590   6,790,189      386,380      (638,201)    125,267
                                             ------------   -----------  ----------  -----------   -----------    --------
Net increase (decrease) in net
 assets resulting from operations.........   $(17,990,042)  $17,863,040  $8,001,918   $  816,574   $  (213,434)   $408,918
                                             ============   ===========  ==========   ==========   ===========    ========


                                                Turner Core Growth Subaccount     Brandes International Equity Subaccount
                                              ----------------------------------  -------------------------------------------
                                                   2000          1999       1998        2000            1999          1998
                                              ------------  ----------  --------  --------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $        --   $       --  $     --   $        --     $       --     $     --
 Portfolio of Outside Trusts..............      3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
                                              -----------   ----------  --------   -----------     ----------     --------
Total investment income...................      3,134,021    1,349,358    84,940     2,849,758        549,978       32,677
Expenses:
 Mortality and expense risks..............         61,261       33,920     7,737        57,452         34,297        7,502
                                              -----------   ----------  --------   -----------     ----------     --------
Net investment income.....................      3,072,760    1,315,438    77,203     2,792,306        515,681       25,175
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains.......................      2,749,177    1,038,462   156,278     1,629,793        507,727       12,541
 Net unrealized appreciation
  (depreciation) during the period........     (8,773,256)   1,626,646   562,620    (2,602,173)     3,486,097      (26,022)
                                              -----------   ----------  --------   -----------     ----------     --------
Net realized and unrealized gain
 (loss) on investments....................     (6,024,079)   2,665,108   718,898      (972,380)     3,993,824      (13,481)
                                              -----------   ----------  --------   -----------     ----------     --------
Net increase (decrease) in net
 assets resulting from operations.........    $(2,951,319)  $3,980,546  $796,101   $ 1,819,926     $4,509,505     $ 11,694
                                              ===========   ==========  ========   ===========     ==========     ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                             Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                             -----------------------------------------   ----------------------------------------
                                                 2000            1999         1998           2000            1999          1998
                                             --------------  ------------  -----------   --------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $        --     $       --    $      --     $        --     $       --     $     --
 Portfolio of Outside Trusts..............      5,801,558        487,465       34,738       1,412,843        532,067       72,302
                                              -----------     ----------    ---------     -----------     ----------     --------
Total investment income...................      5,801,558        487,465       34,738       1,412,843        532,067       72,302
Expenses:
 Mortality and expense risks..............         54,938         37,471       24,841          19,820         13,930        4,069
                                              -----------     ----------    ---------     -----------     ----------     --------
Net investment income.....................      5,746,620        449,994        9,897       1,393,023        518,137       68,233
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............      4,402,175        624,068     (445,752)        132,736        264,436       87,723
 Net unrealized appreciation
  (depreciation) during the period........     (9,587,258)     3,431,408      432,064      (2,553,428)       151,562       89,677
                                              -----------     ----------    ---------     -----------     ----------     --------
Net realized and unrealized gain (loss)
 on investments...........................     (5,185,083)     4,055,476      (13,688)     (2,420,692)       415,998      177,400
                                              -----------     ----------    ---------     -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations................    $   561,537     $4,505,470    $  (3,791)    $(1,027,669)    $  934,135     $245,633
                                              ===========     ==========    =========     ===========     ==========     ========


                                                Emerging Markets Equity Subaccount                Bond Index Subaccount
                                              ---------------------------------------     --------------------------------------
                                                 2000            1999        1998*          2000            1999          1998*
                                              ------------    ----------    ---------     ---------       ----------    --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.....    $   454,929     $  137,724    $    522      $514,721        $ 140,772      $ 23,842
 Portfolio of Outside Trusts..............             --             --          --            --               --            --
                                              -----------     ----------    --------      --------        ---------      --------
Total investment income...................        454,929        137,724         522       514,721          140,772        23,842
Expenses:
 Mortality and expense risks..............         22,702          5,465         387        27,209           10,636           937
                                              -----------     ----------    --------      --------        ---------      --------
Net investment income.....................        432,227        132,259         135       487,512          130,136        22,905
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..............     (1,410,734)       663,998     (45,975)      (53,751)        (104,174)        1,002
 Net unrealized appreciation
  (depreciation) during the period........     (2,006,595)       432,248       2,289       472,128          (78,192)      (10,217)
                                              -----------     ----------    --------      --------        ---------      --------
Net realized and unrealized gain
 (loss) on investments....................     (3,417,329)     1,096,246     (43,686)      418,377         (182,366)       (9,215)
                                              -----------     ----------    --------      --------        ---------      --------
Net increase (decrease) in net assets
 resulting from operations................    $(2,985,102)    $1,228,505    $(43,551)     $905,889        $ (52,230)     $ 13,690
                                              ===========     ==========    ========      ========        =========      ========


  _________________________

* From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                 Small/Mid Cap Core Subaccount      High Yield Bond Subaccount
                                                -------------------------------   --------------------------------
                                                  2000        1999      1998*       2000        1999        1998*
                                                ----------  ---------  --------   ----------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......     $ 106,135   $ 54,784         --   $ 373,904   $ 352,641    $ 88,721
 Portfolio of Outside Trusts...............            --         --         --          --          --          --
                                                ---------   --------   --------   ---------   ---------    --------
Total investment income....................       106,135     54,784         --     373,904     352,641      88,721
Expenses:
 Mortality and expense risks...............         5,370      2,073   $    535      14,689      12,206       1,962
                                                ---------   --------   --------   ---------   ---------    --------
Net investment income (loss)...............       100,765     52,711       (535)    359,215     340,435      86,759
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...............        52,147     65,733    (25,196)   (207,326)     42,365      64,824
 Net unrealized appreciation
  (depreciation) during the period.........      (145,708)   (10,735)    18,718    (650,931)   (139,659)    149,416
                                                ---------   --------   --------   ---------   ---------    --------
Net realized and unrealized gain
 (loss) on investments.....................       (93,561)    54,998     (6,478)   (858,257)    (97,294)    214,240
                                                ---------   --------   --------   ---------   ---------    --------
Net increase (decrease) in net
 assets resulting from operations..........     $   7,204   $107,709   $ (7,013)  $(499,042)  $ 243,141    $300,999
                                                =========   ========   ========   =========   =========    ========


                                                                                                 American
                                                    Large Cap      Fundamental                 Leaders Large
                                                Aggressive Growth     Growth     Core Bond       Cap Value
                                                   Subaccount       Subaccount   Subaccount     Subaccount
                                                -----------------  -----------  -----------  ----------------
                                                     2000**          2000***     2000****        2000****
                                                -----------------  -----------  -----------  ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........      $  6,164       $ 206,294       $254          $ 3,426
 Portfolio of Outside Trusts..................            --              --         --               --
                                                    --------       ---------       ----          -------
Total investment income.......................         6,164         206,294        254            3,426
Expenses:
 Mortality and expense risks..................           260           1,175          7              682
                                                    --------       ---------       ----          -------
Net investment income.........................         5,904         205,119        247            2,744
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..................       (11,798)        (46,349)        89            8,325
 Net unrealized appreciation
  (depreciation) during the period............       (37,617)       (568,635)        96            9,977
                                                    --------       ---------       ----          -------
Net realized and unrealized gain
 (loss) on investments........................       (49,415)       (614,984)       185           18,302
                                                    --------       ---------       ----          -------
Net increase (decrease) in net
 assets resulting from operations.............      $(43,511)      $(409,865)      $432          $21,046
                                                    ========       =========       ====          =======


 _________________________

   * From May 1, 1998 (commencement of operations).
  ** From April 24, 2000 (commencement of operations).
 *** From April 28, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                           AIM V.I.                          Fidelity VIP II
                                                            Value      Fidelity VIP Growth      Contrafund      Janus Aspen Global
                                                          Subaccount        Subaccount          Subaccount        Tech Subaccount
                                                         ------------  --------------------  ----------------  ---------------------
                                                            2000**            2000**              2000**              2000***
                                                         ------------  --------------------  ----------------  ---------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..............             --                 --                 --                   --
 Portfolio of Outside Trusts.......................      $  48,587                 --                 --            $   2,686
                                                         ---------          ---------           --------            ---------
Total investment income............................         48,587                 --                 --                2,686
Expenses:
 Mortality and expense risks.......................            954          $   1,420           $  1,017                  658
                                                         ---------          ---------           --------            ---------
Net investment income (loss).......................         47,633             (1,420)            (1,017)               2,028
Net realized and unrealized (loss) on investments:
 Net realized (losses).............................        (54,358)            (8,731)           (11,057)             (69,974)
 Net unrealized (depreciation) during the period...       (101,244)          (156,818)           (35,244)             (98,497)
                                                         ---------          ---------           --------            ---------
Net realized and unrealized (loss) on investments..       (155,602)          (165,549)           (46,301)            (168,471)
                                                         ---------          ---------           --------            ---------
Net (decrease) in net assets resulting from
 operations........................................      $(107,969)         $(166,969)          $(47,318)           $(166,443)
                                                         =========          =========           ========            =========

                                                                            Janus Aspen           MFS New
                                                                             Worldwide           Discovery           Templeton
                                                                               Growth              Series          International
                                                                            Subaccount           Subaccount         Subaccount
                                                                            -----------          ----------       ---------------
                                                                              2000***              2000**             2000**
                                                                            -----------          ----------       ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I                                               --                  --                 --
 Portfolio of Outside Trusts............................................    $   18,937                  --                 --
                                                                            ----------           ---------           --------
Total investment income.................................................        18,937                  --                 --
Expenses:
 Mortality and expense risks............................................         1,396            $  1,349            $   640
                                                                            ----------           ---------           --------
Net investment income (loss)............................................        17,541              (1,349)              (640)
Net realized and unrealized gain (loss) on investments:
 Net realized gains (losses)............................................      (140,835)             16,026             11,899
 Net unrealized appreciation (depreciation) during the period...........       (61,721)            (94,403)            15,320
                                                                            ----------           ---------           --------
Net realized and unrealized gain (loss) on investments..................      (202,556)            (78,377)            27,219
                                                                            ----------           ---------           --------
Net increase (decrease) in net assets resulting from operations.........    $ (185,015)           $ (79,726)          $26,579
                                                                            ==========           =========           ========

 ______________________________________

 ** From April 24, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years and periods ended December 31,

                                                Large Cap Growth Subaccount                    Active Bond Subaccount
                                        -------------------------------------------  -------------------------------------------
                                            2000            1999           1998          2000            1999            1998
                                        --------------  -------------  ------------  --------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $  19,988,168   $ 17,233,439   $  6,143,421   $  2,279,464   $  2,725,206   $  2,097,345
 Net realized gains (losses)..........      5,243,833      5,003,007      1,750,881     (1,159,229)    (1,391,910)       185,230
 Net unrealized appreciation
  (depreciation) during the period....    (53,885,375)    (2,053,672)     8,041,022      2,598,926     (1,837,190)      (378,058)
                                        -------------   ------------   ------------  -------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations............    (28,653,374)    20,182,774     15,935,324      3,719,161       (503,894)     1,904,517
From policyholder transactions:
 Net premiums from policyholders......    143,098,730     75,667,981     29,859,648     37,518,244     74,595,720     38,567,292
 Net benefits to policyholders........   (101,783,680)   (45,347,424)   (13,281,028)   (30,443,585)   (68,312,320)   (27,391,317)
                                        -------------   ------------   ------------  -------------   ------------   ------------
Net increase in net assets resulting
 from policyholder transactions.......     41,315,050     30,320,557     16,578,620      7,074,659      6,283,400     11,175,975
                                        -------------   ------------   ------------  -------------   ------------   ------------
Net increase in net assets............     12,661,676     50,503,331     32,513,944     10,793,820      5,779,506     13,080,492
Net assets at beginning of period.....    115,521,551     65,018,220     32,504,276     38,321,473     32,541,967     19,461,475
                                        -------------   ------------   ------------  -------------   ------------   ------------
Net assets at end of period...........  $ 128,183,227   $115,521,551   $ 65,018,220   $ 49,115,293   $ 38,321,473   $ 32,541,967
                                        =============   ============   ============  =============   ============   ============

                                           International Equity Index Subaccount            Small Cap Growth Subaccount
                                        -------------------------------------------  -------------------------------------------
                                            2000            1999           1998          2000            1999            1998
                                        --------------  -------------  ------------  --------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss).........  $   1,667,526   $    855,417   $ 1,885,059   $   3,354,331   $  3,637,734   $    (22,593)
 Net realized gains...................        670,269        753,750       152,030       2,830,901      2,548,944         58,729
 Net unrealized appreciation
  (depreciation) during the period....     (8,622,825)     4,871,167        78,480     (17,022,592)     3,920,455      1,070,805
                                        -------------   ------------   -----------   -------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations............     (6,285,030)     6,480,334     2,115,569     (10,837,360)    10,107,133      1,106,941
From policyholder transactions:
 Net premiums from policyholders......     80,381,214     53,332,374    10,034,119     135,469,377     52,637,861     12,088,047
 Net benefits to policyholders........    (72,181,237)   (39,209,664)   (8,344,107)   (119,877,527)   (40,800,272)    (6,621,834)
                                        -------------   ------------   -----------   -------------   ------------   ------------
Net increase in net assets resulting
 from policyholder transactions.......      8,199,977     14,122,710     1,690,012      15,591,850     11,837,589      5,466,213
                                        -------------   ------------   -----------   -------------   ------------   ------------
Net increase in net assets............      1,914,947     20,603,044     3,805,581       4,754,490     21,944,722      6,573,154
Net assets at beginning of period.....     33,198,674     12,595,630     8,790,049      31,022,828      9,078,106      2,504,952
                                        -------------   ------------   -----------   -------------   ------------   ------------
Net assets at end of period...........  $  35,113,621   $ 33,198,674   $12,595,630   $  35,777,318   $ 31,022,828   $  9,078,106
                                        =============   ============   ===========   =============   ============   ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                            Global Balanced Subaccount                        Mid Cap Growth Subaccount
                                     ---------------------------------------      -------------------------------------------------
                                         2000          1999         1998               2000              1999              1998
                                     ------------  ------------  -----------      -------------      ------------      ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.............  $   175,751   $   358,974   $   176,073      $   8,938,378      $  6,389,535      $ 1,088,251
 Net realized gains (losses).......     (506,008)       15,640        24,206          8,113,159         5,188,018          599,619
 Net unrealized appreciation
  (depreciation) during the
  period...........................     (109,325)     (173,912)      147,461        (49,252,941)       15,078,681        1,184,263
                                     -----------   -----------   -----------      -------------      ------------      -----------
Net increase (decrease) in net
 assets resulting from operations..     (439,582)      200,702       347,740        (32,201,404)       26,656,234        2,872,133
From policyholder transactions:
 Net premiums from
  policyholders....................    8,122,728     6,295,052     3,163,316        196,712,586        65,183,285       11,323,614
 Net benefits to policyholders.....   (8,741,933)   (5,007,225)   (1,882,974)      (171,977,777)      (41,018,347)      (5,132,055)
                                     -----------   -----------   -----------      -------------      ------------      -----------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions.........     (619,205)    1,287,827     1,280,342         24,734,809        24,164,938        6,191,559
                                     -----------   -----------   -----------      -------------      ------------      -----------
Net increase (decrease) in net
 assets............................   (1,058,787)    1,488,529     1,628,082         (7,466,595)       50,821,172        9,063,692
Net assets at beginning of period..    4,591,856     3,103,327     1,475,245         63,499,616        12,678,444        3,614,752
                                     -----------   -----------   -----------      -------------      ------------      -----------
Net assets at end of period........  $ 3,533,069   $ 4,591,856   $ 3,103,327      $  56,033,021      $ 63,499,616      $12,678,444
                                     ===========   ===========   ===========      =============      ============      ===========

                                             Large Cap Value Subaccount                     Money Market Subaccount
                                     -----------------------------------------  ------------------------------------------------
                                         2000           1999          1998           2000             1999             1998
                                     ------------   ------------   -----------  ---------------   -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income.............  $  2,529,526   $  1,720,195   $   756,459  $     5,437,047   $   2,988,530    $   1,687,016
 Net realized gains (losses).......      (861,398)       705,454       330,827               --              --               --
 Net unrealized appreciation
  (depreciation) during the
  period...........................     3,840,473     (2,181,112)      145,355               --              --               --
                                     ------------   ------------   -----------  ---------------   -------------    -------------
Net increase in net assets
 resulting from operations.........     5,508,601        244,537     1,232,641        5,437,047       2,988,530        1,687,016
From policyholder transactions:
 Net premiums from
  policyholders....................    88,007,994     37,432,039    15,144,316    1,369,116,199     890,376,545      340,377,358
 Net benefits to policyholders.....   (67,960,426)   (27,199,179)   (4,937,583)  (1,246,419,884)   (918,869,964)    (269,723,839)
                                     ------------   ------------   -----------  ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions.........    20,047,568     10,232,860    10,206,733      122,696,315     (28,493,419)      70,653,519
                                     ------------   ------------   -----------  ---------------   -------------    -------------
Net increase (decrease) in net
 assets............................    25,556,169     10,477,397    11,439,374      128,133,362     (25,504,889)      72,340,535
Net assets at beginning of period..    27,106,917     16,629,520     5,190,146       61,006,769      86,511,658       14,171,123
                                     ------------   ------------   -----------  ---------------   -------------    -------------
Net assets at end of period........  $ 52,663,086   $ 27,106,917   $16,629,520  $   189,140,131   $  61,006,769    $  86,511,658
                                     ============   ============   ===========  ===============   =============    =============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      Years and periods ended December 31,


                                                Mid Cap Value Subaccount                  Small/Mid Cap Growth Subaccount
                                        -----------------------------------------   --------------------------------------------
                                            2000           1999          1998           2000           1999             1998
                                        ------------   ------------   -----------   ------------    -----------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income...............   $  3,158,831   $     41,579   $    75,449   $  1,206,888    $ 1,388,661    $     108,037
 Net realized gains (losses).........      2,578,812       (860,332)     (538,516)      (652,532)        13,375          232,246
 Net unrealized appreciation
  (depreciation) during the period...        689,275      1,757,919      (830,390)       119,763     (1,001,208)         236,333
                                        ------------   ------------   -----------   ------------    -----------    -------------
Net increase (decrease) in net assets
 resulting from operations...........      6,426,918        939,166    (1,293,457)       674,119        400,828          576,616
From policyholder transactions:
 Net premiums from policyholders.....     87,480,655     32,024,751    18,837,112     27,528,989     11,809,133        4,563,154
 Net benefits to policyholders.......    (81,506,140)   (29,579,995)   (7,855,945)   (26,015,925)    (9,775,543)      (6,481,542)
                                        ------------   ------------   -----------   ------------    -----------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions........................      5,974,515      2,444,756    10,981,167      1,513,064      2,033,590       (1,918,388)
                                        ------------   ------------   -----------   ------------    -----------    -------------
Net increase (decrease) in net assets     12,401,433      3,383,922     9,687,710      2,187,183      2,434,418       (1,341,772)
Net assets at beginning of period....     19,138,533     15,754,611     6,066,901      9,925,831      7,491,413        8,833,185
                                        ------------   ------------   -----------   ------------    -----------    -------------
Net assets at end of period..........   $ 31,539,966   $ 19,138,533   $15,754,611   $ 12,113,014    $ 9,925,831    $   7,491,413
                                        ============   ============   ===========   ============    ===========    =============

                                              Real Estate Equity Subaccount                 Growth & Income Subaccount
                                        -----------------------------------------   --------------------------------------------
                                            2000           1999          1998           2000           1999             1998
                                        ------------   ------------   -----------   ------------   -------------    ------------
Increase (decrease) in net assets
 from operations:
 Net investment income...............   $  1,524,133   $    515,377   $   283,067   $ 33,281,395   $  22,850,302    $  8,975,814
 Net realized gains (losses).........      1,851,413       (735,504)     (454,979)     2,197,930       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during the period...      1,041,612         80,925      (698,676)   (63,700,088)     (5,814,839)      7,759,307
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations...........      4,417,158       (139,202)     (870,588)   (28,220,763)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders.....    102,840,441     22,699,314     6,964,604     86,946,862     196,639,863      60,975,616
 Net benefits to policyholders.......    (98,637,433)   (18,093,640)   (5,513,221)   (85,615,541)   (106,763,955)    (31,360,866)
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions......      4,203,008      4,605,674     1,451,383      1,331,321      89,875,908      29,614,750
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets      8,620,166      4,466,472       580,795    (26,889,442)    113,118,624      48,411,083
Net assets at beginning of period....      9,238,646      4,772,174     4,191,379    209,525,899      96,407,275      47,996,192
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period..........   $ 17,858,812   $  9,238,646   $ 4,772,174   $182,636,457   $ 209,525,899    $ 96,407,275
                                        ============   ============   ===========   ============   =============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                   Managed Subaccount                       Short-Term Bond Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  -----------   -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $ 13,157,769   $ 10,756,436   $ 3,484,281   $    883,541   $    907,486    $    926,217
 Net realized gains (losses)..........      (233,751)     2,233,258       278,186       (210,780)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period..........................   (13,708,391)    (6,419,069)    1,791,231        451,906        (85,754)       (136,999)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............      (784,373)     6,570,625     5,553,698      1,124,667        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders......    33,494,293    113,292,872    21,019,273     20,531,773     41,259,110      27,490,588
 Net benefits to policyholders........   (29,530,890)   (34,219,380)   (8,281,600)   (16,825,756)   (49,156,693)    (21,534,195)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions ........................     3,963,403     79,073,492    12,737,673      3,706,017     (7,897,583)      5,956,393
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets      3,179,030     85,644,117    18,291,371      4,830,684     (7,517,518)      6,770,351
Net assets at beginning of period.....   125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $128,889,839   $125,710,809   $40,066,692   $ 16,559,672   $ 11,728,988    $ 19,246,506
                                        ============   ============   ===========   ============   ============    ============


                                               Small Cap Equity Subaccount            International Opportunities Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        ------------   ------------   -----------   ------------   ------------   -------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  1,934,297   $    344,711   $    14,015   $  2,457,059   $  2,006,004    $     53,396
 Net realized gains (losses)..........      (158,893)      (979,002)       (9,919)     2,209,044      1,907,809         191,495
 Net unrealized appreciation
  (depreciation) during the period....    (4,241,216)       325,684      (523,693)   (11,479,826)     3,818,953       1,108,416
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............    (2,465,812)      (308,607)     (519,597)    (6,813,723)     7,732,766       1,353,307
From policyholder transactions:
 Net premiums from policyholders......    61,706,400     39,172,672    11,420,833     91,465,296     43,216,216      23,844,756
 Net benefits to policyholders........   (51,931,035)   (30,591,417)   (4,363,378)   (74,820,451)   (38,372,463)    (12,275,087)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......     9,775,365      8,581,255     7,057,455     16,644,845      4,843,753      11,569,669
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets............     7,309,553      8,272,648     6,537,858      9,831,122     12,576,519      12,922,976
Net assets at beginning of period.....    18,783,396     10,510,748     3,972,890     31,535,049     18,958,530       6,035,554
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $ 26,092,949   $ 18,783,396   $10,510,748   $ 41,366,171   $ 31,535,049    $ 18,958,530
                                        ============   ============   ===========   ============   ============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                  Equity Index Subaccount                       Global Bond Subaccount
                                        --------------------------------------------   ------------------------------------------
                                            2000            1999            1998           2000           1999           1998
                                        --------------  --------------  ------------   -------------  -------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $   7,726,442   $   5,503,450   $  1,211,729   $    430,194   $    424,767    $   283,651
 Net realized gains (losses)..........      4,357,007       7,681,081        691,270       (302,157)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during
  the period..........................    (30,073,491)      4,678,509      6,098,919        688,537       (433,526)        43,608
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations............    (17,990,042)     17,863,040      8,001,918        816,574       (213,434)       408,918
From policyholder transactions:
 Net premiums from policyholders......    155,703,961     225,994,914     60,690,933      8,796,366     11,387,398      9,258,713
 Net benefits to policyholders........   (126,828,610)   (147,909,470)   (31,166,123)   (10,301,347)   (10,615,019)    (3,008,341)
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     28,875,351      78,085,444     29,524,810     (1,504,981)       772,379      6,250,372
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets      10,885,309      95,948,484     37,526,728       (688,407)       558,945      6,659,290
Net assets at beginning of period.....    149,913,131      53,964,647     16,437,919      8,838,516      8,279,571      1,620,281
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period...........  $ 160,798,440   $ 149,913,131   $ 53,964,647   $  8,150,109   $  8,838,516    $ 8,279,571
                                        =============   =============   ============   ============   ============    ===========


                                                Turner Core Growth Subaccount          Brandes International Equity Subaccount
                                           ----------------------------------------   -----------------------------------------
                                               2000          1999          1998           2000          1999           1998
                                           -------------  ------------  -----------   -------------  ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income.................    $  3,072,760   $ 1,315,438   $    77,203   $  2,792,306   $   515,681    $   343,646
 Net realized gains (losses)...........       2,749,177     1,038,462       156,278      1,629,793       507,727         89,337
 Net unrealized appreciation
  (depreciation) during
  the period...........................      (8,773,256)    1,626,646       562,620     (2,602,173)    3,486,097         91,915
                                           ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............      (2,951,319)    3,980,546       796,101      1,819,926     4,509,505        524,898
From policyholder transactions:
 Net premiums from policyholders.......      57,091,019    23,098,524     4,779,974     34,606,916    12,134,533      5,520,633
 Net benefits to policyholders.........     (54,259,832)   (9,308,254)   (1,690,860)   (17,063,755)   (5,569,496)    (2,041,375)
                                           ------------   -----------   -----------   ------------   -----------    -----------
Net increase in net assets resulting
 from policyholder transactions........       2,831,187    13,790,270     3,089,114     17,543,161     6,565,037      3,479,258
                                           ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets          (120,132)   17,770,816     3,885,215     19,363,087    11,074,542      4,004,156
Net assets at beginning of period......      22,671,005     4,900,189     1,014,974     17,415,296     6,340,754      2,336,598
                                           ------------   -----------   -----------   ------------   -----------    -----------
Net assets at end of period............    $ 22,550,873   $22,671,005   $ 4,900,189   $ 36,778,383   $17,415,296    $ 6,340,754
                                           ============   ===========   ===========   ============   ===========    ===========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                            Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                            -----------------------------------------   ----------------------------------------
                                                2000           1999          1998           2000          1999           1998
                                            -------------  -------------  ------------  -------------  ------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income...................   $  5,746,620   $    449,994   $     9,897   $  1,393,023   $   518,137    $    68,233
 Net realized gains (losses).............      4,402,175        624,068      (445,752)       132,736       264,436         87,723
 Net unrealized appreciation
  (depreciation) during the period.......     (9,587,258)     3,431,408       432,064     (2,553,428)      151,562         89,677
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations...............        561,537      4,505,470        (3,791)    (1,027,669)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders.........     40,643,205     25,135,447    13,982,031     15,685,529     6,480,741      3,031,309
 Net benefits to policyholders...........    (34,557,509)   (22,331,613)   (9,695,520)   (11,190,723)   (3,151,279)    (1,299,530)
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions...............      6,085,696      2,803,834     4,286,511      4,494,806     3,329,462      1,731,779
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets...............      6,647,233      7,309,304     4,282,720      3,467,137     4,263,597      1,977,412
Net assets at beginning of period........     16,985,022      9,675,718     5,392,998      6,738,214     2,474,617        497,205
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net assets at end of period..............   $ 23,632,255   $ 16,985,022   $ 9,675,718   $ 10,205,351   $ 6,738,214    $ 2,474,617
                                            ============   ============   ===========   ============   ===========    ===========


                                               Emerging Markets Equity Subaccount               Bond Index Subaccount
                                            -----------------------------------------   --------------------------------------
                                                2000           1999          1998          2000          1999          1998*
                                            -------------  -------------  ------------  ------------  ------------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income...................   $    432,227   $    132,259   $       135   $   487,512   $   130,136    $   22,905
 Net realized gains (losses).............     (1,410,734)       663,998       (45,975)      (53,751)     (104,174)        1,002
 Net unrealized appreciation
  (depreciation) during the period.......     (2,006,595)       432,248         2,289       472,128       (78,192)      (10,217)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations...............     (2,985,102)     1,228,505       (43,551)      905,889       (53,230)       13,690
From policyholder transactions:
 Net premiums from policyholders.........     72,543,484     18,579,194     2,434,226    14,954,848     6,472,518     1,176,234
 Net benefits to policyholders...........    (68,002,822)   (16,271,324)   (2,203,670)   (8,187,184)   (2,358,694)     (124,467)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions...............      4,540,662      2,307,870       230,556     6,767,664     4,113,824     1,051,767
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets...............      1,555,560      3,536,375       187,005     7,673,553     4,060,594     1,065,457
Net assets at beginning of period........      3,723,380        187,005            --     5,126,051     1,065,457            --
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net assets at end of period..............   $  5,278,940   $  3,723,380   $   187,005   $12,799,604   $ 5,126,051    $1,065,457
                                            ============   ============   ===========   ===========   ===========    ==========



 _________________________

 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                 Small /Mid Cap CORE Subaccount              High Yield Bond Subaccount
                                            ---------------------------------------   ----------------------------------------
                                                2000          1999         1998*         2000           1999           1998*
                                            -------------  ------------  -----------  ------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income....................  $    100,765   $    52,711   $     (535)  $   359,215   $    340,435    $    86,759
 Net realized gains (losses)..............        52,147        65,733      (25,196)     (207,326)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during
  the period..............................      (145,708)      (10,735)      18,718      (650,931)      (139,659)       149,416
                                            ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations................         7,204       107,709       (7,013)     (499,042)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders..........    18,340,255     5,817,483    1,089,030     9,819,846     19,870,990      6,683,673
 Net benefits to policyholders............   (16,306,841)   (5,611,532)    (778,864)   (8,852,014)   (20,368,501)    (2,457,088)
                                            ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.............................     2,033,414       205,951      310,166       967,832       (497,511)     4,226,585
                                            ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets................     2,040,618       313,660      303,153       468,790       (254,370)     4,527,584
Net assets at beginning of period.........       616,813       303,153           --     4,273,214      4,527,584             --
                                            ------------   -----------   ----------   -----------   ------------    -----------
Net assets at end of period...............  $  2,657,431   $   616,813   $  303,153   $ 4,742,004   $  4,273,214    $ 4,527,584
                                            ============   ===========   ==========   ===========   ============    ===========


                                             Large Cap                               American
                                            Aggressive   Fundamental               Leaders Large   AIM V.I.      Fidelity VIP
                                              Growth        Growth     Core Bond     Cap Value       Value          Growth
                                            Subaccount   Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                            -----------  ------------  ----------  -------------  ------------  --------------
                                              2000**       2000***      2000****     2000****       2000**          2000**
                                            -----------  ------------  ----------  -------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income....................  $    5,904   $   205,119   $    247    $     2,744    $    47,633    $    (1,420)
 Net realized gains (losses)..............     (11,798)      (46,349)        89          8,325        (54,358)        (8,731)
 Net unrealized appreciation
  (depreciation) during
  the period..............................     (37,617)     (568,635)        96          9,977       (101,244)      (156,818)
                                            ----------   -----------   --------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations................     (43,511)     (409,865)       432         21,046       (107,969)      (166,969)
From policyholder transactions:
 Net premiums from policyholders..........   3,456,939     9,131,403     38,268      4,269,286      4,263,052      6,655,609
 Net benefits to policyholders............  (3,068,441)   (6,708,404)   (22,638)    (3,736,885)    (2,990,639)    (4,970,882)
                                            ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets resulting
 from policyholder transactions...........     388,498     2,422,999     15,630        532,401      1,272,413      1,684,727
                                            ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets................     344,987     2,013,134     16,062        553,447      1,164,444      1,517,758
Net assets at beginning of period.........          --            --         --             --             --             --
                                            ----------   -----------   --------    -----------    -----------    -----------
Net assets at end of period...............  $  344,987   $ 2,013,134   $ 16,062    $   553,447    $ 1,164,444    $ 1,517,758
                                            ==========   ===========   ========    ===========    ===========    ===========



 ___________________________

   *  From May 1, 1998 (commencement of operations).
  **  From April 24, 2000 (commencement of operations).
 ***  From April 28, 2000 (commencement of operations).
****  From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                        Fidelity VIP II  Janus Aspen     Janus Aspen          MFS New         Templeton
                                          Contrafund     Global Tech   Worldwide Growth      Discovery      International
                                          Subaccount      Subaccount      Subaccount     Series Subaccount   Subaccount
                                        ---------------  ------------  ----------------  -----------------  -------------
                                            2000**         2000***         2000***            2000**           2000**
                                        ---------------  ------------  ----------------  -----------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income.................   $   (1,017)    $     2,028     $    17,541         $    (1,349)    $       (640)
 Net realized gains (losses)...........      (11,057)        (69,974)       (140,835)             16,026           11,899
 Net unrealized appreciation
  (depreciation) during the period.....      (35,244)        (98,497)        (61,721)            (94,403)          15,320
                                          ----------     -----------     -----------         -----------     ------------
Net increase (decrease) in net assets
 resulting from operations.............      (47,318)       (166,443)       (185,015)            (79,726)          26,579
From policyholder transactions:
 Net premiums from policyholders.......    1,758,982       2,902,504       8,457,498           4,148,131       11,365,793
 Net benefits to policyholders.........     (705,047)     (2,293,755)     (7,234,105)         (2,889,948)     (10,522,033)
                                          ----------     -----------     -----------         -----------     ------------
Net increase in net assets resulting
 from policyholder transactions........    1,053,935         608,749       1,223,393           1,258,183          843,760
                                          ----------     -----------     -----------         -----------     ------------
Net increase in net assets.............    1,006,617         442,306       1,038,378           1,178,457          870,339
Net assets at beginning of period......           --              --              --                  --               --
                                          ----------     -----------     -----------         -----------     ------------
Net assets at end of period............   $1,006,617     $   442,306     $ 1,038,378         $ 1,178,457     $    870,339
                                          ==========     ===========     ===========         ===========     ============

  _________________________

 ** From May 1, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1. Organization

     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the
Fund) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new funds are added to the Fund or to the Outside Trusts, or as other investment options are developed, and made available to policyholders. The thirty-seven funds of the Fund and of the Outside Trusts which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Tech, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International subaccounts. Each subaccount has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. Significant Accounting Policies

   Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

     Investment in shares of the Fund and of Outside Trusts are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Subaccount shares are determined on the basis of identified cost.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

   Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

   Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

   Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 2000, there were no outstanding policy loans.

3. Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details Of Investments

     The details of the shares owned and cost and value of investments in the Subaccounts of the Fund and of Outside Trusts at December 31, 2000 were as follows:


         Subaccount             Shares Owned      Cost          Value
         ----------             ------------  ------------  --------------
Large Cap Growth..............    6,786,979   $174,728,187   $128,183,227
Active Bond...................    5,201,185     48,707,166     49,115,293
International Equity Index....    2,280,681     39,761,831     35,113,621
Small Cap Growth..............    2,655,623     47,684,616     35,777,318
Global Balanced...............      380,929      3,731,252      3,533,069
Mid Cap Growth................    3,591,624     88,530,392     56,033,021
Large Cap Value...............    3,662,576     50,555,367     52,663,086
Money Market..................   18,904,221    189,140,131    189,140,131
Mid Cap Value.................    2,152,437     29,948,969     31,539,966
Small/Mid Cap Growth..........      883,924     12,955,583     12,113,014
Real Estate Equity............    1,306,333     17,222,359     17,858,812
Growth & Income...............   12,878,763    244,197,680    182,636,457
Managed.......................    9,322,682    146,974,987    128,889,839
Short-Term Bond...............    1,678,910     16,342,442     16,559,672
Small Cap Equity..............    2,854,342     30,536,754     26,092,949
International Opportunities...    3,490,460     48,142,626     41,366,171
Equity Index..................    9,113,511    179,646,466    160,798,440
Global Bond...................      788,308      7,863,809      8,150,109
Turner Core Growth............    1,284,218     29,088,181     22,550,873
Brandes International Equity..    2,460,102     35,840,852     36,778,383
Frontier Capital
 Appreciation.................    1,369,996     29,719,510     23,632,255
Clifton Enhanced U.S
 Equity.......................      625,328     12,510,697     10,205,351
Emerging Markets..............      787,996      6,850,998      5,278,940
Bond Index....................    1,313,892     12,415,885     12,799,604
Small/Mid Cap CORE............      270,739      2,795,156      2,657,431
High Yield Bond...............      646,702      5,383,178      4,742,004
Large Cap Aggressive
 Growth.......................       36,253        382,604        344,987
Fundamental Growth............      160,819      2,581,768      2,013,134
Core Bond.....................        1,555         15,966         16,062
American Leaders Large Cap
 Value........................       51,700        543,469        553,446
AIM V.I. Value................       42,638      1,265,687      1,164,444
Fidelity VIP Growth...........       34,891      1,674,576      1,517,758
Fidelity VIP II Contrafund....       42,527      1,041,861      1,006,617
Janus Aspen Global
 Technology...................       67,528        540,803        442,306
Janus Aspen Worldwide
 Growth.......................       28,240      1,100,099      1,038,378
MFS New Discovery Series......       70,949      1,272,860      1,178,457
Templeton International.......       46,617        855,019        870,339

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details Of Investments (continued)

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Fund and of the Outside Trusts during 2000 were as follows:


              Subaccount                 Purchases        Sales
              ----------                ------------  --------------
Large Cap Growth.....................   $ 89,881,309   $ 28,578,090
Active Bond..........................     24,913,661     15,559,539
International Equity Index...........     37,019,672     27,152,169
Small Cap Growth.....................     53,512,020     34,565,840
Global Balanced......................      3,858,573      4,302,027
Mid Cap Growth.......................     78,872,015     45,198,828
Large Cap Value......................     39,021,154     16,444,062
Money Market.........................    361,256,133    233,122,771
Mid Cap Value........................     26,740,116     17,606,770
Small/Mid Cap Growth.................      9,742,479      7,022,527
Real Estate Equity...................     28,353,777     22,626,636
Growth & Income......................     61,940,512     27,327,794
Managed..............................     31,161,117     14,039,946
Short-Term Bond......................     12,904,515      8,314,957
Small Cap Equity.....................     23,694,674     11,985,013
International Opportunities..........     43,962,366     24,860,462
Equity Index.........................     91,907,277     55,305,432
Global Bond..........................      4,725,013      5,799,799
Turner Core Growth...................     29,551,898     23,647,952
Brandes International Equity.........     26,297,624      5,962,158
Frontier Capital Appreciation........     25,144,184     13,311,868
Clifton Enhanced U.S. Equity.........      8,663,100      2,775,271
Emerging Markets.....................     23,022,963     18,050,075
Bond Index...........................     11,497,614      4,242,437
Small/Mid Cap CORE...................      4,788,058      2,653,879
High Yield Bond......................      5,174,660      3,847,612
Large Cap Aggressive Growth..........        651,649        257,246
Fundamental Growth...................      4,866,453      2,238,336
Core Bond............................         59,471         43,594
American Leaders Large Cap Value.....      1,624,447      1,089,303
AIM V.I. Value.......................      2,359,372      1,039,326
Fidelity VIP Growth..................      2,469,800        786,494
Fidelity VIP II Contrafund...........      1,602,045        549,127
Janus Aspen Global Tech..............      1,414,000        803,223
Janus Aspen Worldwide Growth.........      3,668,964      2,428,030
MFS New Discovery Series.............      2,107,378        850,544
Templeton International..............      3,872,069      3,028,949

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets

     Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:

                                                   VEP Class #1                 VEP Class #2                 VEP Class #3
                                           ----------------------------  --------------------------  ---------------------------
                                           Accumulation    Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                                    Shares       Share Values     Shares     Share Values     Shares      Share Values
----------                                 ------------    ------------  ------------  ------------  ------------   ------------
Large Cap Growth                              576,862         $27.90        539,812       $27.99       263,808         $28.09
Active Bond                                   248,741          15.14        191,827        15.20        67,026          15.25
International Equity Index                    269,883          14.38        220,068        14.43         7,440          14.48
Small Cap Growth                              240,278          16.92        248,242        16.96       116,733          17.00
Global Balanced                                16,660          11.99         19,635        12.02        19,573          12.05
Mid Cap Growth                                297,198          22.66        245,372        22.72       121,688          22.77
Large Cap Value                               254,078          18.13        231,945        18.17        47,243          18.22
Money Market                                  660,417          13.82      1,143,571        13.86       182,706          13.91
Mid Cap Value                                 149,652          17.93         70,741        17.97         4,680          18.01
Small/Mid Cap Growth                          107,428          21.47        103,477        21.54        15,354          21.61
Real Estate Equity                            114,797          18.94         64,302        18.90         2,777          19.07
Growth & Income                             1,114,469          26.69        669,845        26.78       215,461          26.87
Managed                                       603,781          20.76        277,080        20.83        50,153          20.90
Short-Term Bond                                88,077          13.92        140,863        13.96        13,527          14.02
Small Cap Equity                              135,488          11.14         90,575        11.17        66,286          11.19
International Opportunities                   197,742          13.73        232,322        13.76        22,864          13.79
Equity Index                                  673,288          20.82        885,466        20.87       280,321          20.91
Global Bond                                    65,916          13.52         41,999        13.55        22,843          13.58
Turner Core Growth                             29,366          24.98         15,617        25.05             0          25.11
Brandes International Equity                   25,564          17.62         33,738        17.67             0          17.72
Frontier Capital  Appreciation                 22,811          24.34         14,874        24.40             0          24.46
Clifton Enhanced U.S. Equity                    3,970          15.64              0        15.66             0          15.69
Emerging Markets                               87,938           7.61         88,815         7.62        17,817           7.63
Bond Index                                     11,594          11.49        118,087        11.50        64,566          11.51
Small Mid Cap CORE                             19,613          11.19         22,620        11.20        13,878          11.22
High Yield Bond                                55,965           8.95         74,675         8.96         4,450           8.97
Large Cap Aggressive Growth                    14,412           8.14          4,090         8.15           780           8.15
Fundamental Growth                             21,231          10.29              0        10.29             0          10.30
Core Bond                                         404          10.67              0        10.67             0          10.67
American Leaders Large Cap Value                1,902          10.77              0        10.77        30,438          10.77
AIM V.I. Value                                  9,203           8.42         16,850         8.43         6,324           8.43
Fidelity VIP Growth                             7,934           8.90         34,841         9.00        32,288           9.00
Fidelity VIP II Contrafund                      8,536           9.64          1,372         9.64        36,536           9.65
Janus Aspen Global Technology                   8,636           6.75         29,088         6.75           349           6.75
Janus Aspen Worldwide Growth                    4,861           8.33            501         8.33        56,314           8.33
MFS New Discovery Series                       13,615          10.00         28,583        10.01             0          10.02
Templeton International                        10,474           9.79         13,869         9.80           292           9.80

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. Net Assets (continued)


                                          V Coli Class #4             V Coli Class #5             V Coli Class #6
                                     --------------------------  --------------------------  --------------------------
                                     Accumulation  Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                              Shares     Share Values     Shares     Share Values     Shares      Share Values
----------                           ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth                       722,564        $28.26       253,905        $28.30        326,282        $28.32
Active Bond                            125,204         16.16       533,169         16.18        470,773         16.19
International Equity Index              44,439         13.40       150,610         13.42        362,019         13.43
Small Cap Growth                       116,754         17.30       140,449         17.31         53,689         17.32
Global Balanced                          7,808         12.26         8,507         12.27         18,538         12.28
Mid Cap Growth                         180,243         23.17        99,843         23.18        157,443         23.09
Large Cap Value                        156,329         18.53        56,957         18.54        441,339         18.55
Money Market                           259,729         13.82        88,213         13.83      1,870,854         13.85
Mid Cap Value                          102,783         18.32        23,395         18.34        246,353         18.35
Small/Mid Cap Growth                    10,660         21.58        16,110         21.60         23,413         21.63
Real Estate Equity                      99,831         19.72       143,590         19.74         78,202         19.76
Growth & Income                        512,500         26.78       519,576         26.80         24,950         26.84
Managed                                302,526         21.62       102,088         21.65         62,704         21.67
Short-Term Bond                        243,189         14.25       382,494         14.27              0         14.28
Small Cap Equity                        41,155         11.39        26,312         11.39        381,186         11.40
International Opportunities            259,202         14.03       270,816         14.04        101,524         14.05
Equity Index                           361,447         21.28        97,069         21.29        740,388         21.30
Global Bond                             64,229         13.82         5,886         13.83              0         13.84
Turner Core Growth                       8,495         25.57        32,481         25.59              0         25.61
Brandes International Equity           133,504         18.04       123,280         18.06         87,200         18.07
Frontier Capital Appreciation           88,869         24.91        92,323         24.93              0         24.95
Clifton Enhanced U.S. Equity            79,844         15.90        84,628         15.91              0         15.91
Emerging Markets                             0          7.71        44,995          7.71              0          7.71
Bond Index                              11,474         11.64           987         11.64              0         11.64
Small Mid Cap CORE                       8,758         11.34             0         11.34              0         11.34
High Yield Bond                          1,837          9.07         2,616          9.07         18,021          9.07
Large Cap Aggressive Growth                  0          7.89         2,687          7.89              0          7.89
Fundamental Growth                           0          9.06             0          9.06              0          9.06
Core Bond                                    0         10.70             0         10.70              0         10.70
American Leaders Large Cap Value             0         10.80         1,530         10.80              0         10.80
AIM V.I. Value                               0          8.17             0          8.17              0          8.17
Fidelity VIP Growth                          0          8.68             0          8.68              0          8.68
Fidelity VIP II Contrafund                   0          9.44             0          9.44              0          9.44
Janus Aspen Global Technology                0          6.77             0          6.77              0          6.77
Janus Aspen Worldwide Growth                 0          8.35             0          8.35              0          8.35
MFS New Discovery Series                     0          9.63             0          9.63              0          9.63
Templeton International                      0         10.30         1,268         10.30              0         10.30

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                              Medallion Executive VLI Class #7         MVEP Class #8               MVUL Class #9
                             ---------------------------------   --------------------------  --------------------------
                               Accumulation      Accumulation    Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                        Shares         Share Values       Shares     Share Values     Shares      Share Values
----------                   ----------------  ----------------  ------------  ------------  ------------  --------------
Large Cap Growth                   99,358            $65.04         821,225       $20.33       370,930         $18.10
Active Bond                        65,607             26.00         321,494        13.70       113,356          12.90
International Equity
  Index                           179,376             22.61         419,432        12.40       216,963          12.80
Small Cap Growth                  189,793             16.94         245,064        17.16       228,995          19.29
Global Balanced                    65,938             12.01          41,672        12.16        41,962          11.65
Mid Cap Growth                    227,414             22.69         333,808        22.98       131,202          25.48
Large Cap Value                   400,006             18.15         219,760        18.38       106,731          15.72
Money Market                      510,754             19.12       1,184,054        12.66       481,486          12.11
Mid Cap Value                     472,391             17.95         298,320        18.17        73,198          15.35
Small/Mid Cap Growth               53,822             21.50         249,517        13.76        44,087          14.00
Real Estate Equity                 36,495             29.11         205,780        16.19        47,679          12.59
Growth & Income                   783,478             58.85       1,152,308        18.97       422,452          16.58
Managed                         2,290,063             39.43         198,704        16.77        82,923          15.33
Short-Term Bond                    56,197             13.94          48,937        12.84       112,172          12.31
Small Cap Equity                  646,933             11.15         421,327        11.29       135,432          10.72
International Opportunities       699,384             13.75         382,880        13.91       481,048          13.32
Equity Index                      656,178             20.84       1,265,453        21.10       875,545          18.00
Global Bond                       133,089             13.54          82,325        13.70        67,314          12.93
Turner Core Growth                      0             23.25         329,025        22.74        52,862          21.86
Brandes International
  Equity                                0             17.87         843,562        17.29        91,332          18.48
Frontier Capital
  Appreciation                          0             22.59         456,703        20.65        57,881          19.99
Clifton Enhanced U.S.
  Equity                                0             11.85         175,736        15.80       122,746          15.80
Emerging Markets                   56,454              7.62          99,942         7.67       106,494           7.67
Bond Index                          7,887             11.49          42,141        11.58       113,886          11.58
Small Mid Cap CORE                  2,319             11.19          37,148        11.28         3,189          11.28
High Yield Bond                    19,184              8.95         105,562         9.01       102,603           9.02
Large Cap Aggressive
  Growth                              824              7.86           3,011         8.17             0           7.88
Fundamental Growth                    600              9.03         151,170        10.31         1,628           9.05
Core Bond                               0             10.67               0        10.69             0          10.69
American Leaders Large
  Cap Value                         7,896             10.77               0        10.79             0          10.79
AIM V.I. Value                        138              8.14           8,854         8.45         4,024           8.16
Fidelity VIP Growth                 1,320              8.64           1,303         9.02         2,489           8.67
Fidelity VIP II Contrafund            225              9.41               0         9.67           893           9.44
Janus Aspen Global
  Technology                        4,672              6.75          15,119         6.76         2,212           6.76
Janus Aspen Worldwide
  Growth                            5,171              8.33          24,785         8.34         1,952           8.34
MFS New Discovery
  Series                            2,981              9.60          38,185        10.04         3,465           9.62
Templeton International            29,370             10.26          27,939         9.82             0          10.29

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)

                                   MVUL 98 Class #10            MVEP 98 Class #11             MEVL II Class #12
                               --------------------------  ----------------------------  ----------------------------
                               Accumulation  Accumulation  Accumulation   Accumulation   Accumulation    Accumulation
Subaccount                        Shares     Share Values     Shares      Share Values      Shares       Share Values
----------                     ------------  ------------  -------------  -------------  -------------  ---------------
Large Cap Growth                  438,723       $18.10        359,866        $20.33          70,905         $66.93
Active Bond                       216,736        12.90        189,508         13.70         318,400          31.22
International Equity Index         75,101        12.80         11,061         12.40         218,233          24.02
Small Cap Growth                  156,674        19.29        163,473         17.16         114,183          17.43
Global Balanced                    40,732        11.65          8,491         12.16           3,467          12.35
Mid Cap Growth                    240,925        25.48        249,175         22.98          81,408          23.33
Large Cap Value                   415,249        15.72        251,071         18.38         264,965          18.67
Money Market                    6,213,151        12.11        537,168         12.66         375,838          13.90
Mid Cap Value                     109,787        15.35         91,242         18.17         103,443          18.46
Small/Mid Cap Growth               20,630        14.00         24,135         13.76           1,942          22.38
Real Estate Equity                  27967        12.59         43,149         16.19          67,586          30.66
Growth & Income                 1,125,909        16.58        329,743         18.97              54          70.82
Managed                           103,085        15.33         70,980         16.77              -0          46.88
Short-Term Bond                    55,761        12.31         44,540         12.84           4,860          14.51
Small Cap Equity                   80,760        10.72        155,016         11.29         156,960          11.47
International Opportunities        60,506        13.32        102,396         13.92         141,250          14.13
Equity Index                    1,099,477        18.00        749,323         21.10          64,849          21.43
Global Bond                        52,024        12.93              0             0           9,250          13.92
Turner Core Growth                303,264        21.86        223,032         22.74               0          25.77
Brandes International Equity      316,261        18.48        421,949         12.29               0          18.18
Frontier Capital Appreciation     214,263        19.99        153,505         20.65               0          24.13
Clifton Enhanced U.S. Equity      108,049        15.80         69,015         15.80               0          15.98
Emerging Markets                   77,825         7.67         43,356          7.67          24,208           7.74
Bond Index                        279,686        11.58        310,051         11.58          25,981          11.68
Small/Mid Cap CORE                 22,019        11.28         74,020         11.28             115          11.38
High Yield Bond                    42,035         9.02         81,616          9.02           5,582           9.10
Large Cap Aggressive
  Growth                            7,949         7.88          6,684          8.17               0           9.76
Fundamental Growth                 12,812         9.05          5,303         10.32               0          14.99
Core Bond                              72        10.69              0         10.69               0          10.70
American Leaders Large Cap
  Value                             4,877        10.79          4,511         10.79               0          10.80
AIM V.I. Value                     19,002         8.16          3,852          8.45               0          33.99
Fidelity VIP Growth                16,940         8.67         50,180          9.02               0          86.39
Fidelity VIP II Contrafund         27,664         9.44          6,479          9.67           7,784          31.63
Janus Aspen Global
  Technology                        1,631         6.76            374          6.76               0           6.77
Janus Aspen Worldwide
  Growth                           20,046         8.34          4,594          8.34               0           8.35
MFS New Discovery Series            3,260         9.62         13,139         10.04               0          17.36
Templeton International             1,311        10.29          1,862          9.82               0          25.15

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)

                                                          VEP CLASS #13
                                                  -----------------------------
                                                  Accumulation   Accumulation
Subaccount                                           Shares      Share Values
----------                                        ------------  ---------------
Large Cap Growth                                     44,609         $66.93
Active Bond                                           6,930          31.22
International Equity Index                           34,018          24.02
Small Cap Growth                                     72,415          17.43
Global Balanced                                       2,039          12.35
Mid Cap Growth                                       71,199          23.33
Large Cap Value                                      93,108          18.67
Money Market                                        617,409          13.90
Mid Cap Value                                        21,876          18.46
Small/Mid Cap Growth                                 12,878          22.38
Real Estate Equity                                    2,843          30.66
Growth & Income                                      15,715          70.82
Managed                                              39,750          46.88
Short-Term Bond                                       8,469          14.51
Small Cap Equity                                     29,596          11.47
International Opportunities                          50,192          14.13
Equity Index                                        169,868          21.43
Global Bond                                           9,078          13.92
Turner Core Growth                                        0          25.77
Brandes International Equity                              0          18.18
Frontier Capital Appreciation                             0          24.13
Clifton Enhanced U.S. Equity                              0          15.98
Emerging Markets                                     40,754           7.74
Bond Index                                           20,722          11.68
Small/Mid Cap CORE                                   30,854          11.38
High Yield Bond                                      12,297           9.10
Large Cap Aggressive Growth                           1,890           9.76
Fundamental Growth                                    2,929          14.99
Core Bond                                               973          10.70
American Leaders Large Cap Value                        205          10.80
AIM V.I. Value                                        5,506          33.99
Fidelity VIP Growth                                   1,557          86.39
Fidelity VIP II Contrafund                            7,022          31.63
Janus Aspen Global Technology                         3,368           6.77
Janus Aspen Worldwide Growth                          6,326           8.35
MFS New Discovery Series                              8,502          17.36
Templeton International                                 340          25.15

                  ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


     This index should help you locate more information about many of the important concepts in this prospectus.

Key Word or Phrase                                                          Page

Account..................................................................     34
account value............................................................      8
Additional Sum Insured...................................................     15
attained age.............................................................      9
Basic Sum Insured........................................................     15
beneficiary..............................................................     44
business day.............................................................     35
changing Option A or B...................................................     17
changing the Total Sum Insured...........................................     17
charges..................................................................      9
Code.....................................................................     41
cost of insurance rates..................................................      9
date of issue............................................................     36
death benefit............................................................      5
deductions...............................................................      9
enhanced cash value rider................................................     17
expenses of the Series Funds.............................................     10
fixed investment option..................................................     35
full surrender...........................................................     14
fund.....................................................................      2
grace period.............................................................      7
guaranteed minimum death benefit.........................................      7
Guaranteed Minimum Death Benefit Premium.................................      7
insurance charge.........................................................      9
insured person...........................................................      5
investment options.......................................................      1
JHVLICO..................................................................     34
lapse....................................................................      7
loan.....................................................................     14
loan interest............................................................     14
maximum premiums.........................................................      6
Minimum Initial Premium..................................................     35
minimum insurance amount.................................................     16
minimum premiums.........................................................      5
modified endowment contract..............................................     42
monthly deduction date...................................................     36
mortality and expense risk charge........................................     10
Option A; Option B; Option M.............................................     15
optional extra death benefit feature.....................................     16
owner....................................................................      5
partial withdrawal.......................................................     14
partial withdrawal charge................................................     10
payment options..........................................................     18
Planned Premium..........................................................      6
policy anniversary.......................................................     36
policy year..............................................................     36
premium; premium payment.................................................      5
prospectus...............................................................      3
receive; receipt.........................................................     20
reinstate; reinstatement.................................................      7
sales charge.............................................................      9
SEC......................................................................      2
Separate Account S.......................................................     34
Series Funds.............................................................      2
Servicing Office.........................................................      2
special loan account.....................................................     15
subaccount...............................................................     34
surrender................................................................     14
surrender value..........................................................     14
Target Premium...........................................................      9
tax considerations.......................................................     41
telephone transfers......................................................     20
Total Sum Insured........................................................     15
transfers of account value...............................................     13
variable investment options..............................................      1
we; us...................................................................     34
withdrawal...............................................................     14
withdrawal charges.......................................................     10
you; your................................................................      5

                         Prospectus dated May 1, 2001
             -----------------------------------------------------
                      MAJESTIC VARIABLE UNIVERSAL LIFE 98
             -----------------------------------------------------
            a flexible premium variable life insurance policyissued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

      The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

------------------------------------------------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION                                      MANAGED BY
  --------------------------                                      ----------
  Equity Index..............................................      State Street Global Advisors
  Growth & Income...........................................      Independence Investment LLC and Putnam Investment Management, LLC
  Large Cap Value...........................................      T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM)..................................      Goldman Sachs Asset Management
  Large Cap Growth..........................................      Independence Investment LLC
  Large Cap Aggressive Growth...............................      Alliance Capital Management L.P.
  Large/Mid Cap Value.......................................      Wellington Management Company, LLP
  Fundamental Growth........................................      Putnam Investment Management, LLC
  Mid Cap Growth............................................      Janus Capital Corporation
  Small/Mid Cap CORE(SM)....................................      Goldman Sachs Asset Management
  Small/Mid Cap Growth......................................      Wellington Management Company, LLP
  Small Cap Equity..........................................      Capital Guardian Trust Company
  Small Cap Value...........................................      T. Rowe Price Associates, Inc.
  Small Cap Growth..........................................      John Hancock Advisers, Inc.
  V.A. Relative Value.......................................      John Hancock Advisers, Inc.
  AIM V.I. Value............................................      A I M Advisors, Inc.
  AIM V.I. Growth...........................................      A I M Advisors, Inc.
  Fidelity VIP Growth.......................................      Fidelity Management and Research Company
  Fidelity VIP Contrafund(R) ...............................      Fidelity Management and Research Company
  MFS Investors Growth Stock................................      MFS Investment Management(R)
  MFS Research..............................................      MFS Investment Management(R)
  MFS New Discovery.........................................      MFS Investment Management(R)
  International Equity Index................................      Independence Investment LLC
  International Opportunities...............................      T. Rowe Price International, Inc.
  International Equity......................................      Goldman Sachs Asset Management
  Emerging Markets Equity...................................      Morgan Stanley Dean Witter Investment Management Inc.
  Janus Aspen Worldwide Growth..............................      Janus Capital Corporation
  Real Estate Equity........................................      Independence Investment LLC and Morgan Stanley Dean
                                                                    Witter Investment Management Inc.
  Health Sciences...........................................      John Hancock Advisers, Inc.
  V.A. Financial Industries                                       John Hancock Advisers, Inc.
  Janus Aspen Global Technology.............................      Janus Capital Corporation
  Managed...................................................      Independence Investment LLC and Capital Guardian Trust Company
  Global Balanced...........................................      Capital Guardian Trust Company
  Short-Term Bond...........................................      Independence Investment LLC
  Bond Index................................................      Mellon Bond Associates, LLP
  Active Bond...............................................      John Hancock Advisers, Inc.
  V.A. Strategic Income.....................................      John Hancock Advisers, Inc.
  High Yield Bond...........................................      Wellington Management Company, LLP
  Global Bond...............................................      Capital Guardian Trust Company
  Money Market..............................................      Wellington Management Company, LLP
  Brandes International Equity..............................      Brandes Investment Partners, L.P.
  Turner Core Growth........................................      Turner Investment Partners, Inc.
  Frontier Capital Appreciation.............................      Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity..............................      The Clifton Group
------------------------------------------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), the Janus Aspen Series (Service Shares Class), and the M Fund, Inc. (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             * * * * * * * * * * * *

                         JHVLICO Life Servicing Office
                         -----------------------------

                    Express Delivery                U.S. Mail
                    ----------------                ---------
                   529 Main Street (X-4)          P.O. Box 111
                  Charlestown, MA 02129         Boston, MA 02117


                             Phone: 1-800-521-1234

                              Fax: 1-617-572-6956

                           GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

       . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

       . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

       . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not
                                                                      ---
          repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 33.

       . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 47.

       . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 132.

After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                            * * * * * * * * * * * *

                               BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                                                Beginning on page
--------                                                                                -----------------
 .  What is the policy?.................................................................          5
 .  Who owns the policy?................................................................          5
 .  How can I invest money in the policy?...............................................          5
 .  Is there a minimum amount I must invest?............................................          6
 .  How will the value of my investment in the policy change over time?.................          8
 .  What charges will JHVLICO deduct from my investment in the policy?..................          8
 .  What charges will the Series Funds deduct from my
   investment in the policy?...........................................................         10
 .  What other charges could JHVLICO impose in the future?..............................         12
 .  How can I change my policy's investment allocations?................................         13
 .  How can I access my investment in the policy?.......................................         14
 .  How much will JHVLICO pay when the insured person dies?.............................         15
 .  How can I change my policy's insurance coverage?....................................         17
 .  Can I cancel my policy after it's issued?...........................................         18
 .  Can I choose the form in which JHVLICO pays out policy proceeds?. ..................         18
 .  To what extent can JHVLICO vary the terms and conditions
   of its policies in particular cases?................................................         19
 .  How will my policy be treated for income tax purposes?..............................         19
 .  How do I communicate with JHVLICO?..................................................         19

What is the policy?

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

       . Determine when and how much you invest in the various investment options

       .  Borrow or withdraw amounts you have in the investment options

       .  Change the beneficiary who will receive the death benefit

       .  Change the amount of insurance

       . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

       . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

     Each premium payment must be at least $100.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
41. Also, we may refuse to accept any amount of an additional premium if:

       . that amount of premium would increase our insurance risk exposure, and

       . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

     We will also accept premiums:

       .  by wire or by exchange from another insurance company, or

       . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

Is there a minimum amount I must invest?

Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

     Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either
                         ---
case, if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

     This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and one-twelfth of it is "due" on each monthly deduction date. The term "monthly deduction date" is defined on page 36. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

     No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 15).

     If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

     The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How
                 ---
much will JHVLICO pay when the insured person dies?" on page 15).

     If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

How will the value of my investment in the policy change over time?

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 37.)

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

     The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be subject to the mortality and expense risk charge described on page
     ---
10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

     At any time, the "account value" of your policy is equal to:

       .  the amount you invested,

       . plus or minus the investment experience of the investment options you've chosen,

       .  minus all charges we deduct, and

       .  minus all withdrawals you have made.

If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 14.

What charges will JHVLICO deduct from my investment in the policy?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
   ------------------
   expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
   --------------
   burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium processing charge - A charge to help defray our administrative
   -------------------------
   costs. This charge is 1.25% of each premium.

 . Sales charge - A charge to help defray our sales costs. The charge is 30%
   ------------
   of premiums paid in the first policy year up to the Target Premium, 10% of premiums received in each of policy years 2 through 10 up to the Target Premium, 4% of premiums received in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums received in any policy year in excess of the Target Premium. If premium received in the first policy year is less than the Target Premium, then premium received in the second policy year will be treated as if received in the first policy year until first year premiums equal the Target Premium. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 . Optional enhanced cash value rider charge - A charge imposed if you elect
   -----------------------------------------
   this rider. It is deducted only from premiums received in the first two policy years. The charge is 2% of premiums received in the first two policy years until the total charges deducted equal 2% of one year's Target Premium.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.
   ------------
   This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a 45 year old is 10c per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.

 . Administrative charge - A monthly charge to help defray our
   ---------------------
   administrative costs. This is a flat dollar charge of up to $10 (currently
   $5).

 . Insurance charge - A monthly charge for the cost of insurance. To
   ----------------
   determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                 -------
   rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

 . Extra mortality charge - A monthly charge specified in your policy for
   ----------------------
   additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . M &E charge - A daily charge for mortality and expense risks we assume.
   -----------
   This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .20% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Guaranteed minimum death benefit charge - A monthly charge beginning in
   ---------------------------------------
   the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1c per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3c per $1,000 of Basic Sum Insured. Because policies of this type were first offered in 1998, this charge is not yet applicable to any policy at the current rate.

 . Optional benefits charge - Monthly charges for any optional insurance
   ------------------------
   benefits added to the policy by means of a rider (other than the optional enhanced cash value rider).

 . Partial withdrawal charge - A charge for each partial withdrawal of
   -------------------------
   account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM MY INVESTMENT IN THE POLICY?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                        --------------   Total Fund
                                                                                                           Total Fund    Operating
                                                           Investment  Distribution and  Other Operating   Operating      Expenses
                                                           Management      Service        Expenses With  Expenses With     Absent
Fund Name                                                      Fee       (12b-1) Fees     Reimbursement  Reimbursement Reimbursement
---------                                                  ----------  ----------------  --------------- ------------- -------------
JOHN HANCOCK VARIABLE SERIES TRUST I    (NOTE 1):
Equity Index ...........................................     0.13%           N/A              0.06%           0.19%         0.19%
Growth & Income.........................................     0.68%           N/A              0.08%           0.76%         0.76%
Large Cap Value.........................................     0.75%           N/A              0.05%           0.80%         0.80%
Large Cap Value CORE (SM)...............................     0.75%           N/A              0.10%           0.85%         1.09%
Large Cap Growth........................................     0.36%           N/A              0.10%           0.46%         0.46%
Large Cap Aggressive Growth.............................     0.90%           N/A              0.10%           1.00%         1.05%
Large/Mid Cap Value.....................................     0.95%           N/A              0.10%           1.05%         1.36%
Fundamental Growth*.....................................     0.90%           N/A              0.10%           1.00%         1.04%
Mid Cap Growth..........................................     0.81%           N/A              0.04%           0.85%         0.85%
Small/Mid Cap CORE (SM).................................     0.80%           N/A              0.10%           0.90%         1.23%
Small/Mid Cap Growth....................................     0.75%           N/A              0.10%           0.85%         0.85%
                                                                                                        ---------------

                                                                                                         -------------
                                                                                                                        Total Fund
                                                                                                          Total Fund     Operating
                                                         Investment  Distribution and  Other Operating    Operating      Expenses
                                                         Management      Service        Expenses With    Expenses With    Absent
Fund Name                                                    Fee       (12b-1) Fees     Reimbursement    Reimbursement Reimbursement
---------                                                ----------  ----------------  ---------------   ------------- -------------
Small Cap Equity*.....................................     0.90%           N/A              0.10%           1.00%         1.03%
Small Cap Value*......................................     0.95%           N/A              0.10%           1.05%         1.29%
Small Cap Growth......................................     0.75%           N/A              0.07%           0.82%         0.82%
International Equity Index............................     0.18%           N/A              0.10%           0.28%         0.37%
International Opportunities...........................     0.83%           N/A              0.10%           0.93%         1.09%
International Equity..................................     1.00%           N/A              0.10%           1.10%         1.76%
Emerging Markets Equity...............................     1.22%           N/A              0.10%           1.32%         2.49%
Real Estate Equity....................................     1.01%           N/A              0.09%           1.10%         1.10%
Health Sciences.......................................     1.00%           N/A              0.10%           1.10%         1.10%
Managed...............................................     0.66%           N/A              0.09%           0.75%         0.75%
Global Balanced.......................................     1.05%           N/A              0.10%           1.15%         1.44%
Short-Term Bond.......................................     0.30%           N/A              0.06%           0.36%         0.36%
Bond Index............................................     0.15%           N/A              0.10%           0.25%         0.27%
Active Bond...........................................     0.62%           N/A              0.10%           0.72%         0.74%
High Yield Bond.......................................     0.65%           N/A              0.10%           0.75%         0.87%
Global Bond...........................................     0.85%           N/A               010%           0.95%         1.05%
Money Market..........................................     0.25%           N/A              0.04%           0.29%         0.29%

John Hancock Declaration Trust (Note 2):
V.A. Relative Value...................................     0.60%           N/A              0.19%           0.79%         0.79%
V.A. Financial Industries.............................     0.80%           N/A              0.10%           0.90%         0.90%
V.A. Strategic Income.................................     0.60%           N/A              0.16%           0.76%         0.76%

AIM Variable Insurance Funds:
AIM V.I. Value........................................     0.61%           N/A              0.23%           0.84%         0.84%
AIM V.I. Growth.......................................     0.61%           N/A              0.22%           0.83%         0.83%

Variable Insurance Products Fund - Service Class
(Note 3):
Fidelity VIP Growth...................................     0.57%          0.10%             0.09%           0.76%         0.76%

Variable Insurance Products Fund II - Service Class
  (Note 3):
Fidelity VIP Contrafund(R)............................     0.57%          0.10%             0.09%           0.76%         0.76%

Mfs Variable Insurance Trust - Initial Class Shares
(Note 4):
MFS Investors Growth Stock*...........................     0.75%          0.00%             0.16%           0.91%         0.92%
MFS Research..........................................     0.75%          0.00%             0.10%           0.85%         0.85%
MFS New Discovery.....................................     0.90%          0.00%             0.16%           1.06%         1.09%

Janus Aspen Series - Service Shares Class  (Note 5):
Janus Aspen Worldwide Growth..........................     0.65%          0.25%             0.05%           0.95%         0.95%
Janus Aspen Global Technology.........................     0.65%          0.25%             0.04%           0.94%         0.94%

M Fund, Inc. (Note 6):
Brandes International Equity..........................     0.80%           N/A              0.25%           1.05%         1.19%
Turner Core Growth....................................     0.45%           N/A              0.25%           0.70%         0.91%
Frontier Capital Appreciation.........................     0.90%           N/A              0.25%           1.15%         1.23%
Clifton Enhanced U.S. Equity..........................     0.44%           N/A              0.25%           0.69%         1.22%
                                                                                                         -------------

Notes To Fund Expense Table
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

  (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

  (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accomanying prospectus of the fund for details.

  (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

   *  MFS Investors Growth Stock was formerly "MFS Growth."

  (5) Percentages shown forJanus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.

  (6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets.

What other charges could JHVLICO impose in the future?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of the variable investment options.

  Transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

How can I access my investment in the policy?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will JHVLICO pay when the insured person dies?" on page 15) and under the guaranteed death benefit feature (see page 7). Under Option A or Option M, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

  You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is determined as follows:

     . We first determine the account value of your policy.

     . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

     . We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.

     . We then subtract the third item above from the second item above.

  The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

 You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the insured person dies?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 36.

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Total
       Sum Insured, or (2) the minimum insurance amount (as described below).

     . Option B - The death benefit will equal the greater of (1) the Total
       Sum Insured plus your policy's account value on the date of death, or
       (2) the minimum insurance amount.

     . Option M - The death benefit will equal the greater of (1) the Total
       Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.

  For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.

Optional extra death benefit feature

  The optional extra death benefit is determined as follows:

     . First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person's age on the date of calculation.

     . We will then subtract your Total Sum Insured.

  If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the "required additional death benefit factor" applicable on that date. In this case, the death benefit factors are derived by applying the guideline premium and cash value corridor test. The death benefit factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. Regardless of which tesy you elect, a table showing the required additional death benefit factor for each age will appear in the policy.

  As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 41). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

Enhanced cash value rider

  In the application for the policy, you may elect to purchase the enhanced cash value rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the "Policy Specifications" section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.

How can I change my policy's insurance coverage?

Increase in coverage

  The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured at any time. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 38.

Decrease in coverage

  The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured at any time, but only if:

     . the remaining Total Sum Insured will be at least $250,000, and

     . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

  We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 38.

Change of death benefit option

  At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.

Tax consequences

  Please read "Tax considerations" starting on page 41 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

  You have the right to cancel your policy within 10 days after you receive it (this period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 39. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 41.

How do I communicate with JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

  Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

     . surrenders or partial withdrawals

     . change of death benefit option

     . increase or decrease in Total Sum Insured

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

  The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

     . loans

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

  You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

               ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male preferred underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that the guaranteed minimum death benefit has not been elected beyond the tenth policy year and that no Additional Sum Insured or optional rider benefits have been elected.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .12%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Preferred Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges

                                      Death Benefit               Surrender Value
                              ---------------------------   --------------------------
                                 Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at     ---------------------------   --------------------------
 Year    5% annual interest     0%       6%        12%        0%      6%         12%
-------  ------------------   -------  -------  ---------   ------  -------  ---------
   1            4,757         250,000  250,000    250,000    2,187    2,339      2,491
   2            9,751         250,000  250,000    250,000    5,211    5,705      6,219
   3           14,995         250,000  250,000    250,000    8,173    9,206     10,319
   4           20,501         250,000  250,000    250,000   11,094   12,868     14,855
   5           26,283         250,000  250,000    250,000   13,987   16,714     19,890
   6           32,353         250,000  250,000    250,000   16,855   20,757     25,481
   7           38,727         250,000  250,000    250,000   19,703   25,010     31,695
   8           45,420         250,000  250,000    250,000   22,530   29,483     38,599
   9           52,448         250,000  250,000    250,000   25,335   34,186     46,267
  10           59,827         250,000  250,000    250,000   28,111   39,125     54,778
  11           67,575         250,000  250,000    250,000   31,415   44,892     64,834
  12           75,710         250,000  250,000    250,000   34,646   50,911     75,963
  13           84,252         250,000  250,000    250,000   37,777   57,169     88,263
  14           93,221         250,000  250,000    250,000   40,804   63,678    101,871
  15          102,638         250,000  250,000    250,000   43,733   70,456    116,943
  16          112,527         250,000  250,000    250,463   46,560   77,519    133,652
  17          122,910         250,000  250,000    277,929   49,283   84,882    152,131
  18          133,812         250,000  250,000    307,383   51,896   92,560    172,513
  19          145,259         250,000  250,000    339,022   54,393  100,571    194,986
  20          157,278         250,000  250,000    373,066   56,769  108,935    219,761
  25          227,014         250,000  250,000    586,354   65,700  156,263    385,988
  30          316,016         250,000  297,679    903,001   70,526  216,007    655,251
  35          429,609         250,000  367,141  1,384,461   67,565  288,247  1,086,960

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                    Death Benefit             Surrender Value
                              -------------------------   -----------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of     gross annual return of
Policy     accumulated at     -------------------------   -----------------------
 Year    5% annual interest     0%       6%       12%       0%      6%       12%
-------  ------------------   -------  -------  -------   ------  ------  -------
   1            4,757         250,000  250,000  250,000    1,374   1,500    1,626
   2            9,751         250,000  250,000  250,000    3,542   3,932    4,338
   3           14,995         250,000  250,000  250,000    5,592   6,385    7,244
   4           20,501         250,000  250,000  250,000    7,523   8,859   10,363
   5           26,283         250,000  250,000  250,000    9,324  11,342   13,707
   6           32,353         250,000  250,000  250,000   10,992  13,832   17,299
   7           38,727         250,000  250,000  250,000   12,508  16,309   21,147
   8           45,420         250,000  250,000  250,000   13,858  18,759   25,268
   9           52,448         250,000  250,000  250,000   15,025  21,163   29,677
  10           59,827         250,000  250,000  250,000   15,986  23,498   34,392
  11           67,575         250,000  250,000  250,000   17,302  26,346   40,063
  12           75,710         250,000  250,000  250,000   18,383  29,127   46,172
  13           84,252         250,000  250,000  250,000   19,224  31,834   52,776
  14           93,221         250,000  250,000  250,000   19,810  34,453   59,931
  15          102,638         250,000  250,000  250,000   20,124  36,965   67,706
  16          112,527         250,000  250,000  250,000   20,136  39,342   76,168
  17          122,910         250,000  250,000  250,000   19,811  41,549   85,398
  18          133,812         250,000  250,000  250,000   19,101  43,541   95,488
  19          145,259         250,000  250,000  250,000   17,951  45,262  106,546
  20          157,278         250,000  250,000  250,000   16,303  46,656  118,709
  25          227,014              **  250,000  305,614       **  46,535  201,181
  30          316,016              **  250,000  444,218       **  23,213  322,341
  35          429,609              **       **  626,558       **      **  491,920

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges


                                      Death Benefit               Surrender Value
                              ---------------------------- ----------------------------
                                  Assuming hypothetical        Assuming hypothetical
 End of   Planned Premiums        gross annual return of       gross annual return of
 Policy    accumulated at     ----------------------------  ---------------------------
  Year   5% annual interest       0%       6%       12%        0%      6%        12%
------- -------------------   -------- -------- ----------  -------  -------   --------
   1            4,757          252,183  252,335   252,487    2,183    2,335      2,487
   2            9,751          255,198  255,691   256,202    5,198    5,691      6,202
   3           14,995          258,144  259,173   260,281    8,144    9,173     10,281
   4           20,501          261,043  262,808   264,784   11,043   12,808     14,784
   5           26,283          263,909  266,618   269,772   13,909   16,618     19,772
   6           32,353          266,744  270,615   275,301   16,744   20,615     25,301
   7           38,727          269,556  274,813   281,434   19,556   24,813     31,434
   8           45,420          272,340  279,219   288,235   22,340   29,219     38,235
   9           52,448          275,099  283,844   295,776   25,099   33,844     45,776
  10           59,827          277,823  288,691   304,128   27,823   38,691     54,128
  11           67,575          281,067  294,347   313,984   31,067   44,347     63,984
  12           75,710          284,224  300,226   324,853   34,224   50,226     74,853
  13           84,252          287,263  306,305   336,807   37,263   56,305     86,807
  14           93,221          290,175  312,583   349,957   40,175   62,583     99,957
  15          102,638          292,964  319,074   364,434   42,964   69,074    114,434
  16          112,527          295,626  325,780   380,375   45,626   75,780    130,375
  17          122,910          298,152  332,705   397,930   48,152   82,705    147,930
  18          133,812          300,536  339,849   417,264   50,536   89,849    167,264
  19          145,259          302,765  347,209   438,556   52,765   97,209    188,556
  20          157,278          304,832  354,785   462,007   54,832  104,785    212,007
  25          227,014          311,143  394,419   618,628   61,143  144,419    368,628
  30          316,016          311,623  438,458   873,440   61,623  188,458    623,440
  35          429,609          301,407  482,167 1,317,980   51,407  232,167  1,034,765

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges


                                      Death Benefit               Surrender Value
                               ---------------------------  --------------------------
                                   Assuming hypothetical      Assuming hypothetical
 End of    Planned Premiums       gross annual return of     gross annual return of
 Policy     accumulated at     ---------------------------  --------------------------
  Year    5% annual interest      0%        6%       12%       0%      6%       12%
-------  --------------------  -------- --------- --------  ------- --------  --------
   1              4,757         251,365  251,490   251,615   1,365    1,490     1,615
   2              9,751         253,512  253,898   254,301   3,512    3,898     4,301
   3             14,995         255,528  256,312   257,160   5,528    6,312     7,160
   4             20,501         257,412  258,726   260,206   7,412    8,726    10,206
   5             26,283         259,151  261,127   263,443   9,151   11,127    13,443
   6             32,353         260,741  263,508   266,884  10,741   13,508    16,884
   7             38,727         262,162  265,844   270,527  12,162   15,844    20,527
   8             45,420         263,398  268,115   274,373  13,398   18,115    24,373
   9             52,448         264,430  270,295   278,420  14,430   20,295    28,420
  10             59,827         265,235  272,354   282,662  15,235   22,354    32,662
  11             67,575         266,367  274,862   287,721  16,367   24,862    37,721
  12             75,710         267,235  277,227   293,041  17,235   27,227    43,041
  13             84,252         267,834  279,432   298,641  17,834   29,432    48,641
  14             93,221         268,148  281,452   304,530  18,148   31,452    54,530
  15            102,638         268,163  283,257   310,716  18,163   33,257    60,716
  16            112,527         267,849  284,804   317,195  17,849   34,804    67,195
  17            122,910         267,172  286,042   323,958  17,172   36,042    73,958
  18            133,812         266,091  286,907   330,981  16,091   36,907    80,981
  19            145,259         264,554  287,325   338,234  14,554   37,325    88,234
  20            157,278         262,514  287,220   345,682  12,514   37,220    95,682
  25            227,014              **  276,251   384,733      **   26,251   134,733
  30            316,016              **       **   419,772      **       **   169,772
  35            429,609              **       **   427,939      **       **   177,939


 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option M Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges


                                    Death Benefit              Surrender Value
                             --------------------------- ---------------------------
                                Assuming hypothetical       Assuming hypothetical
 End of   Planned Premiums     gross annual return of       gross annual return of
 Policy    accumulated at    --------------------------- ---------------------------
  Year   5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  --------- -------- --------  --------
   1            4,757        250,000  250,000    250,000   2,187    2,339     2,491
   2            9,751        250,000  250,000    250,000   5,211    5,705     6,219
   3           14,995        250,000  250,000    250,000   8,173    9,206    10,319
   4           20,501                                     11,094   12,868    14,855
   5           26,283        250,000  250,000    250,000  13,987   16,714    19,890
   6           32,353        250,000  250,000    250,000  16,855   20,757    25,481
   7           38,727        250,000  250,000    250,000  19,703   25,010    31,695
   8           45,420        250,000  250,000    250,000  22,530   29,483    38,599
   9           52,448        250,000  250,000    250,000  25,335   34,186    46,267
  10           59,827        250,000  250,000    250,000  28,111   39,125    54,778
  11           67,575        250,000  250,000    256,264  31,415   44,892    64,833
  12           75,710        250,000  250,000    287,345  34,646   50,911    75,907
  13           84,252        250,000  250,000    319,396  37,777   57,169    88,056
  14           93,221        250,000  250,000    352,480  40,804   63,678   101,375
  15          102,638        250,000  250,000    386,720  43,733   70,456   115,979
  16          112,527        250,000  250,000    422,217  46,560   77,519   131,984
  17          122,910        250,000  260,546    459,081  49,283   84,857   149,518
  18          133,812        250,000  272,574    497,430  51,896   92,451   168,718
  19          145,259        250,000  284,120    537,421  54,393  100,303   189,727
  20          157,278        250,000  295,225    579,209  56,769  108,419   212,710
  25          227,014        250,000  343,124    815,292  65,700  152,101   361,404
  30          316,016        250,000  384,917  1,121,572  70,526  203,165   591,983
  35          429,609        250,000  422,307  1,524,582  67,565  261,022   942,322

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Preferred Underwriting Class Option M Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                              Death Benefit                      Surrender Value
                                        -------------------------            ------------------------
                                          Assuming hypothetical                Assuming hypothetical
     End of    Planned Premiums          gross annual return of               gross annual return of
     Policy     accumulated at          -------------------------            ------------------------
      Year    5% annual interest          0%       6%       12%                0%      6%       12%
     -------  ------------------        -------  -------  -------            ------  ------  --------
        1            4,757              250,000  250,000  250,000             1,374   1,500     1,626
        2            9,751              250,000  250,000  250,000             3,542   3,932     4,338
        3           14,995              250,000  250,000  250,000             5,592   6,385     7,244
        4           20,501              250,000  250,000  250,000             7,523   8,859    10,363
        5           26,283              250,000  250,000  250,000             9,324  11,342    13,707
        6           32,353              250,000  250,000  250,000            10,992  13,832    17,299
        7           38,727              250,000  250,000  250,000            12,508  16,309    21,147
        8           45,420              250,000  250,000  250,000            13,858  18,759    25,268
        9           52,448              250,000  250,000  250,000            15,025  21,163    29,677
       10           59,827              250,000  250,000  250,000            15,986  23,498    34,392
       11           67,575              250,000  250,000  250,000            17,302  26,346    40,063
       12           75,710              250,000  250,000  250,000            18,383  29,127    46,172
       13           84,252              250,000  250,000  250,000            19,224  31,834    52,776
       14           93,221              250,000  250,000  250,000            19,810  34,453    59,931
       15          102,638              250,000  250,000  250,000            20,124  36,965    67,706
       16          112,527              250,000  250,000  250,000            20,136  39,342    76,168
       17          122,910              250,000  250,000  261,977            19,811  41,549    85,323
       18          133,812              250,000  250,000  280,008            19,101  43,541    94,973
       19          145,259              250,000  250,000  297,705            17,951  45,262   105,100
       20          157,278              250,000  250,000  315,048            16,303  46,656   115,699
       25          227,014                   **  250,000  396,901                **  46,535   175,939
       30          316,016                   **  250,000  469,200                **  23,213   247,651
       35          429,609                   **       **  530,301                **      **   327,771

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Preferred Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                         Death Benefit                      Surrender Value
                                  ---------------------------          ---------------------------
                                     Assuming hypothetical               Assuming hypothetical
     End of    Planned Premiums     gross annual return of               gross annual return of
     Policy     accumulated at    ---------------------------          ---------------------------
      Year    5% annual interest    0%       6%        12%               0%      6%         12%
     -------  ------------------  -------  -------  ---------          ------  -------  ----------
        1            4,757        250,000  250,000    250,000           2,187    2,339       2,491
        2            9,751        250,000  250,000    250,000           5,211    5,705       6,219
        3           14,995        250,000  250,000    250,000           8,173    9,206      10,319
        4           20,501        250,000  250,000    250,000          11,094   12,868      14,855
        5           26,283        250,000  250,000    250,000          13,987   16,714      19,890
        6           32,353        250,000  250,000    250,000          16,855   20,757      25,481
        7           38,727        250,000  250,000    250,000          19,703   25,010      31,695
        8           45,420        250,000  250,000    250,000          22,530   29,483      38,599
        9           52,448        250,000  250,000    250,000          25,335   34,186      46,267
       10           59,827        250,000  250,000    250,000          28,111   39,125      54,778
       11           67,575        250,000  250,000    250,000          31,415   44,892      64,834
       12           75,710        250,000  250,000    250,000          34,646   50,911      75,963
       13           84,252        250,000  250,000    250,000          37,777   57,169      88,263
       14           93,221        250,000  250,000    250,000          40,804   63,678     101,871
       15          102,638        250,000  250,000    250,000          43,733   70,456     116,943
       16          112,527        250,000  250,000    250,000          46,560   77,519     133,652
       17          122,910        250,000  250,000    250,000          49,283   84,882     152,193
       18          133,812        250,000  250,000    250,000          51,896   92,560     172,786
       19          145,259        250,000  250,000    250,000          54,393  100,571     195,682
       20          157,278        250,000  250,000    269,772          56,769  108,935     221,124
       25          227,014        250,000  250,000    458,124          65,700  156,263     394,935
       30          316,016        250,000  250,000    731,848          70,526  217,507     683,971
       35          429,609        250,000  312,866  1,224,169          67,565  297,968   1,165,875

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option m Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges

                                              Death Benefit                    Surrender Value
                                        -------------------------          ------------------------
                                          Assuming hypothetical             Assuming hypothetical
     End of    Planned Premiums          gross annual return of            gross annual return of
     Policy     accumulated at          -------------------------          ------------------------
      Year    5% annual interest          0%       6%       12%              0%      6%       12%
     ------   ------------------        -------  -------  -------          ------  ------  --------
        1            4,757              250,000  250,000  250,000           1,374   1,500     1,626
        2            9,751              250,000  250,000  250,000           3,542   3,932     4,338
        3           14,995              250,000  250,000  250,000           5,592   6,385     7,244
        4           20,501              250,000  250,000  250,000           7,523   8,859    10,363
        5           26,283              250,000  250,000  250,000           9,324  11,342    13,707
        6           32,353              250,000  250,000  250,000          10,992  13,832    17,299
        7           38,727              250,000  250,000  250,000          12,508  16,309    21,147
        8           45,420              250,000  250,000  250,000          13,858  18,759    25,268
        9           52,448              250,000  250,000  250,000          15,025  21,163    29,677
       10           59,827              250,000  250,000  250,000          15,986  23,498    34,392
       11           67,575              250,000  250,000  250,000          17,302  26,346    40,063
       12           75,710              250,000  250,000  250,000          18,383  29,127    46,172
       13           84,252              250,000  250,000  250,000          19,224  31,834    52,776
       14           93,221              250,000  250,000  250,000          19,810  34,453    59,931
       15          102,638              250,000  250,000  250,000          20,124  36,965    67,706
       16          112,527              250,000  250,000  250,000          20,136  39,342    76,168
       17          122,910              250,000  250,000  250,000          19,811  41,549    85,398
       18          133,812              250,000  250,000  250,000          19,101  43,541    95,488
       19          145,259              250,000  250,000  250,000          17,951  45,262   106,546
       20          157,278              250,000  250,000  250,000          16,303  46,656   118,709
       25          227,014                   **  250,000  250,000              **  46,535   203,809
       30          316,016                   **  250,000  376,769              **  23,213   352,120
       35          429,609                   **       **  622,279              **      **   592,647

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Preferred Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Current Charges



                                    Death Benefit              Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            4,757        252,183  252,335    252,487   2,183    2,335       2,487
   2            9,751        255,198  255,691    256,202   5,198    5,691       6,202
   3           14,995        258,144  259,173    260,281   8,144    9,173      10,281
   4           20,501        261,043  262,808    264,784  11,043   12,808      14,784
   5           26,283        263,909  266,618    269,772  13,909   16,618      19,772
   6           32,353        266,744  270,615    275,301  16,744   20,615      25,301
   7           38,727        269,556  274,813    281,434  19,556   24,813      31,434
   8           45,420        272,340  279,219    288,235  22,340   29,219      38,235
   9           52,448        275,099  283,844    295,776  25,099   33,844      45,776
  10           59,827        277,823  288,691    304,128  27,823   38,691      54,128
  11           67,575        281,067  294,347    313,984  31,067   44,347      63,984
  12           75,710        284,224  300,226    324,853  34,224   50,226      74,853
  13           84,252        287,263  306,305    336,807  37,263   56,305      86,807
  14           93,221        290,175  312,583    349,957  40,175   62,583      99,957
  15          102,638        292,964  319,074    364,434  42,964   69,074     114,434
  16          112,527        295,626  325,780    380,375  45,626   75,780     130,375
  17          122,910        298,152  332,705    397,930  48,152   82,705     147,930
  18          133,812        300,536  339,849    417,264  50,536   89,849     167,264
  19          145,259        302,765  347,209    438,556  52,765   97,209     188,556
  20          157,278        304,832  354,785    462,007  54,832  104,785     212,007
  25          227,014        311,143  394,419    618,628  61,143  144,419     368,628
  30          316,016        311,623  438,458    873,440  61,623  188,458     623,440
  35          429,609        301,407  482,167  1,285,727  51,407  232,167   1,035,727


* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life
      $250,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Preferred Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit After Tenth Policy Year
      Planned Premium: $4,530*
      Using Maximum Charges


                                   Death Benefit             Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-------  ------------------  -------  -------  -------  ------  ------  ---------
   1             4757         251365   251490   251615    1365    1490      1615
   2            9,751        253,512  253,898  254,301   3,512   3,898     4,301
   3           14,995        255,528  256,312  257,160   5,528   6,312     7,160
   4           20,501        257,412  258,726  260,206   7,412   8,726    10,206
   5           26,283        259,151  261,127  263,443   9,151  11,127    13,443
   6           32,353        260,741  263,508  266,884  10,741  13,508    16,884
   7           38,727        262,162  265,844  270,527  12,162  15,844    20,527
   8           45,420        263,398  268,115  274,373  13,398  18,115    24,373
   9           52,448        264,430  270,295  278,420  14,430  20,295    28,420
  10           59,827        265,235  272,354  282,662  15,235  22,354    32,662
  11           67,575        266,367  274,862  287,721  16,367  24,862    37,721
  12           75,710        267,235  277,227  293,041  17,235  27,227    43,041
  13           84,252        267,834  279,432  298,641  17,834  29,432    48,641
  14           93,221        268,148  281,452  304,530  18,148  31,452    54,530
  15          102,638        268,163  283,257  310,716  18,163  33,257    60,716
  16          112,527        267,849  284,804  317,195  17,849  34,804    67,195
  17          122,910        267,172  286,042  323,958  17,172  36,042    73,958
  18          133,812        266,091  286,907  330,981  16,091  36,907    80,981
  19          145,259        264,554  287,325  338,234  14,554  37,325    88,234
  20          157,278        262,514  287,220  345,682  12,514  37,220    95,682
  25          227,014             **  276,251  384,733      **  26,251   134,733
  30          316,016             **       **  419,772      **      **   169,772
  35          429,609             **       **  427,939      **      **   177,939


 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if Policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 21.


Contents of this section                                    Beginning on page
------------------------                                    -----------------
Description of JHVLICO....................................         34
How we support the policy and investment options                   34
Procedures for issuance of a policy.......................         35
Basic Sum Insured vs. Additional Sum Insured..............         36
Commencement of investment performance....................         37
How we process certain policy transactions................         37
Effects of policy loans...................................         38
Additional information about how certain policy charges
work......................................................         39
How we market the policies................................         40
Tax considerations........................................         41
Reports that you will receive.............................         43
Voting privileges that you will have......................         43
Changes that JHVLICO can make as to your policy                    43
Adjustments we make to death benefits.....................         44
When we pay policy proceeds...............................         44
Other details about exercising rights and paying benefits.         45
Legal matters.............................................         45
Registration statement filed with the SEC.................         45
Accounting and actuarial experts..........................         45
Financial statements of JHVLICO and the Account                    45
List of Directors and Executive Officers of JHVLICO                46

Description of JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2000, John Hancock's assets were approximately $88 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

How we support the policy and investment options

Separate Account S

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

  Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 36).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

  If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 41).

Commencement of investment performance

  Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 . Total Sum Insured decreases

 . Additional Sum Insured increases

 . Change of death benefit option from Option B to Option A

 . Any other change of death benefit option, when and if permitted by our administrative rules (see "Change of death benefit option" on page 17)

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

  The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the amount you must pay to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 41).

Additional information about how certain policy charges work

Sales expenses and related charges

  The sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 40.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $12,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $8,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 41.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 65% of the Target Premium paid in the first policy year, 10% of the Target Premium paid in the second through tenth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 3%.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

Tax considerations

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of each Series Fund, including a list of securities held in each fund.

Voting privileges that you will have

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of the Series Funds which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Funds' shareholders in accordance with instructions received from owners of such policies. Shares of the Series Funds held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes that JHVLICO can make as to your policy

Changes relating to a Series Fund or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

  The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

Financial statements of JHVLICO and the account

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

              List of Directors and EXecutive Officers of JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive Officers        Principal Occupations
--------------------------------        ---------------------
David F. D'Alessandro................   Chairman of the Board of JHVLICO; President and
                                        Chief Executive Officer, John Hancock Life
                                        Insurance Company.
Michele G. Van Leer..................   Vice Chairman of the Board and President of
                                        JHVLICO; Senior Vice President, John Hancock
                                        Life Insurance Company.
Ronald J. Bocage.....................   Director, Vice President and Counsel of JHVLICO;
                                        Vice President and Counsel, John Hancock Life
                                        Insurance Company.
Bruce M. Jones.......................   Director and Vice President of JHVLICO; Vice
                                        President, John Hancock Life Insurance Company.
Thomas J. Lee........................   Director and Vice President of JHVLICO; Vice
                                        President, John Hancock Life Insurance Company.
Barbara L. Luddy.....................   Director, Vice President and Actuary of JHVLICO;
                                        Senior Vice President, John Hancock Life
                                        Insurance Company.
Robert S. Paster.....................   Director and Vice President of JHVLICO; Vice
                                        President, John Hancock Life Insurance Company.
Robert R. Reitano....................   Director, Vice President and Chief Investment
                                        officer of JHVLICO; Vice President and Chief
                                        Investment Strategist, John Hancock Life
                                        Insurance Company.
Paul Strong..........................   Director and Vice President of JHVLICO; Vice
                                        President, John Hancock Life Insurance Company.
Roger G. Nastou......................   Vice President, Investments, of JHVLICO; Vice
                                        President, John Hancock Life Insurance Company
Todd G. Engelsen.....................   Vice President and Illustration Actuary of
                                        JHVLICO; Second Vice President, John Hancock
                                        Life Insurance Company
Julie H. Indge.......................   Treasurer of JHVLICO; Assistant Treasurer, John
                                        Hancock Life Insurance Company
Earl W. Baucom.......................   Controller of JHVLICO; Senior Vice President and
                                        Controller, John Hancock Life Insurance Company.
Peter Scavongelli....................   Secretary of JHVLICO; State Compliance Officer,
                                        John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors John Hancock Variable Life Insurance Company

  We have audited the accompanying consolidated balance sheet of John Hancock Variable Life Insurance Company as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the year ended December 31, 2000. Our audit also included the financial statement schedules listed in the Index at Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2000, and the consolidated results of their operations and their cash flows for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
March 16, 2001

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                    December 31
                                                                        2000
                                                                    -----------
                                                                   (in millions)
Assets
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost (fair value:$686.8).........    $   715.4
 Available-for-sale--at fair value (cost: $1,018.8)..............      1,011.8
Equity securities:
 Available-for-sale--at fair value (cost: $7.1)..................          8.1
Mortgage loans on real estate....................................        554.8
Real estate......................................................         23.9
Policy loans.....................................................        334.2
Short-term investments...........................................         21.7
Other invested assets............................................         34.8
                                                                     ---------
  Total Investments..............................................      2,704.7
Cash and cash equivalents........................................        277.3
Accrued investment income........................................         52.1
Premiums and accounts receivable.................................          7.0
Deferred policy acquisition costs................................        994.1
Reinsurance recoverable--Note 7..................................         48.4
Other assets.....................................................         28.2
Separate accounts assets.........................................      8,082.9
                                                                     ---------
  Total Assets...................................................    $12,194.7
                                                                     =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                December 31
                                                                    2000
                                                               -------------
                                                               (in millions)
Liabilities and Shareholder's Equity
Liabilities
Future policy benefits.......................................      $  2,754.2
Policyholders' funds.........................................            14.2
Unearned revenue.............................................           212.0
Unpaid claims and claim expense reserves.....................            11.1
Dividends payable to policyholders...........................             0.1
Income taxes--Note 5.........................................            64.2
Other liabilities............................................           250.4
Separate accounts liabilities................................         8,082.9
                                                               --------------
  Total Liabilities..........................................        11,389.1
Shareholder's Equity--Note 9
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding........................             2.5
Additional paid in capital...................................           572.4
Retained earnings............................................           232.9
Accumulated other comprehensive loss.........................            (2.2)
                                                               --------------
  Total Shareholder's Equity.................................           805.6
                                                               --------------
  Total Liabilities and Shareholder's Equity.................      $ 12,194.7
                                                               ==============

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENT OF INCOME

                                                                                                      Year Ended
                                                                                                      December 31
                                                                                                         2000
                                                                                                    -------------
                                                                                                    (in millions)
Revenues
Premiums.......................................................................................      $    28.6
Universal life and investment-type product charges.............................................          337.1
Net investment income--Note 3..................................................................          213.4
Net realized investment losses, net of related amortization of deferred policy
 acquisition costs of $3.8--Notes 1, 3, and 10.................................................          (10.6)
Other revenue..................................................................................            0.2
                                                                                                     ---------
  Total revenues...............................................................................          568.7
Benefits and Expenses
Benefits to policyholders......................................................................          248.6
Other operating costs and expenses.............................................................          116.8
Amortization of deferred policy acquisition costs, excluding amounts related to net
 realized investment losses of $3.8--Notes 1, 3 and 10.........................................           34.0
Dividends to policyholders.....................................................................           26.1
                                                                                                     ---------
  Total benefits and expenses..................................................................          425.5
                                                                                                     ---------
Income before income taxes.....................................................................          143.2
Income taxes--Note 5...........................................................................           43.8
                                                                                                     ---------
Net income.....................................................................................      $    99.4
                                                                                                     =========

 The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME

                                                                                Accumulated
                                                         Additional                Other           Total
                                                          Paid In    Retained  Comprehensive   Shareholder's
                                           Common Stock   Capital    Earnings      Loss           Equity
                                           ------------  ----------  --------  -------------   -------------
Balance at December 31, 1999.............       $2.5        $572.4     $133.5      ($13.4)         $695.0
Comprehensive income:
 Net income..............................                                99.4                        99.4
Other comprehensive income, net of tax:
 Net unrealized gains....................                                            11.2            11.2
Comprehensive income.....................                                                           110.6
                                                ----        ------     ------      ------          ------
Balance at December 31, 2000.............       $2.5        $572.4     $232.9       ($2.2)         $805.6
                                                ====        ======     ======      ======          ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                    Year Ended
                                                                    December 31
                                                                       2000
                                                                   -------------
                                                                   (in millions)
Cash flows from operating activities:
 Net income.......................................................   $   99.4
  Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of discount--fixed maturities.....................       (1.9)
   Realized investment losses, net................................       10.6
   Change in deferred policy acquisition costs....................     (141.5)
   Depreciation and amortization..................................        1.9
   Increase in accrued investment income..........................      (10.2)
   Decrease in premiums and accounts receivable...................        0.3
   Decrease in other assets and other liabilities, net............       70.7
   Decrease in policy liabilities and accruals, net...............     (401.1)
   Increase in income taxes.......................................       22.5
                                                                     --------
    Net cash used by operating activities.........................     (349.3)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale.............................      194.6
  Equity securities available-for-sale............................        1.0
  Real estate.....................................................        0.2
  Short-term investments and other invested assets................        1.3
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity...............................       79.9
  Fixed maturities available-for-sale.............................       91.5
  Short-term investments and other invested assets................       10.1
  Mortgage loans on real estate...................................       85.6
 Purchases of:
  Fixed maturities held-to-maturity...............................     (127.2)
  Fixed maturities available-for-sale.............................     (424.7)
  Equity securities available-for-sale............................       (0.6)
  Real estate.....................................................       (0.4)
  Short-term investments and other invested assets................      (38.8)
  Mortgage loans on real estate issued............................     (100.5)
  Other, net......................................................      (41.5)
                                                                     --------
    Net cash used in investing activities.........................     (269.5)
Cash flows from financing activities:
 Universal life and investment-type contract deposits.............   $1,067.2
 Universal life and investment-type contract maturities and
  withdrawals.....................................................     (430.7)
                                                                     --------
    Net cash provided by financing activities.....................      636.5
                                                                     --------
    Net increase in cash and cash equivalents.....................       17.7
Cash and cash equivalents at beginning of year....................      259.6
                                                                     --------
    Cash and cash equivalents at end of year......................   $  277.3
                                                                     ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

Note 1.  Summary of Significant Accounting Policies

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     Prior to 2000, the Company did not prepare its financial statements in accordance with accounting principles generally accepted in the United States and financial information on such basis currently is not readily available for earlier periods. Comparative financial statements prepared on a statutory-basis are included elsewhere in this Form 10-K.

  Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

     The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

     In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities, which the Company has the positive intent and ability to hold to maturity, are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1.  Summary of Significant Accounting Policies (continued)

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses).

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of.

     Policy loans are carried at unpaid principal balances which approximate fair value.

     Short-term investments are carried at amortized cost.

     Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

     Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

  Derivative Financial Instruments

     The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1.  Summary of Significant Accounting Policies (continued)

     The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

     The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

     The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

     Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

     Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity.

     Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

     Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1.  Summary of Significant Accounting Policies (continued)

     From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities and 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1.  Summary of Significant Accounting Policies (continued)

  Participating Insurance

     Participating business represents approximately 16.3% of the Company's life insurance in force and 30.1% of life insurance premiums in 2000.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

  Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $30.2 million in 2000.

     Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

  Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1.  Summary of Significant Accounting Policies (continued)

  Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheet represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

  Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statement of income reflects premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

  Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

  Accounting Changes and New Accounting Principles Adopted

     SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Summary of Significant Accounting Policies (continued)

 Recent Accounting Pronouncements

     In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains.

     The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $0.5 million (net of tax of $0.3 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in an increase to earnings of $4.9 million (net of tax of $2.7 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

     SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rates. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $550.3 million of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $4.7 million (net of tax of $2.5 million) as of January 1, 2001.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiary's statutory-basis capital and surplus, the Company and its domestic life insurance subsidiary will remain in compliance with all regulatory and contractual obligations.

Note 2. Transactions with Parent

     John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria, which were revised in 2000 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $170.6 million, which has been included in other operating costs and expenses. As of December 31, 2000, the Company owed John Hancock $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net income by $0.9 million.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $102.2 million as of December 31, 2000. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million from the Company in 2000. This agreement increased the Company's net gain from operations in 2000 by $1.1 million.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments

     The following information summarizes the components of net investment income and realized investment losses, net:

                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Net Investment Income
  Fixed maturities...............................................   $138.5
  Equity securities..............................................      0.2
  Mortgage loans on real estate..................................     44.3
  Real estate....................................................      4.1
  Policy loans...................................................     17.1
  Short-term investments.........................................     19.4
  Other..........................................................      1.1
                                                                    ------
  Gross investment income........................................    224.7
   Less investment expenses......................................     11.3
                                                                    ------
   Net investment income.........................................   $213.4
                                                                    ======
Net Realized Investment Gains (Losses), Net of Related
  Amortization of Deferred Policy Acquisition Costs
  Fixed maturities...............................................   $(16.0)
  Equity securities..............................................      0.8
  Mortgage loans on real estate and real estate..................     (2.3)
  Derivatives and other invested assets..........................      3.1
  Amortization adjustment for deferred policy acquisition costs..      3.8
                                                                    ------
  Net realized investment losses, net of related amortization
  of deferred policy acquisition costs...........................   $(10.6)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     Gross gains of $1.5 million in 2000 and gross losses of $6.0 million in 2000 were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                               Gross       Gross
                                  Amortized  Unrealized  Unrealized    Fair
                                    Cost       Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (in millions)

December 31, 2000
Held-to-Maturity:
Corporate securities............  $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities......      29.3       0.2         1.2          28.3
Obligations of states and
 political subdivisions.........       1.9       0.0         0.0           1.9
                                  --------     -----       -----      --------
 Total..........................  $  715.4     $23.6       $52.2      $  686.8
                                  ========     =====       =====      ========
Available-For-Sale:
Corporate securities............  $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities......     239.1       3.6         3.7         239.0
Obligations of states and
 political subdivisions.........       0.9       0.0         0.0           0.9
Debt securities issued by
 foreign governments............      11.1       0.3         0.6          10.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......      16.1       0.7         0.1          16.7
                                  --------     -----       -----      --------
Total fixed maturities..........   1,018.8      25.2        32.2       1,011.8
Equity securities...............       7.1       2.8         1.8           8.1
                                  --------     -----       -----      --------
 Total..........................  $1,025.9     $28.0       $34.0      $1,019.9
                                  ========     =====       =====      ========

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:

                                                          Amortized    Fair
                                                             Cost      Value
                                                          ---------  ---------
                                                             (in millions)
Held-to-Maturity:
Due in one year or less................................   $   71.9    $   72.1
Due after one year through five years..................      234.8       235.0
Due after five years through ten years.................      222.5       223.0
Due after ten years....................................      156.9       128.4
                                                          --------    --------
                                                             686.1       658.5
Mortgage-backed securities.............................       29.3        28.3
                                                          --------    --------
 Total.................................................   $  715.4    $  686.8
                                                          ========    ========
Available-For-Sale:
Due in one year or less................................   $   24.9    $   24.8
Due after one year through five years..................      332.3       333.0
Due after five years through ten years.................      290.0       281.0
Due after ten years....................................      132.5       134.0
                                                          --------    --------
                                                             779.7       772.8
Mortgage-backed securities.............................      239.1       239.0
                                                          --------    --------
 Total.................................................   $1,018.8    $1,011.8
                                                          ========    ========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000, $1.4 million of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3. Investments (continued)

  Changes in the allowance for probable losses on mortgage loans on real estate were as follows:


                                     Balance at                       Balance at
                                      Beginning                         End of
                                       of Year   Additions Deduction      Year
                                     ----------  --------- ---------  ----------
                                                     (in millions)
Year ended December 31, 2000
Mortgage loans on real estate......     $3.8       $1.2        $0.0       $5.0
                                        ====       ====        ====       ====

  At December 31, 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                   December 31
                                                                      2000
                                                                   ------------
                                                                 (in millions)

Impaired mortgage loans on real estate with provision for
 losses........................................................      $4.2
Provision for losses...........................................       1.2
                                                                     ----
Net impaired mortgage loans on real estate.....................      $3.0
                                                                     ====

  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Average recorded investment in impaired loans..................      $2.1
Interest income recognized on impaired loans...................       0.3

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  Restructured commercial mortgage loans aggregated $3.4 million as of December 31, 2000.The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Expected.....................................................        0.34
Actual.......................................................        0.27

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:


                          Carrying     Geographic                  Carrying
Property Type              Amount      Concentration                Amount
-------------            ----------    -------------             -------------
                        (in millions)                            (in millions)

Apartments.............    $129.2      East North Central.......    $ 68.1
Hotels.................      15.1      East South Central.......      27.6
Industrial.............      77.4      Middle Atlantic..........      27.1
Office buildings.......      99.2      Mountain.................      35.7
Retail.................      45.7      New England..............      44.5
Mixed Use..............      13.5      Pacific..................     120.7
Agricultural...........     165.6      South Atlantic...........     156.7
Other..................      14.1      West North Central.......      16.9
                                       West South Central.......      59.3
                                       Canada/Other.............       3.2
Allowance for losses...      (5.0)     Allowance for losses.....      (5.0)
                           ------                                   ------
 Total.................    $554.8       Total...................    $554.8
                           ======                                   ======

  Bonds with amortized cost of $7.0 million were non-income producing for the year ended December 31, 2000.

  Depreciation expense on investment real estate was $0.6 million in 2000. Accumulated depreciation was $2.5 million at December 31, 2000.

  Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $0.4 million at December 31, 2000. Total combined assets of these joint ventures and partnerships were $28.5 million (consisting primarily of investments), and total combined liabilities were $8.7 million (including $2.9 million of non-recourse notes payable to banks) at December 31, 2000. Total combined revenues and expenses of such joint ventures and partnerships were $77.6 million and $76.3 million, respectively, resulting in $1.3 million of total combined income from operations before income taxes in 2000. Net investment income on investments accounted for on the equity method totaled $0.4 million in 2000.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Derivatives

  The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:


                                               Number Of
                                               Contracts/   Assets (Liabilities)
                                                Notional   ---------------------
                                                Amounts             2000
                                               ----------  ---------------------
                                                            Carrying       Fair
                                                  2000        Value        Value
                                               ----------  -----------  --------
                                                            (in millions)

Asset Hedges:
 Futures contracts to sell securities.........         6          --        --
 Interest rate swap agreements
  Notional....................................    $600.0          --     (10.8)
  Average fixed rate--paid....................      6.38%         --        --
  Average float rate--received................      6.69%         --        --
 Currency rate swap agreements................    $ 22.3        (0.6)     (0.6)
 Equity collar agreements.....................        --         0.4       0.4
Liability Hedges:
 Futures contracts to acquire securities......        43         0.1       0.1
 Interest rate swap agreements................
  Notional....................................    $570.0                   9.6
  Average fixed rate--received................      6.43%         --        --
  Average float rate--paid....................      6.69%         --        --
 Interest rate cap agreements.................    $239.4         2.1       2.1
 Interest rate floor agreements...............     485.4         4.5       4.5

  Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on anticipated fixed income asset acquisitions. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

  The interest rate swap agreements expire in 2001 to 2011. The interest rate cap agreements expire in 2006 to 2007 and interest rate floor agreements expire in 2010. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5. Income Taxes

  The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:

                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Current taxes:
 Federal........................................................     $15.2
 Foreign........................................................       0.6
                                                                     -----
                                                                      15.8
Deferred taxes:
 Federal........................................................      28.0
 Foreign........................................................        --
                                                                     -----
                                                                      28.0
                                                                     -----
  Total income taxes............................................     $43.8
                                                                     =====

  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:


                                                                  Year Ended
                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)

Tax at 35%......................................................    $50.1
 Add (deduct):
 Equity base tax................................................     (5.6)
 Tax credits....................................................     (0.6)
 Foreign taxes..................................................      0.6
 Tax exempt investment income...................................     (0.7)
                                                                    -----
  Total income taxes............................................    $43.8
                                                                    =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The significant components of the Company's deferred tax assets and liabilities were as follows:


                                                                  December 31
                                                                     2000
                                                                ---------------
                                                                 (in millions)
Deferred tax assets:
 Policy reserve adjustments.....................................    $ 74.6
 Other postretirement benefits..................................      23.3
 Book over tax basis of investments.............................       7.8
 Interest.......................................................       7.5
 Unrealized losses..............................................       1.4
                                                                    ------
  Total deferred tax assets.....................................     114.6
                                                                    ------
Deferred tax liabilities:
 Deferred policy acquisition costs..............................     199.1
 Depreciation...................................................       1.8
 Basis in partnerships..........................................       0.4
 Market discount on bonds.......................................       0.6
 Other..........................................................       9.5
                                                                    ------
  Total deferred tax liabilities................................     211.4
                                                                    ------
  Net deferred tax liabilities..................................    $ 96.8
                                                                    ======


  The Company made income tax payments of $62.9 million in 2000.

NOTE 6. Debt and Line of Credit

  At December 31, 2000, the Company had a line of credit with John Hancock Capital Corporation, an indirect, wholly-owned subsidiary of John Hancock, totaling $250.0 million. John Hancock Capital Corporation will commit, when requested, to loan funds at prevailing interest rates as agreed to from time to time between John Hancock Capital Corporation and the Company. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

Note 7. Reinsurance

  The effect of reinsurance on premiums written and earned was as follows:


                                                                2000 Premiums
                                                               ---------------
                                                               Written   Earned
                                                               -------  --------
                                                                (in millions)
Life Insurance:
 Direct......................................................  $34.1     $34.1
 Ceded.......................................................   (5.5)     (5.5)
                                                               -----     -----
  Net life insurance premiums................................  $28.6     $28.6
                                                               =====     =====



  For the year ended December 31, 2000, benefits to policyholders under life ceded reinsurance contracts were $3.0 million.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 8. Commitments and Contingencies

  The Company has extended commitments to purchase long-term bonds, issue real estate mortgages and purchase other assets totaling $37.0 million, $6.3 million and $17.4 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above was $62.9 million at December 31, 2000. The majority of these commitments expire in 2001.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $66.3 million at December 31, 2000. No costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at the time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total shareholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9. Shareholder's Equity

  (a) Other Comprehensive Loss

  The components of accumulated other comprehensive loss are as follows:


                                                                  Accumulated
                                                                     Other
                                                                 Comprehensive
                                                                    Income
                                                                ---------------
Balance at January 1, 2000....................................      ($13.4)
                                                                    ------
Gross unrealized gains (net of deferred income tax expense of
 $9.7 million)................................................        18.0
Less reclassification adjustment for gains, realized in net
 income (net of tax expense of $1.6 million)..................        (2.9)
Adjustment to deferred policy acquisition costs (net of
 deferred income tax benefit of $2.1 million).................        (3.9)
                                                                    ------
Net unrealized gains..........................................        11.2
                                                                    ------
Balance at December 31, 2000..................................       ($2.2)
                                                                    ======



  Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:


                                                                     2000
                                                                ---------------
                                                                 (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
 Fixed maturities.............................................      ($7.0)
 Equity investments...........................................        1.0
 Derivatives and other........................................        0.3
                                                                    -----
  Total.......................................................       (5.7)
Amounts attributable to:
 Deferred policy acquisition cost.............................        2.1
 Deferred federal income taxes................................        1.4
                                                                    -----
  Total.......................................................        3.5
                                                                    -----
  Net unrealized investment gains.............................      ($2.2)
                                                                    =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     (b) Statutory Results

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize a pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis. The pension plan prepaid expense amounted to $55.6 million at December 31, 2000.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.


                                                                     2000
                                                                ---------------
                                                                 (in millions)
Statutory net income.........................................       $ 26.6
Statutory surplus............................................        527.2



     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 10. Segment Information

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     Retail-Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     Retail-Asset Gathering Segment. Offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10. Segment Information (continued)

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; and (v) a charge for certain one time costs associated with John Hancock's demutualization process.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):


                                                       Retail
                                            Retail      Asset
                                          Protection  Gathering   Consolidated
                                          ----------  ---------  --------------
2000
Revenues:
 Segment revenues.......................  $  530.8    $   48.5     $   579.3
 Realized investment losses, net........     (10.6)         --         (10.6)
                                          --------    --------     ---------
 Revenues...............................  $  520.2    $   48.5     $   568.7
                                          ========    ========     =========
 Net investment income..................  $  215.9       ($2.5)    $   213.4

Net Income:
 Segment after-tax operating income.....      96.0         6.3         102.3
 Realized investment losses, net........      (6.8)         --          (6.8)
 Restructuring charges..................      (1.1)         --          (1.1)
 Surplus tax............................       5.4         0.2           5.6

 Other demutualization related costs....      (0.5)       (0.1)         (0.6)
                                          --------    --------     ---------
 Net income.............................  $   93.0    $    6.4     $    99.4
                                          ========    ========     =========
Supplemental Information:
 Equity in net income of investees
  accounted for by the equity method....  $    1.3          --     $     1.3
 Amortization of deferred policy
  acquisition costs.....................      17.6        16.4          34.0
 Income tax expense.....................      40.7         3.1          43.8
 Segment assets.........................   9,326.9     2,867.8      12,194.7
Net Realized Investment Gains Data:
 Net realized investment losses.........  $  (14.4)         --     $   (14.4)
 Add capitalization/less amortization of
  deferred policy acquisition costs
  related to net realized investment
  gains (losses)........................       3.8          --           3.8
                                          --------    --------     ---------
 Net realized investment losses, net of
  related amortization of deferred
  policy acquisition costs--per
  consolidated financial statements.....     (10.6)         --         (10.6)
 Less income tax effect.................       3.8          --           3.8
                                          --------    --------     ---------
 Realized investment losses,
  net-after-tax adjustment made to
  calculate segment operating income....     ($6.8)         --         ($6.8)
                                          ========    ========     =========



  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11.  Fair Value of Financial Instruments

     The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

     Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

     The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

     The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

     The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

     The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11. Fair Value of Financial Instruments (continued)

     The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                                      December 31
                                                                         2000
                                                             --------------------------
                                                             Carrying Value  Fair Value
                                                             --------------  ----------
                                                                    (in millions)
Assets:
 Fixed maturities:
  Held-to-maturity........................................        $  715.4    $  686.8
  Available-for-sale......................................         1,011.8     1,011.8
 Equity securities:
  Available-for-sale......................................             8.1         8.1
 Mortgage loans on real estate............................           554.8       574.2
 Policy loans.............................................           334.2       334.2
 Short-term investments...................................            21.7        21.7
 Cash and cash equivalents................................           277.3       277.3
Liabilities:
Fixed rate deferred and immediate annuities...............            63.8        60.4
Derivatives assets/(liabilities) relating to:
  Futures contracts, net..................................             0.1         0.1
  Interest rate swap agreements...........................                        (1.2)
  Interest rate cap agreements............................             2.1         2.1
  Interest rate floor agreements..........................             4.5         4.5
  Currency rate swap agreements...........................            (0.6)       (0.6)
  Equity collar agreements................................             0.4         0.4
Commitments...............................................              --        62.9

                        REPORT OF INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 2000, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 2000. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements also are described in Note 1.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 2000, 1999, and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
March 9, 2001

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                                              December 31
                                                                   ---------------------------------
                                                                      2000        1999        1998
                                                                   ---------   ---------    --------
                                                                            (In millions)
Assets
 Bonds--Note 6..............................................       $ 1,400.5   $ 1,216.3    $1,185.8
 Preferred stocks...........................................            44.0        35.9        36.5
 Common stocks..............................................             2.8         3.2         3.1
 Investment in affiliates...................................            84.8        80.7        81.7
 Mortgage loans on real estate--Note 6......................           456.0       433.1       388.1
 Real estate................................................            24.5        25.0        41.0
 Policy loans...............................................           218.9       172.1       137.7
 Cash items:
  Cash in banks.............................................            45.4        27.2        11.4
  Temporary cash investments................................           226.6       222.9         8.5
                                                                   ---------   ---------    --------
                                                                       272.0       250.1        19.9
 Premiums due and deferred..................................            73.0        29.9        32.7
 Investment income due and accrued..........................            43.3        33.2        29.8
 Other general account assets...............................            17.6        65.3        47.5
 Assets held in separate accounts...........................         8,082.8     8,268.2     6,595.2
                                                                   ---------   ---------    --------
  Total Assets..............................................       $10,720.2   $10,613.0    $8,599.0
                                                                   =========   =========    ========

Obligations and Stockholder's Equity
Obligations
 Policy reserves............................................       $ 2,207.9   $ 1,866.6    $1,652.0
 Federal income and other taxes payable--Note 1.............           (7.4)       67.3        44.3
 Other general account obligations..........................           166.3       219.0       150.9
 Transfers from separate accounts, net......................          (198.5)     (221.6)     (190.3)
 Asset valuation reserve--Note 1............................            26.7        23.1        21.9
 Obligations related to separate accounts...................         8,076.4     8,261.6     6,589.4
                                                                   ---------   ---------    --------
   Total Obligations........................................        10,271.4    10,216.0     8,268.2
                                                                   =========   =========    ========
Stockholder's Equity
 Common Stock, $50 par value; authorized
  50,000 shares; issued and outstanding 50,000 shares.......             2.5         2.5         2.5
 Paid-in capital............................................           572.4       572.4       377.5
 Unassigned deficit--Note 10................................          (126.1)     (177.9)      (49.2)
                                                                   ---------   ---------    --------
  Total Stockholder's Equity................................           448.8       397.0       330.8
                                                                   ---------   ---------    --------
 Total Obligations and Stockholder's Equity.................       $10,720.2   $10,613.0    $8,599.0
                                                                   =========   =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                           Year ended December 31
                                                      -------------------------------
                                                        2000       1999        1998
                                                      --------   --------    --------
                                                              (In millions)
Income
 Premiums...........................................  $  945.5   $  950.8    $1,272.3
 Net investment income--Note 3......................     176.7      136.0       122.8
 Other, net.........................................     475.6      605.4       618.1
                                                      --------   --------    --------
                                                       1,597.8    1,692.2     2,013.2
Benefits and Expenses
 Payments to policyholders and beneficiaries........     340.8      349.9       301.4
 Additions to reserves to provide for future
  payments to policyholders and beneficiaries.......     844.4      888.8     1,360.2
 Expenses of providing service to policyholders and
  obtaining new insurance--Note 5...................     363.4      314.4       274.2
 State and miscellaneous taxes......................      25.8       20.5        28.1
                                                      --------   --------    --------
                                                       1,574.4    1,573.6     1,963.9
                                                      --------   --------    --------
Gain From Operations Before Federal Income
 Tax (Credit) Expense and Net Realized Capital
  Losses............................................      23.4      118.6        49.3
Federal income tax (credit) expense--Note 1.........     (18.0)      42.9        33.1
                                                      --------   --------    --------
Gain From Operations Before Net Realized Capital
  Losses............................................      41.4       75.7        16.2
Net realized capital losses--Note 4.................     (18.2)      (1.7)       (0.6)
                                                      --------   --------    --------
Net Income..........................................      23.2       74.0        15.6
Unassigned deficit at beginning of year.............    (177.9)     (49.2)      (58.3)
Net unrealized capital gains (losses) and other
  adjustments--Note 4...............................       8.0       (3.8)       (6.0)
Adjustment to premiums due and deferred.............      21.4         --          --
Other reserves and adjustments--Note 10.............      (0.8)    (198.9)       (0.5)
                                                      --------   --------    --------
Unassigned Deficit at End of Year...................  $ (126.1)  $ (177.9)   $  (49.2)
                                                      ========   ========    ========


The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                   ----------------------------
                                                     2000      1999      1998
                                                   -------   -------   --------
                                                          (In millions)
Cash flows from operating activities:
 Insurance premiums..............................  $ 939.9   $ 958.5   $1,275.3
 Net investment income...........................    166.0     134.2      118.2
 Benefits to policyholders and beneficiaries.....   (315.1)   (321.6)    (275.5)
 Dividends paid to policyholders.................    (26.1)    (25.6)     (22.3)
 Insurance expenses and taxes....................   (362.4)   (344.8)    (296.9)
 Net transfers to separate accounts..............   (513.0)   (705.3)    (874.4)
 Other, net......................................    347.4     540.6      551.3
                                                   -------   -------   --------
   Net Cash Provided From Operations.............    236.7     236.0      475.7
                                                   -------   -------   --------
Cash flows used in investing activities:
 Bond purchases..................................   (450.7)   (240.7)    (618.8)
 Bond sales......................................    148.0     108.3      340.7
 Bond maturities and scheduled redemptions.......     80.0      78.4      111.8
 Bond prepayments................................     29.4      18.7       76.5
 Stock purchases.................................     (8.8)     (3.9)     (23.4)
 Proceeds from stock sales.......................      1.7       3.6        1.9
 Real estate purchases...........................     (0.4)     (2.2)      (4.2)
 Real estate sales...............................      0.2      17.8        2.1
 Other invested assets purchases.................    (13.8)     (4.5)        --
 Mortgage loans issued...........................    (85.7)    (70.7)    (145.5)
 Mortgage loan repayments........................     61.6      25.3       33.2
 Other, net......................................     23.7     (68.9)    (435.2)
                                                   -------   -------   --------
  Net Cash Used In Investing Activities..........   (214.8)   (138.8)    (660.9)
                                                   -------   -------   --------
Cash flows from financing activities:
 Capital contribution............................       --     194.9         --
 Net (decrease) increase in short-term note
  payable........................................       --     (61.9)      61.9
                                                   -------   -------   --------
  Net Cash Provided From Financing Activities....       --     133.0       61.9
                                                   -------   -------   --------
  Increase (Decrease) In Cash and Temporary
   Cash Investments..............................     21.9     230.2     (123.3)
Cash and temporary cash investments at
 beginning of year...............................    250.1      19.9      143.2
                                                   -------   -------   --------
   Cash and Temporary Cash Investments at End of
    Year.........................................  $ 272.0   $ 250.1   $   19.9
                                                   =======   =======   ========


The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Note 1. Nature of Operations and Significant Accounting Practices

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, writes variable and universal life insurance policies and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

     The significant differences from GAAP include:(1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred. The carrying values of investment securities and real estate are reduced through the income statement when there has been a decline in value deemed other than temporary and mortgage loan valuation allowances, if necessary, are established when the Company determines it is probable that it will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. GAAP net income for the year ended December 31, 2000 and GAAP shareholder's equity as of December 31, 2000 and 1999 were $99.4 million, $805.6 million and $695.0 million, respectively. The effects of variances from GAAP on net income for the year ended December 31, 1999 have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of Operations and Significant Accounting Practices (continued)

     The significant accounting practices of the Company are as follows:

     Permitted Statutory Accounting Practices: In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company will use to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company's statutory-basis capital and surplus, the Company will remain in compliance with all regulatory and contractual obligations.

     Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

     Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

     Valuation of Assets: General account investments are carried at amounts determined on the following bases: Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method. Investments in affiliates are included on the statutory equity method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

     The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The interest rate cap and floor agreements and collars are carried at fair value, with changes in fair value reflected directly in unassigned deficit.

     Mortgage loans are carried at outstanding principal balance or amortized cost.

     Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.5 million in 2000, $1.9 million in 1999, and $3.0 million in 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature oOf Operations and Significant Accounting Practices (continued)

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 2000, the IMR, net of 2000 amortization of $1.6 million, amounted to $4.2 million, which is included in other general account obligations. The corresponding 1999 amounts were $2.3 million and $7.4 million, respectively, and the corresponding 1998 amounts were $2.4 and $10.7 million, respectively.

  Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $6.3 million, $8.9 million, and $11.4 million at December 31, 2000, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

  Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

  Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature Of Operations And Significant Accounting Practices (continued)

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 2000.

  Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

  Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 2000.

  Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $65.1 million in 2000, $10.6 million in 1999, and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1. Nature of operations and significant accounting practices (continued)

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

  Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 2000, 1999 or 1998.

  Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Note 2. Investment in Affiliate

  The Company owns all outstanding shares of Investors Partner Life Insurance Company (IPL). IPL manages a block of single premium whole life insurance business and began marketing term life and variable universal life products through brokers in 1999.

  Summarized statutory-basis financial information for IPL for 2000, 1999 and 1998 is as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
                                                           (In millions)
Total assets........................................   $554.7  $571.0   $587.8
Total liabilities...................................    476.3   499.2    517.5
Total revenues......................................     42.8    35.6     38.8
Net income..........................................      3.3     3.5      3.8

Note 3. Net Investment Income

  Investment income has been reduced by the following amounts:


                                                          2000   1999    1998
                                                          -----  -----  -------
                                                             (In millions)
Investment expenses....................................          $ 9.5   $ 8.3
Interest expense.......................................      --    1.7     2.4
Depreciation expense...................................     0.6    0.6     0.8
Investment taxes.......................................     0.5    0.3     0.7
                                                          -----  -----   -----
                                                          $10.1  $12.1   $12.2
                                                          =====  =====   =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4. Net capital gains (losses) and other adjustments

  Net realized capital losses consist of the following items:


                                                       2000    1999      1998
                                                      -------  ------  --------
                                                          (In millions)
Net (losses) gains from asset sales................   $(19.5)  $(2.8)   $ 7.6
Capital gains tax..................................     (0.3)    0.2     (2.9)
Amounts transferred to IMR.........................      1.6     0.9     (5.3)
                                                      ------   -----    -----
 Net realized capital losses.......................   $(18.2)  $(1.7)   $(0.6)


  Net unrealized capital gains (losses) and other adjustments consist of the following items:


                                                       2000    1999      1998
                                                       ------  ------  --------
                                                           (In millions)
Net gains (losses) from changes in security values
 and book value adjustments.........................   $11.6   $(2.6)   $(2.7)
Increase in asset valuation reserve.................    (3.6)   (1.2)    (3.3)
                                                       -----   -----    -----
 Net unrealized capital gains (losses) and other
  adjustments.......................................   $ 8.0   $(3.8)   $(6.0)
                                                       =====   =====    =====

NOte 5. Transactions With Parent

  John Hancock provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee for these services and facilities based on a number of criteria which were revised in 2000, 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $162.2 million, $188.3 million, $157.5 million, in 2000, 1999, and 1998, respectively, which has been included in insurance and investment expenses. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by John Hancock includes $0.7 million, $0.2 million, and $0.7 million in 2000, 1999, and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company. John Hancock allocates a portion of the activity related to its defined benefit pension plans to the Company. The pension plan prepaid expense allocated to the Company amounted to $55.0 million and $41.9 million in 2000 and 1999, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5. Transactions With Parent (continued)

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2000 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.2 million, $44.5 million, and $4.9 million of cash for tax, commission, and expense allowances to the Company, which decreased the Company's net gain from operations by $0.9 million in 2000, and increased the Company's net gain from operations by $20.6 million, and $22.2 million in 1999, and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $17.4 million, $40.0 million, and $12.7 million in 2000, 1999, and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $5.6 million, $26.9 million, and $8.4 million in 2000, 1999, and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims in 2000, 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million, $0.8 million, and $1.0 million in 2000, 1999, and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations by $1.1 million in 2000 and $0.5 million in both 1999 and 1998.

  The Company had a $200.0 million line of credit with an affiliate, John Hancock Capital Corp. At December 31, 2000 and 1999, the Company had no outstanding borrowings under this agreement.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6. Investments

  The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
                                    Value      Gains       Losses      Value
                                  ---------  ----------  ----------  ----------
                                                 (In millions)
December 31, 2000
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.7     $  --       $  --      $    5.7
Obligations of states and
 political subdivisions.........       1.8        --          --           1.8
Debt securities issued by
 foreign governments............      10.9       0.3         0.6          10.6
Corporate securities............   1,158.8      36.4        68.5       1,126.7
Mortgage-backed securities......     223.3       3.4         4.6         222.1
                                  --------     -----       -----      --------
  Total bonds...................  $1,400.5     $40.1       $73.7      $1,366.9
                                  ========     =====       =====      ========

December 31, 1999
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.9        --       $ 0.1      $    5.8
Obligations of states and
 political subdivisions.........       2.2     $ 0.1         0.1           2.2
Debt securities issued by
 foreign governments............      13.9       0.8         0.1          14.6
Corporate securities............     964.9      13.0        59.4         918.5
Mortgage-backed securities......     229.4       0.5         7.8         222.1
                                  --------     -----       -----      --------
  Total bonds...................  $1,216.3     $14.4       $67.5      $1,163.2
                                  ========     =====       =====      ========

December 31, 1998
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies......  $    5.1     $ 0.1          --      $    5.2
Obligations of states and
 political subdivisions.........       3.2       0.3          --           3.5
Corporate securities............     925.2      50.4       $15.0         960.6
Mortgage-backed securities......     252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds...................  $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========



  The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6.  Investments (continued)

                                                          Statement    Fair
                                                            Value      Value
                                                          ---------  ---------
                                                             (in millions)
Due in one year or less.................................   $   72.4   $   72.5
Due after one year through five years...................      424.2      427.7
Due after five years through ten years..................      428.5      419.5
Due after ten years.....................................      252.1      225.1
                                                           --------   --------
                                                            1,177.2    1,144.8
Mortgage-backed securities..............................      223.3      222.1
                                                           --------   --------
                                                           $1,400.5   $1,366.9
                                                           ========   ========

     Gross gains of $0.9 million in 2000, $0.3 million in 1999, and $3.4 million in 1998 and gross losses of $3.0 million in 2000, $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

     At December 31, 2000, bonds with an admitted asset value of $9.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

     The cost of common stocks was $3.1 million at December 31, 2000 and 1999 and $2.1 million at December 31, 1998. At December 31, 2000, gross unrealized appreciation on common stocks totaled $1.5 million, and gross unrealized depreciation totaled $1.8 million. The fair value of preferred stock totaled $41.6 million, $35.9 million, and $36.5 million at December 31, 2000, 1999, and 1998, respectively.

     Bonds with amortized cost of $5.1 million were non-income producing for the twelve months ended December 31, 2000.

     At December 31, 2000, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement     Geographic                  Statement
Property Type                Value       Concentration                 Value
-------------            -------------   -------------             -------------
                         (In millions)                             (In millions)
Apartments.............     $ 93.7       East North Central......      $ 64.3
Hotels.................       13.0       East South Central......        20.9
Industrial.............       63.5       Middle Atlantic.........        20.9
Office buildings.......       84.7       Mountain................        27.0
Retail.................       35.4       New England.............        23.4
Agricultural...........      142.5       Pacific.................       108.0
Other..................       23.2       South Atlantic..........       120.7
                            ------
                                         West North Central......        16.0
                                         West South Central......        51.5
                                         Other...................         3.3
                                                                       ------
                            $456.0                                     $456.0
                            ======                                     ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6.  Investments (continued)

     At December 31, 2000, the fair values of the commercial and agricultural mortgage loans portfolios were $317.5 million and $149.8 million, respectively. The corresponding amounts as of December 31, 1999 were approximately $323.5 million and $98.2 million, respectively.

     The maximum and minimum lending rates for mortgage loans during 2000 were 12.84% and 8.29% for agricultural loans, and 8.94% and 8.07% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

Note 7.  Reinsurance

     The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 2000 were $588.1 million, $187.3 million, and $19.9 million, respectively. The corresponding amounts in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively, and the corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

     Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

     The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8.  Financial Instruments With Off-Balance-Sheet Risk

     The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:

                                           Number of
                                           Contracts/       Assets (Liabilities)
                                        Notional Amounts           2000
                                        ----------------    --------------------
                                                            Carrying     Fair
                                              2000            Value      Value
                                        ----------------    --------   ---------
                                                     ($ In millions)
Futures contracts to sell
 securities............................      $     --         $ --       $  --
Futures contracts to buy securities....            43          0.1         0.1
Interest rate swap agreements..........      $1,150.0           --
Interest rate cap agreements...........         239.4          2.1         2.1
Currency rate swap agreements..........          22.3           --        (0.6)
Equity collar agreements...............            --          0.4         0.4
Interest rate floor agreements.........         361.4          1.4         1.4

                                           Number of
                                           Contracts/       Assets (Liabilities)
                                        Notional Amounts           1999
                                        ----------------    --------------------
                                                            Carrying     Fair
                                              1999            Value      Value
                                        ----------------    --------   ---------
                                                     ($ In millions)
Futures contracts to sell
 securities............................           362         $0.6       $ 0.6
Interest rate swap agreements..........      $  965.0           --        11.5
Interest rate cap agreements...........         239.4          5.6         5.6
Currency rate swap agreements..........          15.8           --        (1.6)

                                           Number of
                                           Contracts/       Assets (Liabilities)
                                        Notional Amounts           1998
                                        ----------------    --------------------
                                                            Carrying     Fair
                                              1998            Value      Value
                                        ----------------    --------   ---------
                                                     ($ In millions)
Futures contracts to sell securities...           947         $(0.5)    $ (0.5)
Interest rate swap agreements..........      $  365.0            --      (17.7)
Interest rate cap agreements...........          89.4           3.1        3.1
Currency rate swap agreements..........          15.8            --       (3.3)


                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8.  Financial Instruments With Off-Balance-Sheet Risk (continued)

     The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

     The futures contracts expire in 2001. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2015. The equity collar agreements expire in 2005.

     The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 9. Policy Reserves, Policyholders' and Beneficiaries' Funds and Obligations Related To Separate Accounts

     The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:

                                                      December 31, 2000  Percent
                                                      -----------------  -------
                                                            (In millions)
Subject to discretionary withdrawal (with
adjustment)
  With market value adjustment.......................     $   30.3         1.1%
  At book value less surrender charge................         54.7         2.1
    At market value..................................      2,250.3        84.8
                                                          --------       -----
      Total with adjustment..........................      2,335.3        88.0
Subject to discretionary withdrawal at book value
(without adjustment).................................        312.8        11.8
Not subject to discretionary withdrawal--general
account..............................................          7.1         0.2
                                                          --------       -----
      Total annuity reserves and deposit liabilities.     $2,655.2       100.0%
                                                          ========       =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10.  Commitments and Contingencies

     The Company has extended commitments to purchase long-term bonds issue real estate mortgages and purchase other assets totaling $33.5 million, $6.3 million and $14.7 million, respectively, at December 31, 2000. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $56.4 million at December 31, 2000. The majority of these commitments expire in 2001.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 2000 amounted to $39.5 million and is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments

     The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                      December 31
                                        ----------------------------------------
                                               2000                 1999
                                        ------------------   -------------------
                                        Carrying    Fair     Carrying     Fair
                                         Amount    Value      Amount     Value
                                        --------  --------   --------  ---------
                                                     (In Millions)
ASSETS
Bonds--Note 6.........................  $1,400.5  $1,366.9   $1,216.3   $1,163.2
Preferred stocks--Note 6..............      44.0      41.6       35.9       35.9
Common stocks--Note 6.................       2.8       2.8        3.2        3.2
Mortgage loans on real estate--Note
 6....................................     456.0     467.3      433.1      421.7
Policy loans--Note 1..................     218.9     218.9      172.1      172.1
Cash items--Note 1....................     272.0     272.0      250.1      250.1

Derivatives assets (liabilities)
 relating to: Note 8
Futures contracts.....................       0.1       0.1        0.6        0.6
Interest rate swaps...................        --      (0.4)        --       11.5
Currency rate swaps...................        --      (0.6)        --       (1.6)
Interest rate caps....................       2.1       2.1        5.6        5.6
Equity collar agreements..............        --       0.4         --         --

LIABILITIES
Commitments--Note 10..................        --      56.4         --       19.4

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Fair Value of Financial Instruments (continued)

                                                                December 31
                                                           --------------------
                                                                   1998
                                                           --------------------
                                                           Carrying      Fair
                                                            Amount      Value
                                                           ---------  ---------
                                                              (In Millions)
Assets
Bonds--Note 6............................................  $1,185.8    $1,231.5
Preferred stocks--Note 6.................................      36.5        36.5
Common stocks--Note 6....................................       3.1         3.1
Mortgage loans on real estate--Note 6....................     388.1       401.3
Policy loans--Note 1.....................................     137.7       137.7
Cash items--Note 1.......................................      19.9        19.9

Derivatives assets (liabilities) relating to: Note 8
Futures contracts........................................      (0.5)       (0.5)
Interest rate swaps......................................        --       (17.7)
Currency rate swaps......................................        --        (3.3)
Interest rate caps.......................................       3.1         3.1

Liabilities
Commitments--Note 10.....................................        --        32.1


     The carrying amounts in the tables are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES

                            As of December 31, 2000
                           (in millions of dollars)


                                                                                                        Amount at Which
                                                                                                         Shown in the
                                                                                                         Consolidated
                       Type of Investment                                        Cost (2)      Value     Balance Sheet
                       ------------------                                        --------      -----    ---------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies and authorities..........         16.1         16.7         16.7
States, municipalities and political subdivisions.........................          6.8          6.7          6.7
Foreign governments.......................................................         11.1         10.8         10.8
Public utilities..........................................................         49.1         50.1         50.1
Convertibles and bonds with warrants attached.............................         13.7         13.6         13.6
All other corporate bonds.................................................        877.1        871.5        871.5
Certificates of deposits..................................................          0.0          0.0          0.0
Redeemable preferred stock................................................         44.9         42.4         42.4
                                                                                -------      -------      -------
Total fixed maturity securities, available-for-sale.......................      1,018.8      1,011.8      1,011.8
                                                                                -------      -------      -------

Equity securities, available-for-sale:
Common stocks:
Public utilities..........................................................          0.0          0.0          0.0
Banks, trust and insurance companies......................................          0.0          0.0          0.0
Industrial, miscellaneous and all other...................................          4.0          4.8          4.8
Non-redeemable preferred stock............................................          3.1          3.3          3.3
                                                                                -------      -------      -------
Total equity securities, available-for-sale...............................          7.1          8.1          8.1
                                                                                -------      -------      -------

Fixed maturity securities,
 held-to-maturity:
Bonds:
United States government and government agencies and authorities..........          0.0          0.0          0.0
States, municipalities and political subdivisions.........................          1.9          1.9          1.9
Foreign governments.......................................................          0.0          0.0          0.0
Public utilities..........................................................         42.5         43.4         42.5
Convertibles and bonds with warrants attached.............................         13.3         11.1         13.3
All other corporate bonds.................................................        657.7        630.4        657.7
Certificates of deposits..................................................          0.0          0.0          0.0
Redeemable preferred stock................................................          0.0          0.0          0.0
                                                                                -------      -------      -------
Total fixed maturity securities, held-to-maturity.........................        715.4        686.8        715.4
                                                                                -------      -------      -------


Equity securities, trading:
Common stocks:
Public utilities..........................................................
Banks, trust and insurance companies......................................
Industrial, miscellaneous and all other...................................
Non-redeemable preferred stock............................................
Total equity securities, trading..........................................          0.0          0.0          0.0
                                                                                -------      -------      -------
Mortgage loans on real estate, net (1)....................................        559.8         XXXX        554.8

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
             OTHER THAN INVESTMENTS IN RELATED PARTIES (continued)

                            As of December 31, 2000
                           (in millions of dollars)

                                                                 Amount at Which
                                                                  Shown in the
                                                                  Consolidated
                                              Cost (2)   Value    Balance Sheet
                                              --------   -----   ---------------
Real estate, net:
Investment properties (1)..................      23.9      XXXX         23.9
Acquired in satisfaction of debt (1).......       0.0      XXXX          0.0
Policy loans...............................     334.2      XXXX        334.2
Other long-term investments (2)............      34.8      XXXX         34.8
Short-term investments.....................      21.7      XXXX         21.7
                                              -------   -------      -------
 Total investments.........................   2,715.7   1,706.7      2,704.7
                                              =======   =======      =======



(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)


                                                                    Future Policy                    Other
                                                     Deferred         Benefits,                      Policy
                                                      Policy        Losses, Claims                 Claims and
                                                    Acquisition        and Loss       Unearned      Benefits    Premium
                    Segment                            Costs           Expenses       Premiums      Payable     Revenue
                    -------                         -----------     --------------    --------     ----------   -------
GAAP
2000:
Protection......................................      $819.3           $2,698.4        $212.0        $11.1      $   28.6
Asset Gathering.................................       174.8               70.0            --           --            --
                                                      ------           --------        ------        -----      --------
 Total..........................................      $994.1           $2,768.4        $212.0        $11.1      $   28.6
                                                      ------           --------        ------        -----      --------
Statutory Basis
2000:
 Variable Products..............................         N/A           $2,206.0        $  8.8        $16.4      $  945.4
                                                      ------           --------        ------        -----      --------
1999:
 Variable Products..............................         N/A           $1,864.9        $  3.9        $15.4      $  950.8
                                                      ------           --------        ------        -----      --------
1998:
 Variable Products..............................         N/A           $1,651.7        $  2.3        $13.1      $1,272.3
                                                      ------           --------        ------        -----      --------

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

      As of December 31, 2000, 1999 and 1998 and for the year then ended
                           (in millions of dollars)

                                                                                 Amortization of
                                                               Benefits,         Deferred Policy
                                                            Claims, Losses,    Acquisition Costs,
                                                 Net              and           Excluding Amounts       Other
                                              Investment      Settlement       Related to Realized    Operating
                  Segment                       Income         Expenses         Investment Gains      Expenses
                  -------                     ----------    ---------------    -------------------    ---------
GAAP
2000:
Protection................................      $215.9         $  242.2               $17.6            $100.5
Asset Gathering...........................        (2.5)             6.4                16.4              16.3
                                                ------         --------               -----            ------
 Total....................................      $213.4         $  248.6               $34.0            $116.8
                                                ------         --------               -----            ------
Statutory Basis
2000:
 Variable Products........................      $176.7         $1,185.2                 N/A            $389.2
                                                ------         --------               -----            ------
1999:
 Variable Products........................      $136.0         $1,238.7                 N/A            $334.9
                                                ------         --------               -----            ------
1998:
 Variable Products........................      $122.8         $1,661.6                 N/A            $302.3
                                                ------         --------               -----            ------

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                          SCHEDULE IV -- REINSURANCE

                            As of December 31, 2000
                           (in millions of dollars)

                                                                                                          Percentage
                                                                 Ceded to      Assumed                    of Amount
                                                      Gross        Other      from Other                   Assumed
                                                     Amount      Companies    Companies     Net Amount      to Net
                                                     ------      ---------    ----------    ----------    ----------
GAAP
2000
Life insurance in force.........................    $98,737.2    $39,495.8      $37.1       $59,278.5        0.1%
                                                    ---------    ---------      -----       ---------        ---
Premiums:
Life insurance..................................    $    34.1    $     5.5      $  --       $    28.6        0.0%
Accident and health insurance...................           --           --         --              --        0.0%
P&C.............................................           --           --         --              --        0.0%
                                                    ---------    ---------      -----       ---------        ---
  Total.........................................    $    34.1    $     5.5      $  --       $    28.6        0.0%
                                                    =========    =========      =====       =========        ===
Statutory Basis
2000
Life insurance in force.........................    $96,574.3    $38,059.7      $  --       $58,514.6        0.0%
                                                    ---------    ---------      -----       ---------        ---
Premiums:
Life insurance..................................    $ 1,533.6    $   588.1      $  --       $   945.5        0.0%
Accident and health insurance...................           --           --         --              --        0.0%
P&C.............................................           --           --         --              --        0.0%
                                                    ---------    ---------      -----       ---------        ---
  Total.........................................    $ 1,533.6    $   588.1      $  --       $   945.5        0.0%
                                                    =========    =========      =====       =========        ===
1999
Life insurance in force.........................    $74,831.8    $ 8,995.0      $  --       $55,836.8        0.0%
                                                    ---------    ---------      -----       ---------        ---
Premiums:
Life insurance..................................    $ 1,545.7    $   594.9      $  --       $   950.8        0.0%
Accident and health insurance...................           --           --         --              --        0.0%
P&C.............................................           --           --         --              --        0.0%
                                                    ---------    ---------      -----       ---------        ---
  Total.........................................    $ 1,545.7    $   594.9      $  --       $   950.8        0.0%
                                                    =========    =========      =====       =========        ===

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            As of December 31, 2000
                           (in millions of dollars)

                                                                                                Percentage
                                                            Ceded to     Assumed                 of Amount
                                                   Gross      Other    from Other      Net        Assumed
                                                  Amount    Companies   Companies    Amount       to Net
                                                  ------    ---------  ----------    ------     ----------
1998
Life insurance in force......................    $62,628.7  $15,302.1      $--      $47,326.6      0.0%
                                                 ---------  ---------      ---      ---------      ---
Premiums:
Life insurance...............................    $ 1,862.5  $   590.2      $--      $ 1,272.3      0.0%
Accident and health insurance................           --         --       --             --      0.0%
P&C..........................................           --         --       --             --      0.0%
                                                 ---------  ---------      ---      ---------      ---
  Total......................................    $ 1,862.5  $   590.2      $--      $ 1,272.3      0.0%
                                                 =========  =========      ===      =========      ===

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                        Report of Independent Auditors

To the Policyholders of
John Hancock Variable Life Account S
 of John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 2000, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

February 13, 2001

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000


                                                                                                    International
                                                                          Large Cap      Active        Equity        Small Cap
                                                                            Growth        Bond          Index          Growth
                                                                          Subaccount   Subaccount    Subaccount      Subaccount
                                                                          ----------   ----------   -------------    ----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value.............................................   $128,183,227  $49,115,293   $35,113,621     $35,777,318
Investments in shares of portfolios of Outside Trusts, at value.......             --           --            --              --
Receivable from:
 John Hancock Variable Series Trust I.................................        217,824       21,983        34,739       1,066,885
 Portfolio of Outside Trusts..........................................             --           --            --              --
                                                                         ------------  -----------   -----------    ------------
Total assets..........................................................    128,401,051   49,137,276    35,148,360      36,844,203
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company.........................        214,814       21,266        33,992       1,065,954
 Portfolio of Outside Trusts..........................................             --           --            --              --
Asset charges payable.................................................          3,010          717           747             931
                                                                         ------------  -----------   -----------    ------------
Total liabilities.....................................................        217,824       21,983        34,739       1,066,885
                                                                         ------------  -----------   -----------    ------------
Net assets............................................................   $128,183,227  $49,115,293   $35,113,621     $35,777,318
                                                                         ============  ===========   ===========    ============

                                                                             Global      Mid Cap     Large Cap       Money
                                                                            Balanced     Growth        Value         Market
                                                                           Subaccount  Subaccount   Subaccount     Subaccount
                                                                           ----------  ----------   ----------     ----------
Assets
Investments in shares of portfolios of John Hancock Variable
  Series Trust I, at value..............................................   $3,533,069  $56,033,021  $52,663,086   $189,140,131
Investments in shares of portfolios of Outside Trusts, at value.........           --           --           --             --
Receivable from:
 John Hancock Variable Series Trust I...................................          166    1,062,123       43,811      5,658,510
 Portfolio of Outside Trusts............................................           --           --           --             --
                                                                           ----------  -----------  -----------   ------------
Total assets............................................................    3,533,235   57,095,144   52,706,897    194,798,641
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company...........................           69    1,060,694       42,643      5,653,690
 Portfolio of Outside Trusts............................................           --           --           --             --
Asset charges payable...................................................           97        1,429        1,168          4,820
                                                                           ----------  -----------  -----------   ------------
Total liabilities.......................................................          166    1,062,123       43,811      5,658,510
                                                                           ----------  -----------  -----------   ------------
Net assets..............................................................   $3,533,069  $56,033,021  $52,663,086   $189,140,131
                                                                           ==========  ===========  ===========   ============

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                            Mid Cap     Small/Mid Cap  Real Estate     Growth &
                                                                             Value         Growth        Equity         Income
                                                                           Subaccount    Subaccount    Subaccount     Subaccount
                                                                           ----------   -------------  -----------    ----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value..............................................    $31,539,966   $12,113,014   $17,858,812   $182,636,457
Investments in shares of portfolios of Outside Trusts, at value........             --            --            --             --
Receivable from:
 John Hancock Variable Series Trust I..................................         14,549         7,592         9,207        184,566
 Portfolio of Outside Trusts...........................................             --            --            --             --
                                                                          ------------   -----------   -----------   ------------
Total assets...........................................................     31,554,515    12,120,606    17,868,019    182,821,023
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company..........................         13,735         7,211         8,870        178,590
 Portfolio of Outside Trusts...........................................             --            --            --             --
Asset charges payable..................................................            814           381           337          5,976
                                                                          ------------   -----------   -----------   ------------
Total liabilities......................................................         14,549         7,592         9,207        184,566
                                                                          ------------   -----------   -----------   ------------
Net assets.............................................................    $31,539,966   $12,113,014   $17,858,812   $182,636,457
                                                                          ============   ===========   ===========   ============

                                                                                        Short-Term    Small Cap    International
                                                                            Managed        Bond        Equity      Opportunities
                                                                           Subaccount   Subaccount   Subaccount     Subaccount
                                                                           ----------   ----------   ----------    -------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value.............................................    $128,889,839  $16,559,672  $26,092,949    $41,366,171
Investments in shares of portfolios of Outside Trusts, at value.......              --           --           --             --
Receivable from:
 John Hancock Variable Series Trust I.................................         162,149       18,438      469,529         27,592
 Portfolio of Outside Trusts..........................................              --           --           --             --
                                                                          ------------  -----------  -----------    -----------
Total assets..........................................................     129,051,988   16,578,110   26,562,478     41,393,763
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company.........................         156,559       18,146      468,842         26,560
 Portfolio of Outside Trusts..........................................              --           --           --             --
Asset charges payable.................................................           5,590          292          687          1,032
                                                                          ------------  -----------  -----------    -----------
Total liabilities.....................................................         162,149       18,438      469,529         27,592
                                                                          ------------  -----------  -----------    -----------
Net assets............................................................    $128,889,839  $16,559,672  $26,092,949    $41,366,171
                                                                          ============  ===========  ===========    ===========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                                                      Turner         Brandes
                                                                            Equity       Global        Core       International
                                                                            Index         Bond        Growth         Equity
                                                                          Subaccount   Subaccount   Subaccount     Subaccount
                                                                          ----------   ----------   ----------    -------------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value.............................................   $160,798,440   $8,150,109           --             --
Investments in shares of portfolios of Outside Trusts, at value.......             --           --  $22,550,873    $36,778,383
Receivable from:
 John Hancock Variable Series Trust I.................................        142,079        3,841           --             --
 Portfolio of Outside Trusts..........................................             --           --      179,536        109,167
                                                                         ------------  -----------  -----------    -----------
Total assets..........................................................    160,940,519    8,153,950   22,730,409     36,887,550
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company.........................        138,139        3,610           --             --
 Portfolio of Outside Trusts..........................................             --           --      179,137        108,613
Asset charges payable.................................................          3,940          231          399            554
                                                                         ------------  -----------  -----------    -----------
Total liabilities.....................................................        142,079        3,841      179,536        109,167
                                                                         ------------  -----------  -----------    -----------
Net assets............................................................   $160,798,440   $8,150,109  $22,550,873    $36,778,383
                                                                         ============  ===========  ===========    ===========

                                                                         Frontier      Clifton     Emerging
                                                                         Capital      Enhanced     Markets        Bond
                                                                       Appreciation  U.S. Equity    Equity        Index
                                                                        Subaccount   Subaccount   Subaccount   Subaccount
                                                                       ------------  -----------  ----------   ----------
Assets
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................           --            --  $5,278,940   $12,799,604
Investments in shares of portfolios of Outside Trusts, at value......  $23,632,255   $10,205,351          --            --
Receivable from:
 John Hancock Variable Series Trust I................................           --            --      10,248           593
 Portfolio of Outside Trusts.........................................      184,569           882          --            --
                                                                       -----------   -----------  ----------   -----------
Total assets.........................................................   23,816,824    10,206,233   5,289,188    12,800,197
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................           --            --      10,112           285
 Portfolio of Outside Trusts.........................................      184,197           743          --            --
Asset charges payable................................................          372           139         136           308
                                                                       -----------   -----------  ----------   -----------
Total liabilities....................................................      184,569           882      10,248           593
                                                                       -----------   -----------  ----------   -----------
Net assets...........................................................  $23,632,255   $10,205,351  $5,278,940   $12,799,604
                                                                       ===========   ===========  ==========   ===========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                             High       Large Cap
                                                            Small/Mid       Yield      Aggressive      Fundamental
                                                             Cap Core        Bond        Growth          Growth
                                                            Subaccount    Subaccount   Subaccount      Subaccount
                                                            ----------    ----------   ----------      ------------
Assets
Investments in shares of portfolios of
  John Hancock Variable Series Trust I, at
  value............................................         $2,657,106    $4,742,004     $  344,987      $2,013,134
Investments in shares of portfolios of
  Outside Trusts, at value.........................                 --            --             --              --
Receivable from:
  John Hancock Variable Series Trust I.............             13,675        11,348             11              41
  Portfolio of Outside Trusts......................                 --            --             --              --
                                                            ----------    ----------     ----------      ----------
Total assets.......................................          2,671,106     4,753,352        344,998       2,013,175
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company.....             13,617        11,231             --              --
  Portfolio of Outside Trusts......................                 --            --             --              --
Asset charges payable..............................                 58           117             11              41
                                                            ----------    ----------     ----------      ----------
Total liabilities..................................             13,675        11,348             11              41
                                                            ----------    ----------     ----------      ----------
Net assets.........................................         $2,657,431    $4,742,004     $  344,987      $2,013,134
                                                            ==========    ==========     ==========      ==========

                                                                            American
                                                                          Leaders Large   Aim V.I.     Fidelity Vip
                                                            Core Bond       Cap Value      Value          Growth
                                                            Subaccount     Subaccount    Subaccount     Subaccount
                                                            ----------    ------------   ----------     -----------
Assets
Investments in shares of portfolios of
  John Hancock Variable Series Trust I, at
  value............................................         $   16,062    $  553,446             --              --
Investments in shares of portfolios of
  Outside Trusts, at value.........................                 --            --     $1,164,444      $1,517,758
Receivable from:
  John Hancock Variable Series Trust I.............                564            21             --              --
  Portfolio of Outside Trusts......................                 --            --             25          63,072
                                                            ----------    ----------     ----------      ----------
Total assets.......................................             16,626       553,467      1,164,469       1,580,830
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company.....                564            --             --              --
  Portfolio of Outside Trusts......................                 --            --             --          63,030
Asset charges payable..............................                 --            21             25              42
Total liabilities..................................                564            21             25          63,072
                                                            ----------    ----------     ----------      ----------
Net assets.........................................          $  16,062    $  553,446     $1,164,444      $1,517,758
                                                             =========    ==========     ==========      ==========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 2000


                                                                            Janus      Janus Aspen   MFS New
                                                        Fidelity Vip II     Aspen       Worldwide   Discovery      Templeton
                                                          Contrafund     Global Tech     Growth       Series     International
                                                          Subaccount     Subaccount    Subaccount   Subaccount     Subaccount
                                                          ----------     ----------    ----------   ----------     ----------
Assets
Investments in shares of portfolios of
  John Hancock Variable Series Trust I, at
  value............................................               --             --            --           --             --
Investments in shares of portfolios of
  Outside Trusts, at value.........................       $1,006,617       $442,306    $1,038,378   $1,178,457       $870,339
Receivable from:
  John Hancock Variable Series Trust I.............               --             --            --           --             --
  Portfolio of Outside Trusts......................               40             16            32           32             31
                                                          ----------       --------    ----------   ----------       --------
Total assets.......................................        1,006,657        442,322     1,038,410    1,178,489        870,370
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company.....               --             --            --           --             --
  Portfolio of Outside Trusts......................               14             --            --           32             --
Asset charges payable..............................               26             16            32           --             31
                                                          ----------       --------    ----------   ----------       --------
Total liabilities..................................               40             16            32           32             31
                                                          ----------       --------    ----------   ----------       --------
Net assets.........................................       $1,006,617       $442,306    $1,038,378   $1,178,457       $870,339
                                                          ==========       ========    ==========   ==========       ========

See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                           STATEMENTS OF OPERATIONS

                      Years and periods ended December 31,

                                               Large Cap Growth Subaccount                  Active Bond Subaccount
                                        ----------------------------------------   ----------------------------------------
                                            2000          1999          1998           2000          1999           1998
                                        -------------  ------------  ------------  -------------  ------------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series
 Trust I..............................  $ 20,421,555   $17,558,034   $ 6,312,073     $2,372,089   $ 2,851,613    $ 2,190,901
 Portfolio of Outside Trusts..........            --            --            --             --            --             --
                                        ------------   -----------   -----------   ------------   -----------    -----------
Total investment income...............    20,421,555    17,558,034     6,312,073      2,372,089     2,851,613      2,190,901
Expenses:
 Mortality and expense risks..........      (433,387)     (324,595)     (168,652)       (92,625)     (126,407)       (93,556)
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net investment income.................    19,988,168    17,233,439     6,143,421      2,279,464     2,725,206      2,097,345
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)..........     5,243,833     5,003,007     1,750,881     (1,159,229)   (1,391,910)       185,230
 Net unrealized appreciation
  (depreciation) during the period....   (53,885,375)   (2,053,672)    8,041,022      2,598,926    (1,837,190)      (378,058)
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net realized and unrealized gain
 (loss) on investments................   (48,641,542)    2,949,335     9,791,903      1,439,697    (3,229,100)      (192,828)
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations............  $(28,653,374)  $20,182,774   $15,935,324   $  3,719,161   $  (503,894)   $ 1,904,517
                                        ============   ===========   ===========   ============   ===========    ===========

                                        International Equity Index Subaccount          Small Cap Growth Subaccount
                                        --------------------------------------    ------------------------------------------
                                           2000          1999         1998           2000          1999           1998
                                        ------------  -----------  -----------    ------------  ------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series
 Trust I..............................   $ 1,780,524   $   936,475   $ 1,930,710   $  3,489,821   $  3,697,955            --
 Portfolio of Outside Trusts..........            --            --            --             --             --            --
                                         -----------   -----------   -----------   ------------   ------------   -----------
Total investment income...............     1,780,524       936,475     1,930,710      3,489,821      3,697,955            --
Expenses:
 Mortality and expense risks..........      (112,998)      (81,058)      (45,651)      (135,490)       (60,221)  $   (22,593)
                                         -----------   -----------   -----------   ------------   ------------   -----------
Net investment income (loss)..........     1,667,526       855,417     1,885,059      3,354,331      3,637,734       (22,593)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains...................       670,269       753,750       152,030      2,830,901      2,548,944        58,729
 Net unrealized appreciation
  (depreciation) during the period....    (8,622,825)    4,871,167        78,480    (17,022,592)     3,920,455     1,070,805
                                         -----------   -----------   -----------   ------------   ------------   -----------
Net realized and unrealized gain
 (loss) on investments................    (7,952,556)    5,624,917       230,510    (14,191,691)     6,469,399     1,129,534
                                         -----------   -----------   -----------   ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations............   $(6,285,030)  $ 6,480,334   $ 2,115,569   $(10,837,360)  $ 10,107,133   $ 1,106,941
                                         ===========   ===========   ===========   ============   ============   ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended december 31,

                                                   Global Balanced Subaccount              Mid Cap Growth Subaccount
                                             -------------------------------------  --------------------------------------
                                                2000         1999          1998         2000          1999          1998
                                             -----------  ------------  ----------  -------------  -----------  ------------
Investment income:
Distributions received from:
 John Hancock Variable
  Series Trust I..........................    $  191,397  $   372,766   $  185,760  $  9,182,305   $ 6,491,783   $1,114,374
 Portfolio of Outside Trusts..............            --           --           --            --            --           --
                                              ----------  -----------   ----------  ------------   -----------   ----------
Total investment income...................       191,397      372,766      185,760     9,182,305     6,491,783    1,114,374
Expenses:
 Mortality and expense risks..............        15,646       13,792        9,687       243,927       102,248       26,123
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net investment income.....................       175,751      358,974      176,073     8,938,378     6,389,535    1,088,251
Net realized and unrealized gain on
  investments:
  Net realized gains (losses).............      (506,008)      15,640       24,206     8,113,159     5,188,018      599,619
  Net unrealized appreciation
  (depreciation) during the period........      (109,325)    (173,912)     147,461   (49,252,941)   15,078,681    1,184,263
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net realized and  unrealized gain
  (loss) on investments...................      (615,333)    (158,272)     171,667   (41,139,782)   20,266,699    1,783,882
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net increase (decrease) in net assets
  resulting from operations...............    $ (439,582) $   200,702   $  347,740  $(32,201,404)  $26,656,234   $2,872,133
                                              ==========  ===========   ==========  ============   ===========   ==========

                                                  Large Cap Value Subaccount             Money Market Subaccount
                                             -------------------------------------  ---------------------------------------
                                                2000         1999          1998        2000           1999        1998
                                             -----------  ------------  ----------  ------------  ------------ ------------
Investment income:
Distributions received from: John Hancock
  Variable Series Trust I.................    $2,639,356  $ 1,809,072   $  797,874  $  5,765,606   $ 3,279,928   $1,854,829
 Portfolio of Outside Trust...............            --           --           --            --            --           --
                                              ----------  -----------   ----------  ------------   -----------   ----------
Total investment income...................     2,639,356    1,809,072      797,874     5,765,606     3,279,928    1,854,829
Expenses:
 Mortality and expense risks..............       109,830       88,877       41,415       328,559       291,398      167,813
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net investment income.....................     2,529,526    1,720,195      756,459     5,437,047     2,988,530    1,687,016
Net realized and unrealized gain (loss)
  on investments:
  Net realized gains (losses).............      (861,398)     705,454      330,827            --            --           --
  Net unrealized appreciation
  (depreciation) during the period........     3,840,473   (2,181,112)     145,355            --            --           --
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net realized and unrealized gain
 (loss) on investments....................     2,979,075   (1,475,658)     476,182            --            --           --
                                              ----------  -----------   ----------  ------------   -----------   ----------
Net increase in net assets resulting from
 operations...............................    $5,508,601  $   244,537   $1,232,641  $  5,437,047   $ 2,988,530   $1,687,016
                                              ==========  ===========   ==========  ============   ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                       Mid Cap Value Subaccount             Small/Mid Cap Growth Subaccount
                                                 ------------------------------------   ------------------------------------------
                                                    2000        1999         1998           2000          1999           1998
                                                 ----------  -----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.......    $3,243,126  $  110,190   $   120,469   $  1,246,873   $ 1,421,656    $   142,469
  Portfolio of Outside Trusts................            --          --            --             --            --             --
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Total investment income......................     3,243,126     110,190       120,469      1,246,873     1,421,656        142,469
Expenses:
  Mortality and expense risks................        84,295      68,611        45,020         39,985        32,995         34,432
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net investment income........................     3,158,831      41,579        75,449      1,206,888     1,388,661        108,037
Net realized and unrealized gain
  (loss) on investments:
  Net realized gains (losses)................     2,578,812    (860,332)     (538,516)      (652,532)       13,375        232,246
  Net unrealized appreciation (depreciation)
   during the period.........................       689,275   1,757,919      (830,390)       119,763    (1,001,208)       236,333
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments................................     3,268,087     897,587    (1,368,906)      (532,769)     (987,833)       468,579
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations..................    $6,426,918  $  939,166   $(1,293,457)  $    674,119   $   400,828    $   576,616
                                                 ==========  ==========   ===========   ============   ===========    ===========

                                                    Real Estate Equity Subaccount            Growth & Income Subaccount
                                                 -----------------------------------   ------------------------------------------
                                                    2000       1999         1998           2000          1999           1998
                                                 ----------  ----------  ------------  -------------  ------------  -------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.......    $1,569,398  $  544,845   $   305,783   $ 34,126,174   $23,565,679    $ 9,266,175
  Portfolio of Outside Trusts................            --          --            --             --            --             --
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Total investment income......................     1,569,398     544,845       305,783     34,126,174    23,565,679      9,266,175
Expenses:
  Mortality and expense risks................        45,265      29,468        22,716        844,779       715,377        290,361
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net investment income........................     1,524,133     515,377       283,067     33,281,395    22,850,302      8,975,814
Net realized and unrealized gain
  (loss) on investments:
  Net realized gains (losses)................     1,851,413    (735,504)     (454,979)     2,197,930     6,207,253      2,061,212
  Net unrealized appreciation (depreciation)
   during the period.........................     1,041,612      80,925      (698,676)   (63,700,088)   (5,814,839)     7,759,307
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments................................     2,893,025    (654,579)   (1,153,655)   (61,502,158)      392,414      9,820,519
                                                 ----------  ----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations..................    $4,417,158  $ (139,202)  $  (870,588)  $(28,220,763)  $23,242,716    $18,796,333
                                                 ==========  ==========   ===========   ============   ===========    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                           Managed Subaccount                    Short-Term Bond Subaccount
                                                 ---------------------------------------  -----------------------------------------
                                                     2000          1999          1998         2000           1999           1998
                                                 -------------  ------------  ----------  --------------  ------------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.........   $ 13,844,402   $11,251,980  $3,606,186   $    920,563   $   957,614    $   977,164
 Portfolio of Outside Trusts..................             --            --          --             --            --             --
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Total investment income.......................     13,844,402    11,251,980   3,606,186        920,563       957,614        977,164
Expenses:
 Mortality and expense risks..................        686,633       495,544     121,905         37,022        50,128         50,947
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net investment income.........................     13,157,769    10,756,436   3,484,281        883,541       907,486        926,217
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)..................       (233,751)    2,233,258     278,186       (210,780)     (441,667)        24,740
 Net unrealized appreciation (depreciation)
  during the period...........................    (13,708,391)   (6,419,069)  1,791,231        451,906       (85,754)      (136,999)
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments..................................    (13,942,142)   (4,185,811)  2,069,417        241,126      (527,421)      (112,259)
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting
 from operations..............................   $   (784,373)  $ 6,570,625  $5,553,698   $  1,124,667   $   380,065    $   813,958
                                                 ============   ===========  ==========   ============   ===========    ===========

                                                      Small Cap Equity Subaccount       International Opportunities Subaccount
                                                  -----------------------------------   ------------------------------------------
                                                     2000         1999        1998          2000           1999           1998
                                                  ------------  ----------  ----------  --------------  -----------  --------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........   $  2,024,209   $   409,324  $   47,350   $  2,592,009   $ 2,096,195    $   103,399
  Portfolio of Outside Trusts.................             --            --          --             --            --             --
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Total investment income.......................      2,024,209       409,324      47,350      2,592,009     2,096,195        103,399
Expenses:
 Mortality and expense risks..................         89,912        64,613      33,335        134,950        90,191         50,003
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net investment income.........................      1,934,297       344,711      14,015      2,457,059     2,006,004         53,396
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).................       (158,893)     (979,002)     (9,919)     2,209,044     1,907,809        191,495
  Net unrealized appreciation (depreciation)
   during the period..........................     (4,241,216)      325,684    (523,693)   (11,479,826)    3,818,953      1,108,416
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments.................................     (4,400,109)     (653,318)   (533,612)    (9,270,782)    5,726,762      1,299,911
                                                 ------------   -----------  ----------   ------------   -----------    -----------
Net increase (decrease) in net assets resulting
  from operations.............................   $ (2,465,812)  $  (308,607) $ (519,597)  $ (6,813,723)  $ 7,732,766    $ 1,353,307
                                                 ============   ===========  ==========   ============   ===========    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,


                                                           Equity Index Subaccount                Global Bond Subaccount
                                                    --------------------------------------  ------------------------------------
                                                        2000          1999         1998        2000          1999          1998
                                                    -------------  -----------  ----------  ------------  ------------  ----------
Investment income:
Distributions received  from:
  John Hancock Variable Series Trust I........      $  8,279,123   $ 5,839,023  $1,337,750  $   459,052   $   460,088    $303,545
 Portfolio of Outside  Trusts.................                --            --          --           --            --          --
                                                    ------------   -----------  ----------  -----------   -----------    --------
Total investment income.......................         8,279,123     5,839,023   1,337,750      459,052       460,088     303,545
Expenses:
 Mortality and expense risks..................           552,681       335,573     126,021       28,858        35,321      19,894
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net investment income.........................         7,726,442     5,503,450   1,211,729      430,194       424,767     283,651
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)..................         4,357,007     7,681,081     691,270     (302,157)     (204,675)     81,659
 Net unrealized appreciation (depreciation)
  during the period...........................       (30,073,491)    4,678,509   6,098,919      688,537      (433,526)     43,608
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net realized and unrealized gain  (loss) on
 investments..................................       (25,716,484)   12,359,590   6,790,189      386,380      (638,201)    125,267
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net increase (decrease) in net assets
 resulting from operations....................      $(17,990,042)  $17,863,040  $8,001,918  $   816,574   $  (213,434)   $408,918
                                                    ============   ===========  ==========  ===========   ===========    ========

                                                       Turner Core Growth Subaccount     Brandes International Equity Subaccount
                                                     ----------------------------------  ----------------------------------------
                                                        2000          1999       1998        2000            1999          1998
                                                     ------------  ----------  --------  --------------  ------------  -------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........      $         --   $        --  $       --  $        --   $        --    $     --
  Portfolio of Outside Trusts.................         3,134,021     1,349,358      84,940    2,849,758       549,978      32,677
                                                    ------------   -----------  ----------  -----------   -----------    --------
Total investment income.......................         3,134,021     1,349,358      84,940    2,849,758       549,978      32,677
Expenses:
  Mortality and expense risks.................            61,261        33,920       7,737       57,452        34,297       7,502
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net investment income.........................         3,072,760     1,315,438      77,203    2,792,306       515,681      25,175
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains..........................         2,749,177     1,038,462     156,278    1,629,793       507,727      12,541
  Net unrealized appreciation (depreciation)
   during the period..........................        (8,773,256)    1,626,646     562,620   (2,602,173)    3,486,097     (26,022)
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net realized and unrealized gain (loss) on
  investments.................................        (6,024,079)    2,665,108     718,898     (972,380)    3,993,824     (13,481)
                                                    ------------   -----------  ----------  -----------   -----------    --------
Net increase (decrease) in net assets
  resulting from operations...................      $ (2,951,319)  $ 3,980,546  $  796,101  $ 1,819,926   $ 4,509,505    $ 11,694
                                                    ============   ===========  ==========  ===========   ===========    ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      Years and periods ended December 31,


                                             Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                             -----------------------------------------   ----------------------------------------
                                                 2000            1999         1998           2000            1999          1998
                                             --------------  ------------  ------------  --------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......  $        --     $       --    $      --     $        --     $       --     $     --
 Portfolio of Outside Trusts................    5,801,558        487,465       34,738       1,412,843        532,067       72,302
                                              -----------     ----------    ---------     -----------     ----------     --------
Total investment income.....................    5,801,558        487,465       34,738       1,412,843        532,067       72,302
Expenses:
 Mortality and expense risks................       54,938         37,471       24,841          19,820         13,930        4,069
                                              -----------     ----------    ---------     -----------     ----------     --------
Net investment income.......................    5,746,620        449,994        9,897       1,393,023        518,137       68,233
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)................    4,402,175        624,068     (445,752)        132,736        264,436       87,723
 Net unrealized appreciation
  (depreciation) during the period..........   (9,587,258)     3,431,408      432,064      (2,553,428)       151,562       89,677
                                              -----------     ----------    ---------     -----------     ----------     --------
Net realized and unrealized gain (loss) on
 investments................................   (5,185,083)     4,055,476      (13,688)     (2,420,692)       415,998      177,400
                                              -----------     ----------    ---------     -----------     ----------     --------
Net increase (decrease) in net assets
 resulting from operations..................  $   561,537     $4,505,470    $  (3,791)    $(1,027,669)    $  934,135     $245,633
                                              ===========     ==========    =========     ===========     ==========     ========

                                                  Emerging Markets Equity Subaccount        Bond Index Subaccount
                                                  -----------------------------------  -------------------------------
                                                     2000          1999      1998*       2000       1999        1998*
                                                  ------------  ----------  ---------  ---------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I........     $   454,929   $  137,724  $    522   $514,721  $ 140,772    $ 23,842
 Portfolio of Outside Trusts.................              --           --        --         --         --          --
                                                  -----------   ----------  --------   --------   --------    --------
Total investment income......................         454,929      137,724       522    514,721    140,772      23,842
Expenses:
 Mortality and expense risks.................          22,702        5,465       387     27,209     10,636         937
                                                  -----------   ----------  --------   --------   --------    --------
Net investment income........................         432,227      132,259       135    487,512    130,136      22,905
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses).................      (1,410,734)     663,998   (45,975)   (53,751)  (104,174)      1,002
 Net unrealized appreciation (depreciation)
  during the period..........................      (2,006,595)     432,248     2,289    472,128    (78,192)    (10,217)
                                                  -----------   ----------  --------   --------  ---------    --------
Net realized and unrealized gain
 (loss) on investments.......................      (3,417,329)   1,096,246   (43,686)   418,377   (182,366)     (9,215)
                                                  -----------   ----------  --------   --------  ---------    --------
Net increase (decrease) in net assets
 resulting from operations...................     $(2,985,102)  $1,228,505  $(43,551)  $905,889  $ (52,230)   $ 13,690
                                                  ===========   ==========  ========   ========  =========    ========

 _________________________
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      Years and periods ended December 31,




                                                        Small/Mid Cap Core Subaccount      High Yield Bond Subaccount
                                                       -------------------------------   --------------------------------
                                                         2000        1999      1998*       2000        1999        1998*
                                                       ----------  ---------  --------   ----------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..............    $ 106,135   $ 54,784         --   $ 373,904   $ 352,641    $ 88,721
 Portfolio of Outside Trusts.......................           --         --         --          --          --          --
                                                       ---------   --------   --------   ---------   ---------    --------
Total investment income............................      106,135     54,784         --     373,904     352,641      88,721
Expenses:
 Mortality and expense risks.......................        5,370      2,073   $    535      14,689      12,206       1,962
                                                       ---------   --------   --------   ---------   ---------    --------
Net investment income (loss).......................      100,765     52,711       (535)    359,215     340,435      86,759
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses).......................       52,147     65,733    (25,196)   (207,326)     42,365      64,824
 Net unrealized appreciation (depreciation)
  during the period................................     (145,708)   (10,735)    18,718    (650,931)   (139,659)    149,416
                                                       ---------   --------   --------   ---------   ---------    --------
Net realized and unrealized gain
 (loss) on investments.............................      (93,561)    54,998     (6,478)   (858,257)    (97,294)    214,240
                                                       ---------   --------   --------   ---------   ---------    --------
Net increase (decrease) in net  assets
resulting from operations..........................    $   7,204   $107,709   $ (7,013)  $(499,042)  $ 243,141    $300,999
                                                       =========   ========   ========   =========   =========    ========


                                                                                                     American
                                                        Large Cap      Fundamental                 Leaders Large
                                                    Aggressive Growth     Growth     Core Bond       Cap Value
                                                       Subaccount       Subaccount   Subaccount     Subaccount
                                                    -----------------  -----------  -----------  ----------------
                                                         2000**          2000***     2000****        2000****
                                                    -----------------  -----------  -----------  ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I...............    $  6,164       $ 206,294       $254          $ 3,426
 Portfolio of Outside Trusts........................          --              --         --               --
                                                        --------       ---------       ----          -------
Total investment income.............................       6,164         206,294        254            3,426
Expenses:
 Mortality and expense risks........................         260           1,175          7              682
                                                        --------       ---------       ----          -------
Net investment income...............................       5,904         205,119        247            2,744
Net realized and unrealized gain (loss) on
 investments:
 Net realized gains (losses)........................     (11,798)        (46,349)        89            8,325
 Net unrealized appreciation (depreciation)
  during the period.................................     (37,617)       (568,635)        96            9,977
                                                        --------       ---------       ----          -------
Net realized and unrealized gain
 (loss) on investments..............................     (49,415)       (614,984)       185           18,302
                                                        --------       ---------       ----          -------
Net increase (decrease) in net
 assets resulting from operations...................    $(43,511)      $(409,865)      $432          $21,046
                                                        ========       =========       ====          =======

 _________________________

     * From May 1, 1998 (commencement of operations).
    ** From April 24, 2000 (commencement of operations).
   *** From April 28, 2000 (commencement of operations).
  **** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      Years and periods ended December 31,


                                                  AIM V.I.                          Fidelity VIP II
                                                   Value      Fidelity VIP Growth      Contrafund      Janus Aspen Global
                                                 Subaccount        Subaccount          Subaccount        Tech Subaccount
                                                ------------  --------------------  ----------------  ---------------------
                                                   2000**            2000**              2000**              2000***
                                                ------------  --------------------  ----------------  ---------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.......             --               --                 --                   --
 Portfolio of Outside Trusts................      $  48,587               --                 --            $   2,686
                                                -----------       ----------           --------            ---------
Total investment income.....................         48,587               --                 --                2,686
Expenses:
 Mortality and expense risks................            954        $   1,420           $  1,017                  658
                                                -----------       ----------           --------            ---------
Net investment income (loss)................         47,633           (1,420)            (1,017)               2,028
Net realized and unrealized (loss) on
 investments:
 Net realized (losses)......................        (54,358)          (8,731)           (11,057)             (69,974)
 Net unrealized (depreciation)
  during the period.........................       (101,244)        (156,818)           (35,244)             (98,497)
                                                -----------       ----------           --------            ---------
Net realized and unrealized (loss) on
 investments................................       (155,602)        (165,549)           (46,301)            (168,471)
                                                -----------       ----------           --------            ---------
Net (decrease) in net assets resulting
 from operations............................      $(107,969)       $(166,969)          $(47,318)           $(166,443)
                                                ===========       ==========           ========            =========


                                                                               Janus Aspen   MFS New
                                                                                Worldwide   Discovery      Templeton
                                                                                  Growth      Series     International
                                                                               Subaccount   Subaccount    Subaccount
                                                                               -----------  ----------  ---------------
                                                                                  2000***      2000**        2000**
                                                                               -----------  ----------  ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I......................................            --          --            --
 Portfolio of Outside Trusts...............................................    $   18,937          --            --
                                                                               ----------   ---------      --------
Total investment income....................................................        18,937          --            --
Expenses:
 Mortality and expense risks...............................................         1,396    $  1,349      $    640
                                                                               ----------   ---------      --------
Net investment income (loss)...............................................        17,541      (1,349)         (640)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...............................................      (140,835)     16,026        11,899
 Net unrealized appreciation
  (depreciation) during the period.........................................       (61,721)    (94,403)       15,320
                                                                               ----------   ---------      --------
Net realized and unrealized gain
 (loss) on investments.....................................................      (202,556)    (78,377)       27,219
                                                                               ----------   ---------      --------
Net increase (decrease) in net assets
 resulting from operations.................................................    $ (185,015)   $(79,726)     $ 26,579
                                                                               ==========   =========      ========


 _________________________
 ** From April 24, 2000 (commencement of operations).
*** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years and periods ended December 31,


                                                Large Cap Growth Subaccount                     Active Bond Subaccount
                                        -------------------------------------------   -------------------------------------------
                                            2000            1999           1998           2000            1999            1998
                                        --------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income...............   $  19,988,168   $ 17,233,439   $  6,143,421    $  2,279,464   $  2,725,206    $  2,097,345
 Net realized gains (losses).........       5,243,833      5,003,007      1,750,881      (1,159,229)    (1,391,910)        185,230
 Net unrealized appreciation
  (depreciation) during the
  period.............................     (53,885,375)    (2,053,672)     8,041,022       2,598,926     (1,837,190)       (378,058)
                                        -------------   ------------   ------------   -------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations...........     (28,653,374)    20,182,774     15,935,324       3,719,161       (503,894)      1,904,517
From policyholder transactions:
 Net premiums from
  policyholders......................     143,098,730     75,667,981     29,859,648      37,518,244     74,595,720      38,567,292
 Net benefits to policyholders.......    (101,783,680)   (45,347,424)   (13,281,028)    (30,443,585)   (68,312,320)    (27,391,317)
                                        -------------   ------------   ------------   -------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions......      41,315,050     30,320,557     16,578,620       7,074,659      6,283,400      11,175,975
                                        -------------   ------------   ------------   -------------   ------------    ------------
Net increase in net assets...........      12,661,676     50,503,331     32,513,944      10,793,820      5,779,506      13,080,492
Net assets at beginning of period....     115,521,551     65,018,220     32,504,276      38,321,473     32,541,967      19,461,475
                                        -------------   ------------   ------------   -------------   ------------    ------------
Net assets at end of period..........   $ 128,183,227   $115,521,551   $ 65,018,220    $ 49,115,293   $ 38,321,473    $ 32,541,967
                                        =============   ============   ============   =============   ============    ============


                                           International Equity Index Subaccount            Small Cap Growth Subaccount
                                         -----------------------------------------   ------------------------------------------
                                             2000           1999          1998           2000            1999           1998
                                         -------------  -------------  ------------  --------------  -------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss).........   $  1,667,526   $    855,417   $ 1,885,059   $   3,354,331   $  3,637,734    $   (22,593)
 Net realized gains...................        670,269        753,750       152,030       2,830,901      2,548,944         58,729
 Net unrealized appreciation
  (depreciation) during the
  period..............................     (8,622,825)     4,871,167        78,480     (17,022,592)     3,920,455      1,070,805
                                         ------------   ------------   -----------   -------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations............     (6,285,030)     6,480,334     2,115,569     (10,837,360)    10,107,133      1,106,941
From policyholder transactions:
 Net premiums from
  policyholders.......................     80,381,214     53,332,374    10,034,119     135,469,377     52,637,861     12,088,047
 Net benefits to policyholders........    (72,181,237)   (39,209,664)   (8,344,107)   (119,877,527)   (40,800,272)    (6,621,834)
                                         ------------   ------------   -----------   -------------   ------------    -----------
Net increase in net assets resulting
 from policyholder transactions.......      8,199,977     14,122,710     1,690,012      15,591,850     11,837,589      5,466,213
                                         ------------   ------------   -----------   -------------   ------------    -----------
Net increase in net assets............      1,914,947     20,603,044     3,805,581       4,754,490     21,944,722      6,573,154
Net assets at beginning of period.....     33,198,674     12,595,630     8,790,049      31,022,828      9,078,106      2,504,952
                                         ------------   ------------   -----------   -------------   ------------    -----------
Net assets at end of period...........   $ 35,113,621   $ 33,198,674   $12,595,630   $  35,777,318   $ 31,022,828    $ 9,078,106
                                         ============   ============   ===========   =============   ============    ===========

 See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                         Global Balanced Subaccount                          Mid Cap Growth Subaccount
                                   ----------------------------------------     -------------------------------------------------
                                       2000          1999           1998              2000               1999             1998
                                   ------------  ------------  ------------     -----------------  ----------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income............ $   175,751   $   358,974   $   176,073       $   8,938,378      $  6,389,535      $ 1,088,251
 Net realized gains (losses)......    (506,008)       15,640        24,206           8,113,159         5,188,018          599,619
 Net unrealized appreciation
  (depreciation) during the
  period..........................    (109,325)     (173,912)      147,461         (49,252,941)       15,078,681        1,184,263
                                   -----------   -----------   -----------   -----------------   ---------------    -------------
Net increase (decrease) in net
 assets resulting from operations.    (439,582)      200,702       347,740         (32,201,404)       26,656,234        2,872,133
From policyholder transactions:
 Net premiums from
  policyholders...................   8,122,728     6,295,052     3,163,316         196,712,586        65,183,285       11,323,614
 Net benefits to policyholders....  (8,741,933)   (5,007,225)   (1,882,974)       (171,977,777)      (41,018,347)      (5,132,055)
                                   -----------   -----------   -----------   -----------------   ---------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions........    (619,205)    1,287,827     1,280,342          24,734,809        24,164,938        6,191,559
                                   -----------   -----------   -----------   -----------------   ---------------    -------------
Net increase (decrease) in net
 assets...........................  (1,058,787)    1,488,529     1,628,082          (7,466,595)       50,821,172        9,063,692
Net assets at beginning of period.   4,591,856     3,103,327     1,475,245          63,499,616        12,678,444        3,614,752
                                   -----------   -----------   -----------   -----------------   ---------------    -------------
Net assets at end of period....... $ 3,533,069   $ 4,591,856   $ 3,103,327       $  56,033,021      $ 63,499,616      $12,678,444
                                   ===========   ===========   ===========   =================   ===============    =============

                                            Large Cap Value Subaccount                       Money Market Subaccount
                                     -----------------------------------------   -----------------------------------------------
                                         2000           1999          1998            2000             1999             1998
                                     -------------  -------------  -----------   ----------------  --------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income............   $  2,529,526   $  1,720,195   $   756,459   $     5,437,047   $   2,988,530    $   1,687,016
 Net realized gains (losses)......       (861,398)       705,454       330,827                --              --               --
 Net unrealized appreciation
  (depreciation) during the
  period..........................      3,840,473     (2,181,112)      145,355                --              --               --
                                     ------------   ------------   -----------   ---------------   -------------    -------------
Net increase in net assets
 resulting from operations........      5,508,601        244,537     1,232,641         5,437,047       2,988,530        1,687,016
From policyholder transactions:
 Net premiums from
  policyholders...................     88,007,994     37,432,039    15,144,316     1,369,116,199     890,376,545      340,377,358
 Net benefits to policyholders....    (67,960,426)   (27,199,179)   (4,937,583)   (1,246,419,884)   (918,869,964)    (269,723,839)
                                     ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions........     20,047,568     10,232,860    10,206,733       122,696,315     (28,493,419)      70,653,519
                                     ------------   ------------   -----------   ---------------   -------------    -------------
Net increase (decrease) in net
 assets...........................     25,556,169     10,477,397    11,439,374       128,133,362     (25,504,889)      72,340,535
Net assets at beginning of period.     27,106,917     16,629,520     5,190,146        61,006,769      86,511,658       14,171,123
                                     ------------   ------------   -----------   ---------------   -------------    -------------
Net assets at end of period.......   $ 52,663,086   $ 27,106,917   $16,629,520   $   189,140,131   $  61,006,769    $  86,511,658
                                     ============   ============   ===========   ===============   =============    =============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                 Mid Cap Value Subaccount                Small/Mid Cap Growth Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  ------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  3,158,831   $     41,579   $    75,449   $  1,206,888    $ 1,388,661       $  108,037
 Net realized gains (losses)..........     2,578,812       (860,332)     (538,516)      (652,532)        13,375          232,246
 Net unrealized appreciation
  (depreciation) during the period....       689,275      1,757,919      (830,390)       119,763     (1,001,208)         236,333
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations............     6,426,918        939,166    (1,293,457)       674,119        400,828          576,616
From policyholder transactions:
 Net premiums from policyholders......    87,480,655     32,024,751    18,837,112     27,528,989     11,809,133        4,563,154
 Net benefits to policyholders........   (81,506,140)   (29,579,995)   (7,855,945)   (26,015,925)    (9,775,543)      (6,481,542)
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     5,974,515      2,444,756    10,981,167      1,513,064      2,033,590       (1,918,388)
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net increase (decrease) in net assets.    12,401,433      3,383,922     9,687,710      2,187,183      2,434,418       (1,341,772)
Net assets at beginning of period.....    19,138,533     15,754,611     6,066,901      9,925,831      7,491,413        8,833,185
                                        ------------   ------------   -----------   ------------   ------------    -------------
Net assets at end of period...........  $ 31,539,966   $ 19,138,533   $15,754,611   $ 12,113,014    $ 9,925,831      $ 7,491,413
                                        ============   ============   ===========   ============   ============    =============

                                              Real Estate Equity Subaccount                 Growth & Income Subaccount
                                        -----------------------------------------   -------------------------------------------
                                            2000           1999          1998           2000           1999             1998
                                        -------------  -------------  ------------  -------------  --------------  ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  1,524,133   $    515,377   $   283,067   $ 33,281,395   $  22,850,302    $  8,975,814
 Net realized gains (losses)..........     1,851,413       (735,504)     (454,979)     2,197,930       6,207,253       2,061,212
 Net unrealized appreciation
  (depreciation) during the period....     1,041,612         80,925      (698,676)   (63,700,088)     (5,814,839)      7,759,307
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations............     4,417,158       (139,202)     (870,588)   (28,220,763)     23,242,716      18,796,333
From policyholder transactions:
 Net premiums from policyholders......   102,840,441     22,699,314     6,964,604     86,946,862     196,639,863      60,975,616
 Net benefits to policyholders........   (98,637,433)   (18,093,640)   (5,513,221)   (85,615,541)   (106,763,955)    (31,360,866)
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......     4,203,008      4,605,674     1,451,383      1,331,321      89,875,908      29,614,750
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net increase (decrease) in net assets.     8,620,166      4,466,472       580,795    (26,889,442)    113,118,624      48,411,083
Net assets at beginning of period.....     9,238,646      4,772,174     4,191,379    209,525,899      96,407,275      47,996,192
                                        ------------   ------------   -----------   ------------   -------------    ------------
Net assets at end of period...........  $ 17,858,812   $  9,238,646   $ 4,772,174   $182,636,457   $ 209,525,899    $ 96,407,275
                                        ============   ============   ===========   ============   =============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                                   Managed Subaccount                       Short-Term Bond Subaccount
                                        -----------------------------------------   ------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  -----------   -------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $ 13,157,769   $ 10,756,436   $ 3,484,281   $    883,541   $    907,486    $    926,217
 Net realized gains (losses)..........      (233,751)     2,233,258       278,186       (210,780)      (441,667)         24,740
 Net unrealized appreciation
  (depreciation) during
  the period..........................   (13,708,391)    (6,419,069)    1,791,231        451,906        (85,754)       (136,999)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............      (784,373)     6,570,625     5,553,698      1,124,667        380,065         813,958
From policyholder transactions:
 Net premiums from policyholders......    33,494,293    113,292,872    21,019,273     20,531,773     41,259,110      27,490,588
 Net benefits to policyholders........   (29,530,890)   (34,219,380)   (8,281,600)   (16,825,756)   (49,156,693)    (21,534,195)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     3,963,403     79,073,492    12,737,673      3,706,017     (7,897,583)      5,956,393
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets.     3,179,030     85,644,117    18,291,371      4,830,684     (7,517,518)      6,770,351
Net assets at beginning of period.....   125,710,809     40,066,692    21,775,321     11,728,988     19,246,506      12,476,155
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $128,889,839   $125,710,809   $40,066,692   $ 16,559,672   $ 11,728,988    $ 19,246,506
                                        ============   ============   ===========   ============   ============    ============

                                               Small Cap Equity Subaccount            International Opportunities Subaccount
                                        -----------------------------------------   ------------------------------------------
                                            2000           1999          1998           2000           1999            1998
                                        -------------  -------------  -----------   -------------  -------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $  1,934,297   $    344,711   $    14,015   $  2,457,059   $  2,006,004    $     53,396
 Net realized gains (losses)..........      (158,893)      (979,002)       (9,919)     2,209,044      1,907,809         191,495
 Net unrealized appreciation
  (depreciation) during the period....    (4,241,216)       325,684      (523,693)   (11,479,826)     3,818,953       1,108,416
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations............    (2,465,812)      (308,607)     (519,597)    (6,813,723)     7,732,766       1,353,307
From policyholder transactions:
 Net premiums from policyholders......    61,706,400     39,172,672    11,420,833     91,465,296     43,216,216      23,844,756
 Net benefits to policyholders........   (51,931,035)   (30,591,417)   (4,363,378)   (74,820,451)   (38,372,463)    (12,275,087)
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets resulting
 from policyholder transactions.......     9,775,365      8,581,255     7,057,455     16,644,845      4,843,753      11,569,669
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net increase in net assets............     7,309,553      8,272,648     6,537,858      9,831,122     12,576,519      12,922,976
Net assets at beginning of period.....    18,783,396     10,510,748     3,972,890     31,535,049     18,958,530       6,035,554
                                        ------------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period...........  $ 26,092,949   $ 18,783,396   $10,510,748   $ 41,366,171   $ 31,535,049    $ 18,958,530
                                        ============   ============   ===========   ============   ============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                  Equity Index Subaccount                       Global Bond Subaccount
                                        --------------------------------------------   -----------------------------------------
                                            2000            1999            1998           2000           1999           1998
                                        --------------  --------------  ------------   -------------  -------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income................  $   7,726,442   $   5,503,450   $  1,211,729   $    430,194   $    424,767    $   283,651
 Net realized gains (losses)..........      4,357,007       7,681,081        691,270       (302,157)      (204,675)        81,659
 Net unrealized appreciation
  (depreciation) during
  the period..........................    (30,073,491)      4,678,509      6,098,919        688,537       (433,526)        43,608
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations............    (17,990,042)     17,863,040      8,001,918        816,574       (213,434)       408,918
From policyholder transactions:
 Net premiums from policyholders......    155,703,961     225,994,914     60,690,933      8,796,366     11,387,398      9,258,713
 Net benefits to policyholders........   (126,828,610)   (147,909,470)   (31,166,123)   (10,301,347)   (10,615,019)    (3,008,341)
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions.........................     28,875,351      78,085,444     29,524,810     (1,504,981)       772,379      6,250,372
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net increase (decrease) in net assets.     10,885,309      95,948,484     37,526,728       (688,407)       558,945      6,659,290
Net assets at beginning of period.....    149,913,131      53,964,647     16,437,919      8,838,516      8,279,571      1,620,281
                                        -------------   -------------   ------------   ------------   ------------    -----------
Net assets at end of period...........  $ 160,798,440   $ 149,913,131   $ 53,964,647   $  8,150,109   $  8,838,516    $ 8,279,571
                                        =============   =============   ============   ============   ============    ===========


                                             Turner Core Growth Subaccount         Brandes International Equity Subaccount
                                        --------------------------------------    -----------------------------------------
                                            2000          1999          1998           2000          1999           1998
                                        -------------  ------------  ---------    -------------  ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income................  $  3,072,760   $ 1,315,438   $    77,203   $  2,792,306   $   515,681    $   343,646
 Net realized gains (losses)..........     2,749,177     1,038,462       156,278      1,629,793       507,727         89,337
 Net unrealized appreciation
  (depreciation) during
  the period..........................    (8,773,256)    1,626,646       562,620     (2,602,173)    3,486,097         91,915
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations............    (2,951,319)    3,980,546       796,101      1,819,926     4,509,505        524,898
From policyholder transactions:
 Net premiums from policyholders......    57,091,019    23,098,524     4,779,974     34,606,916    12,134,533      5,520,633
 Net benefits to policyholders........   (54,259,832)   (9,308,254)   (1,690,860)   (17,063,755)   (5,569,496)    (2,041,375)
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase in net assets resulting
 from policyholder transactions.......     2,831,187    13,790,270     3,089,114     17,543,161     6,565,037      3,479,258
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets.      (120,132)   17,770,816     3,885,215     19,363,087    11,074,542      4,004,156
Net assets at beginning of period.....    22,671,005     4,900,189     1,014,974     17,415,296     6,340,754      2,336,598
                                        ------------   -----------   -----------   ------------   -----------    -----------
Net assets at end of period...........  $ 22,550,873   $22,671,005   $ 4,900,189   $ 36,778,383   $17,415,296    $ 6,340,754
                                        ============   ===========   ===========   ============   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                            Frontier Capital Appreciation Subaccount    Clifton Enhanced U.S. Equity Subaccount
                                            -----------------------------------------   -----------------------------------------
                                                2000           1999          1998           2000          1999           1998
                                            ------------   ------------   -----------   ------------   -----------   ------------
Increase (decrease) in net assets
 from operations:
 Net investment income....................  $  5,746,620   $    449,994   $     9,897   $  1,393,023   $   518,137    $    68,233
 Net realized gains (losses)..............     4,402,175        624,068      (445,752)       132,736       264,436         87,723
 Net unrealized appreciation
  (depreciation) during the period........    (9,587,258)     3,431,408       432,064     (2,553,428)      151,562         89,677
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations................       561,537      4,505,470        (3,791)    (1,027,669)      934,135        245,633
From policyholder transactions:
 Net premiums from policyholders..........    40,643,205     25,135,447    13,982,031     15,685,529     6,480,741      3,031,309
 Net benefits to policyholders............   (34,557,509)   (22,331,613)   (9,695,520)   (11,190,723)   (3,151,279)    (1,299,530)
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions................     6,085,696      2,803,834     4,286,511      4,494,806     3,329,462      1,731,779
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net increase in net assets................     6,647,233      7,309,304     4,282,720      3,467,137     4,263,597      1,977,412
Net assets at beginning of period.........    16,985,022      9,675,718     5,392,998      6,738,214     2,474,617        497,205
                                            ------------   ------------   -----------   ------------   -----------    -----------
Net assets at end of period...............  $ 23,632,255   $ 16,985,022   $ 9,675,718   $ 10,205,351   $ 6,738,214    $ 2,474,617
                                            ============   ============   ===========   ============   ===========    ===========

                                               Emerging Markets Equity Subaccount               Bond Index Subaccount
                                            -----------------------------------------   ---------------------------------------
                                                2000           1999          1998          2000          1999          1998*
                                            ------------   ------------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations:
 Net investment income....................  $    432,227   $    132,259   $       135   $   487,512   $   130,136    $   22,905
 Net realized gains (losses)..............    (1,410,734)       663,998       (45,975)      (53,751)     (104,174)        1,002
 Net unrealized appreciation
  (depreciation) during the period........    (2,006,595)       432,248         2,289       472,128       (78,192)      (10,217)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations................    (2,985,102)     1,228,505       (43,551)      905,889       (53,230)       13,690
From policyholder transactions:
 Net premiums from policyholders..........    72,543,484     18,579,194     2,434,226    14,954,848     6,472,518     1,176,234
 Net benefits to policyholders............   (68,002,822)   (16,271,324)   (2,203,670)   (8,187,184)   (2,358,694)     (124,467)
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions................     4,540,662      2,307,870       230,556     6,767,664     4,113,824     1,051,767
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net increase in net assets................     1,555,560      3,536,375       187,005     7,673,553     4,060,594     1,065,457
Net assets at beginning of period.........     3,723,380        187,005            --     5,126,051     1,065,457            --
                                            ------------   ------------   -----------   -----------   -----------    ----------
Net assets at end of period...............  $  5,278,940   $  3,723,380   $   187,005   $12,799,604   $ 5,126,051    $1,065,457
                                            ============   ============   ===========   ===========   ===========    ==========

 _____________________________________

 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,

                                                   Small /Mid Cap CORE Subaccount              High Yield Bond Subaccount
                                              ---------------------------------------   -----------------------------------------
                                                  2000          1999         1998*         2000           1999           1998*
                                              ------------   -----------   ----------   -----------   ------------    -----------
Increase (decrease) in net assets
 from operations:
 Net investment income.....................   $    100,765   $    52,711   $     (535)  $   359,215   $    340,435    $    86,759
 Net realized gains (losses)...............         52,147        65,733      (25,196)     (207,326)        42,365         64,824
 Net unrealized appreciation
  (depreciation) during
  the period...............................       (145,708)      (10,735)      18,718      (650,931)      (139,659)       149,416
                                              ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations.................          7,204       107,709       (7,013)     (499,042)       243,141        300,999
From policyholder transactions:
 Net premiums from policyholders...........     18,340,255     5,817,483    1,089,030     9,819,846     19,870,990      6,683,673
 Net benefits to policyholders.............    (16,306,841)   (5,611,532)    (778,864)   (8,852,014)   (20,368,501)    (2,457,088)
                                              ------------   -----------   ----------   -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions..............................      2,033,414       205,951      310,166       967,832       (497,511)     4,226,585
                                              ------------   -----------   ----------   -----------   ------------    -----------
Net increase in net assets.................      2,040,618       313,660      303,153       468,790       (254,370)     4,527,584
Net assets at beginning of period..........        616,813       303,153           --     4,273,214      4,527,584             --
                                              ------------   -----------   ----------   -----------   ------------    -----------
Net assets at end of period................   $  2,657,431   $   616,813   $  303,153   $ 4,742,004   $  4,273,214    $ 4,527,584
                                              ============   ===========   ==========   ===========   ============    ===========

                                               Large Cap                               American
                                              Aggressive   Fundamental               Leaders Large   Aim V.I.      Fidelity VIP
                                                Growth       Growth      Core Bond     Cap Value       Value          Growth
                                              Subaccount   Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                              ----------   -----------   ----------  -------------  -----------    ------------
                                                2000**       2000***       2000****     2000****       2000**          2000**
                                              ----------   -----------   ----------  -------------  -----------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................   $    5,904   $   205,119   $    247    $     2,744    $    47,633    $    (1,420)
 Net realized gains (losses)...............      (11,798)      (46,349)        89          8,325        (54,358)        (8,731)
 Net unrealized appreciation
  (depreciation) during
  the period...............................      (37,617)     (568,635)        96          9,977       (101,244)      (156,818)
                                              ----------   -----------   --------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.................      (43,511)     (409,865)       432         21,046       (107,969)      (166,969)
From policyholder transactions:
 Net premiums from policyholders...........    3,456,939     9,131,403     38,268      4,269,286      4,263,052      6,655,609
 Net benefits to policyholders.............   (3,068,441)   (6,708,404)   (22,638)    (3,736,885)    (2,990,639)    (4,970,882)
                                              ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets resulting
 from policyholder transactions............      388,498     2,422,999     15,630        532,401      1,272,413      1,684,727
                                              ----------   -----------   --------    -----------    -----------    -----------
Net increase in net assets.................      344,987     2,013,134     16,062        553,447      1,164,444      1,517,758
Net assets at beginning of period..........           --            --         --             --             --             --
                                              ----------   -----------   --------    -----------    -----------    -----------
Net assets at end of period................   $  344,987   $ 2,013,134   $ 16,062    $   553,447    $ 1,164,444    $ 1,517,758
                                              ==========   ===========   ========    ===========    ===========    ===========

 _____________________________________________

    * From May 1, 1998 (commencement of operations).
   ** From April 24, 2000 (commencement of operations).
  *** From April 28, 2000 (commencement of operations).
 **** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      Years and periods ended December 31,


                                               Fidelity VIP II  Janus Aspen     Janus Aspen          MFS New          Templeton
                                                 Contrafund     Global Tech   Worldwide growth      Discovery       International
                                                 Subaccount      Subaccount      Subaccount     Series Subaccount    Subaccount
                                               ---------------  ------------  ----------------  -----------------  --------------
                                                   2000**          2000***         2000***            2000**            2000**
                                               ---------------  ------------  ----------------  -----------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income.....................      $   (1,017)    $     2,028     $    17,541       $    (1,349)      $       (640)
 Net realized gains (losses)...............         (11,057)        (69,974)       (140,835)           16,026             11,899
 Net unrealized appreciation
  (depreciation) during the period.........         (35,244)        (98,497)        (61,721)          (94,403)            15,320
                                                 ----------     -----------     -----------       -----------       ------------
Net increase (decrease) in net assets
 resulting from operations.................         (47,318)       (166,443)       (185,015)          (79,726)            26,579
From policyholder transactions:
 Net premiums from policyholders...........       1,758,982       2,902,504       8,457,498         4,148,131         11,365,793
 Net benefits to policyholders.............        (705,047)     (2,293,755)     (7,234,105)       (2,889,948)       (10,522,033)
                                                 ----------     -----------     -----------       -----------       ------------
Net increase in net assets resulting
 from policyholder transactions............       1,053,935         608,749       1,223,393         1,258,183            843,760
                                                 ----------     -----------     -----------       -----------       ------------
Net increase in net assets.................       1,006,617         442,306       1,038,378         1,178,457            870,339
Net assets at beginning of period..........              --              --              --                --                 --
                                                 ----------     -----------     -----------       -----------       ------------
Net assets at end of period................      $1,006,617     $   442,306     $ 1,038,378       $ 1,178,457       $    870,339
                                                 ==========     ===========     ===========       ===========       ============

  _______________________________________

  ** From May 1, 2000 (commencement of operations).
 *** From June 29, 2000 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1. Organization

     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the
Fund) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new funds are added to the Fund or to the Outside Trusts, or as other investment options are developed, and made available to policyholders. The thirty-seven funds of the Fund and of the Outside Trusts which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Core Bond, American Leaders Large Cap Value, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Tech, Janus Aspen Worldwide Growth, MFS New Discovery Series, and Templeton International subaccounts. Each subaccount has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. Significant Accounting Policies

   Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

     Investment in shares of the Fund and of Outside Trusts are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Subaccount shares are determined on the basis of identified cost.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

   Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

   Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

   Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 2000, there were no outstanding policy loans.

3. Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details of Investments

     The details of the shares owned and cost and value of investments in the Subaccounts of the Fund and of Outside Trusts at December 31, 2000 were as follows:

              Subaccount               Shares Owned      Cost         Value
              ----------               ------------  ------------  ------------
       Large Cap Growth..............    6,786,979   $174,728,187  $128,183,227
       Active Bond...................    5,201,185     48,707,166    49,115,293
       International Equity Index....    2,280,681     39,761,831    35,113,621
       Small Cap Growth..............    2,655,623     47,684,616    35,777,318
       Global Balanced...............      380,929      3,731,252     3,533,069
       Mid Cap Growth................    3,591,624     88,530,392    56,033,021
       Large Cap Value...............    3,662,576     50,555,367    52,663,086
       Money Market..................   18,904,221    189,140,131   189,140,131
       Mid Cap Value.................    2,152,437     29,948,969    31,539,966
       Small/Mid Cap Growth..........      883,924     12,955,583    12,113,014
       Real Estate Equity............    1,306,333     17,222,359    17,858,812
       Growth & Income...............   12,878,763    244,197,680   182,636,457
       Managed.......................    9,322,682    146,974,987   128,889,839
       Short-Term Bond...............    1,678,910     16,342,442    16,559,672
       Small Cap Equity..............    2,854,342     30,536,754    26,092,949
       International Opportunities...    3,490,460     48,142,626    41,366,171
       Equity Index..................    9,113,511    179,646,466   160,798,440
       Global Bond...................      788,308      7,863,809     8,150,109
       Turner Core Growth............    1,284,218     29,088,181    22,550,873
       Brandes International Equity..    2,460,102     35,840,852    36,778,383
       Frontier Capital
        Appreciation.................    1,369,996     29,719,510    23,632,255
       Clifton Enhanced U.S. Equity..      625,328     12,510,697    10,205,351
       Emerging Markets..............      787,996      6,850,998     5,278,940
       Bond Index....................    1,313,892     12,415,885    12,799,604
       Small/Mid Cap CORE............      270,739      2,795,156     2,657,431
       High Yield Bond...............      646,702      5,383,178     4,742,004
       Large Cap Aggressive Growth...       36,253        382,604       344,987
       Fundamental Growth............      160,819      2,581,768     2,013,134
       Core Bond.....................        1,555         15,966        16,062
       American Leaders Large Cap
        Value........................       51,700        543,469       553,446
       AIM V.I. Value................       42,638      1,265,687     1,164,444
       Fidelity VIP Growth...........       34,891      1,674,576     1,517,758
       Fidelity VIP II Contrafund....       42,527      1,041,861     1,006,617
       Janus Aspen Global
        Technology...................       67,528        540,803       442,306
       Janus Aspen Worldwide Growth..       28,240      1,100,099     1,038,378
       MFS New Discovery Series......       70,949      1,272,860     1,178,457
       Templeton International.......       46,617        855,019       870,339

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.  Details of Investments (continued)

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Fund and of the Outside Trusts during 2000 were as follows:


                  Subaccount                    Purchases        Sales
                  ----------                   ------------   ------------
       Large Cap Growth.....................   $ 89,881,309   $ 28,578,090
       Active Bond..........................     24,913,661     15,559,539
       International Equity Index...........     37,019,672     27,152,169
       Small Cap Growth.....................     53,512,020     34,565,840
       Global Balanced......................      3,858,573      4,302,027
       Mid Cap Growth.......................     78,872,015     45,198,828
       Large Cap Value......................     39,021,154     16,444,062
       Money Market.........................    361,256,133    233,122,771
       Mid Cap Value........................     26,740,116     17,606,770
       Small/Mid Cap Growth.................      9,742,479      7,022,527
       Real Estate Equity...................     28,353,777     22,626,636
       Growth & Income......................     61,940,512     27,327,794
       Managed..............................     31,161,117     14,039,946
       Short-Term Bond......................     12,904,515      8,314,957
       Small Cap Equity.....................     23,694,674     11,985,013
       International Opportunities..........     43,962,366     24,860,462
       Equity Index.........................     91,907,277     55,305,432
       Global Bond..........................      4,725,013      5,799,799
       Turner Core Growth...................     29,551,898     23,647,952
       Brandes International Equity.........     26,297,624      5,962,158
       Frontier Capital Appreciation........     25,144,184     13,311,868
       Clifton Enhanced U.S. Equity.........      8,663,100      2,775,271
       Emerging Markets.....................     23,022,963     18,050,075
       Bond Index...........................     11,497,614      4,242,437
       Small/Mid Cap CORE...................      4,788,058      2,653,879
       High Yield Bond......................      5,174,660      3,847,612
       Large Cap Aggressive Growth..........        651,649        257,246
       Fundamental Growth...................      4,866,453      2,238,336
       Core Bond............................         59,471         43,594
       American Leaders Large Cap Value.....      1,624,447      1,089,303
       AIM V.I. Value.......................      2,359,372      1,039,326
       Fidelity VIP Growth..................      2,469,800        786,494
       Fidelity VIP II Contrafund...........      1,602,045        549,127
       Janus Aspen Global Tech..............      1,414,000        803,223
       Janus Aspen Worldwide Growth.........      3,668,964      2,428,030
       MFS New Discovery Series.............      2,107,378        850,544
       Templeton International..............      3,872,069      3,028,949

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets

     Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:


                                             Vep Class #1                       Vep Class #2                Vep Class #3
                                ---------------------------------------  --------------------------  ---------------------------
                                Accumulation        Accumulation         Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                         Shares           Share Values            Shares     Share Values     Shares      Share Values
----------                      ------------  -------------------------  ------------  ------------  ------------  -------------
Large Cap Growth                   576,862             $27.90               539,812       $27.99       263,808         $28.09
Active Bond                        248,741              15.14               191,827        15.20        67,026          15.25
International Equity Index         269,883              14.38               220,068        14.43         7,440          14.48
Small Cap Growth                   240,278              16.92               248,242        16.96       116,733          17.00
Global Balanced                     16,660              11.99                19,635        12.02        19,573          12.05
Mid Cap Growth                     297,198              22.66               245,372        22.72       121,688          22.77
Large Cap Value                    254,078              18.13               231,945        18.17        47,243          18.22
Money Market                       660,417              13.82             1,143,571        13.86       182,706          13.91
Mid Cap Value                      149,652              17.93                70,741        17.97         4,680          18.01
Small/Mid Cap Growth               107,428              21.47               103,477        21.54        15,354          21.61
Real Estate Equity                 114,797              18.94                64,302        18.90         2,777          19.07
Growth & Income                  1,114,469              26.69               669,845        26.78       215,461          26.87
Managed                            603,781              20.76               277,080        20.83        50,153          20.90
Short-Term Bond                     88,077              13.92               140,863        13.96        13,527          14.02
Small Cap Equity                   135,488              11.14                90,575        11.17        66,286          11.19
International Opportunities        197,742              13.73               232,322        13.76        22,864          13.79
Equity Index                       673,288              20.82               885,466        20.87       280,321          20.91
Global Bond                         65,916              13.52                41,999        13.55        22,843          13.58
Turner Core Growth                  29,366              24.98                15,617        25.05             0          25.11
Brandes International Equity        25,564              17.62                33,738        17.67             0          17.72
Frontier Capital  Appreciation      22,811              24.34                14,874        24.40             0          24.46
Clifton Enhanced U.S. Equity         3,970              15.64                     0        15.66             0          15.69
Emerging Markets                    87,938               7.61                88,815         7.62        17,817           7.63
Bond Index                          11,594              11.49               118,087        11.50        64,566          11.51
Small Mid Cap CORE                  19,613              11.19                22,620        11.20        13,878          11.22
High Yield Bond                     55,965               8.95                74,675         8.96         4,450           8.97
Large Cap Aggressive Growth         14,412               8.14                 4,090         8.15           780           8.15
Fundamental Growth                  21,231              10.29                     0        10.29             0          10.30
Core Bond                              404              10.67                     0        10.67             0          10.67
American Leaders Large Cap
 Value                               1,902              10.77                     0        10.77        30,438          10.77
AIM V.I. Value                       9,203               8.42                16,850         8.43         6,324           8.43
Fidelity VIP Growth                  7,934               8.90                34,841         9.00        32,288           9.00
Fidelity VIP II Contrafund           8,536               9.64                 1,372         9.64        36,536           9.65
Janus Aspen Global Technology        8,636               6.75                29,088         6.75           349           6.75
Janus Aspen Worldwide Growth         4,861               8.33                   501         8.33        56,314           8.33
MFS New Discovery Series            13,615              10.00                28,583        10.01             0          10.02
Templeton International             10,474               9.79                13,869         9.80           292           9.80

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                                  V Coli Class #4             V Coli Class #5             V Coli Class #6
                             --------------------------  --------------------------  --------------------------
                             Accumulation  Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                      Shares     Share Values     Shares     Share Values     Shares      Share Values
----------                   ------------  ------------  ------------  ------------  ------------  --------------
Large Cap Growth               722,564        $28.26       253,905        $28.30        326,282        $28.32
Active Bond                    125,204         16.16       533,169         16.18        470,773         16.19
International Equity Index      44,439         13.40       150,610         13.42        362,019         13.43
Small Cap Growth               116,754         17.30       140,449         17.31         53,689         17.32
Global Balanced                  7,808         12.26         8,507         12.27         18,538         12.28
Mid Cap Growth                 180,243         23.17        99,843         23.18        157,443         23.09
Large Cap Value                156,329         18.53        56,957         18.54        441,339         18.55
Money Market                   259,729         13.82        88,213         13.83      1,870,854         13.85
Mid Cap Value                  102,783         18.32        23,395         18.34        246,353         18.35
Small/Mid Cap Growth            10,660         21.58        16,110         21.60         23,413         21.63
Real Estate Equity              99,831         19.72       143,590         19.74         78,202         19.76
Growth & Income                512,500         26.78       519,576         26.80         24,950         26.84
Managed                        302,526         21.62       102,088         21.65         62,704         21.67
Short-Term Bond                243,189         14.25       382,494         14.27              0         14.28
Small Cap Equity                41,155         11.39        26,312         11.39        381,186         11.40
International Opportunities    259,202         14.03       270,816         14.04        101,524         14.05
Equity Index                   361,447         21.28        97,069         21.29        740,388         21.30
Global Bond                     64,229         13.82         5,886         13.83              0         13.84
Turner Core Growth               8,495         25.57        32,481         25.59              0         25.61
Brandes International
 Equity                        133,504         18.04       123,280         18.06         87,200         18.07
Frontier Capital
 Appreciation                   88,869         24.91        92,323         24.93              0         24.95
Clifton Enhanced U.S.
 Equity                         79,844         15.90        84,628         15.91              0         15.91
Emerging Markets                     0          7.71        44,995          7.71              0          7.71
Bond Index                      11,474         11.64           987         11.64              0         11.64
Small Mid Cap CORE               8,758         11.34             0         11.34              0         11.34
High Yield Bond                  1,837          9.07         2,616          9.07         18,021          9.07
Large Cap Aggressive Growth          0          7.89         2,687          7.89              0          7.89
Fundamental Growth                   0          9.06             0          9.06              0          9.06
Core Bond                            0         10.70             0         10.70              0         10.70
American Leaders Large Cap
 Value                               0         10.80         1,530         10.80              0         10.80
AIM V.I. Value                       0          8.17             0          8.17              0          8.17
Fidelity VIP Growth                  0          8.68             0          8.68              0          8.68
Fidelity VIP II Contrafund           0          9.44             0          9.44              0          9.44
Janus Aspen Global
 Technology                          0          6.77             0          6.77              0          6.77
Janus Aspen Worldwide
 Growth                              0          8.35             0          8.35              0          8.35
MFS New Discovery Series             0          9.63             0          9.63              0          9.63
Templeton International              0         10.30         1,268         10.30              0         10.30

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                              Medallion Executive VLI Class #7         MVEP Class #8               MVUL Class #9
                             ---------------------------------   --------------------------  --------------------------
                               Accumulation      Accumulation    Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                        Shares         Share Values       Shares     Share Values     Shares      Share Values
----------                   ----------------  ----------------  ------------  ------------  ------------  --------------
Large Cap Growth                   99,358            $65.04         821,225       $20.33       370,930         $18.10
Active Bond                        65,607             26.00         321,494        13.70       113,356          12.90
International Equity Index        179,376             22.61         419,432        12.40       216,963          12.80
Small Cap Growth                  189,793             16.94         245,064        17.16       228,995          19.29
Global Balanced                    65,938             12.01          41,672        12.16        41,962          11.65
Mid Cap Growth                    227,414             22.69         333,808        22.98       131,202          25.48
Large Cap Value                   400,006             18.15         219,760        18.38       106,731          15.72
Money Market                      510,754             19.12       1,184,054        12.66       481,486          12.11
Mid Cap Value                     472,391             17.95         298,320        18.17        73,198          15.35
Small/Mid Cap Growth               53,822             21.50         249,517        13.76        44,087          14.00
Real Estate Equity                 36,495             29.11         205,780        16.19        47,679          12.59
Growth & Income                   783,478             58.85       1,152,308        18.97       422,452          16.58
Managed                         2,290,063             39.43         198,704        16.77        82,923          15.33
Short-Term Bond                    56,197             13.94          48,937        12.84       112,172          12.31
Small Cap Equity                  646,933             11.15         421,327        11.29       135,432          10.72
International Opportunities       699,384             13.75         382,880        13.91       481,048          13.32
Equity Index                      656,178             20.84       1,265,453        21.10       875,545          18.00
Global Bond                       133,089             13.54          82,325        13.70        67,314          12.93
Turner Core Growth                      0             23.25         329,025        22.74        52,862          21.86
Brandes International
 Equity                                 0             17.87         843,562        17.29        91,332          18.48
Frontier Capital
 Appreciation                           0             22.59         456,703        20.65        57,881          19.99
Clifton Enhanced U.S.
 Equity                                 0             11.85         175,736        15.80       122,746          15.80
Emerging Markets                   56,454              7.62          99,942         7.67       106,494           7.67
Bond Index                          7,887             11.49          42,141        11.58       113,886          11.58
Small Mid Cap CORE                  2,319             11.19          37,148        11.28         3,189          11.28
High Yield Bond                    19,184              8.95         105,562         9.01       102,603           9.02
Large Cap Aggressive Growth           824              7.86           3,011         8.17             0           7.88
Fundamental Growth                    600              9.03         151,170        10.31         1,628           9.05
Core Bond                               0             10.67               0        10.69             0          10.69
American Leaders Large Cap
 Value                              7,896             10.77               0        10.79             0          10.79
AIM V.I. Value                        138              8.14           8,854         8.45         4,024           8.16
Fidelity VIP Growth                 1,320              8.64           1,303         9.02         2,489           8.67
Fidelity VIP II Contrafund            225              9.41               0         9.67           893           9.44
Janus Aspen Global
 Technology                         4,672              6.75          15,119         6.76         2,212           6.76
Janus Aspen Worldwide
 Growth                             5,171              8.33          24,785         8.34         1,952           8.34
MFS New Discovery Series            2,981              9.60          38,185        10.04         3,465           9.62
Templeton International            29,370             10.26          27,939         9.82             0          10.29

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)


                                   MVUL 98 Class #10            MVEP 98 Class #11             MEVL II Class #12
                               --------------------------  ----------------------------  ----------------------------
                               Accumulation  Accumulation  Accumulation   Accumulation   Accumulation    Accumulation
Subaccount                        Shares     Share Values     Shares      Share Values      Shares       Share Values
----------                     ------------  ------------  -------------  -------------  -------------  ---------------
Large Cap Growth                  438,723       $18.10        359,866        $20.33          70,905         $66.93
Active Bond                       216,736        12.90        189,508         13.70         318,400          31.22
International Equity Index         75,101        12.80         11,061         12.40         218,233          24.02
Small Cap Growth                  156,674        19.29        163,473         17.16         114,183          17.43
Global Balanced                    40,732        11.65          8,491         12.16           3,467          12.35
Mid Cap Growth                    240,925        25.48        249,175         22.98          81,408          23.33
Large Cap Value                   415,249        15.72        251,071         18.38         264,965          18.67
Money Market                    6,213,151        12.11        537,168         12.66         375,838          13.90
Mid Cap Value                     109,787        15.35         91,242         18.17         103,443          18.46
Small/Mid Cap Growth               20,630        14.00         24,135         13.76           1,942          22.38
Real Estate Equity                 27,967        12.59         43,149         16.19          67,586          30.66
Growth & Income                 1,125,909        16.58        329,743         18.97              54          70.82
Managed                           103,085        15.33         70,980         16.77              -0          46.88
Short-Term Bond                    55,761        12.31         44,540         12.84           4,860          14.51
Small Cap Equity                   80,760        10.72        155,016         11.29         156,960          11.47
International Opportunities        60,506        13.32        102,396         13.92         141,250          14.13
Equity Index                    1,099,477        18.00        749,323         21.10          64,849          21.43
Global Bond                        52,024        12.93              0             0           9,250          13.92
Turner Core Growth                303,264        21.86        223,032         22.74               0          25.77
Brandes International Equity      316,261        18.48        421,949         12.29               0          18.18
Frontier Capital Appreciation     214,263        19.99        153,505         20.65               0          24.13
Clifton Enhanced U.S. Equity      108,049        15.80         69,015         15.80               0          15.98
Emerging Markets                   77,825         7.67         43,356          7.67          24,208           7.74
Bond Index                        279,686        11.58        310,051         11.58          25,981          11.68
Small/Mid Cap CORE                 22,019        11.28         74,020         11.28             115          11.38
High Yield Bond                    42,035         9.02         81,616          9.02           5,582           9.10
Large Cap Aggressive Growth         7,949         7.88          6,684          8.17               0           9.76
Fundamental Growth                 12,812         9.05          5,303         10.32               0          14.99
Core Bond                              72        10.69              0         10.69               0          10.70
American Leaders Large Cap
 Value                              4,877        10.79          4,511         10.79               0          10.80
AIM V.I. Value                     19,002         8.16          3,852          8.45               0          33.99
Fidelity VIP Growth                16,940         8.67         50,180          9.02               0          86.39
Fidelity VIP II Contrafund         27,664         9.44          6,479          9.67           7,784          31.63
Janus Aspen Global Technology       1,631         6.76            374          6.76               0           6.77
Janus Aspen Worldwide Growth       20,046         8.34          4,594          8.34               0           8.35
MFS New Discovery Series            3,260         9.62         13,139         10.04               0          17.36
Templeton International             1,311        10.29          1,862          9.82               0          25.15

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets (continued)

                                         VEP Class #13
                                  ---------------------------
                                  Accumulation   Accumulation
Subaccount                           Shares      Share Values
----------                        ------------  ---------------
Large Cap Growth                     44,609         $66.93
Active Bond                           6,930          31.22
International Equity Index           34,018          24.02
Small Cap Growth                     72,415          17.43
Global Balanced                       2,039          12.35
Mid Cap Growth                       71,199          23.33
Large Cap Value                      93,108          18.67
Money Market                        617,409          13.90
Mid Cap Value                        21,876          18.46
Small/Mid Cap Growth                 12,878          22.38
Real Estate Equity                    2,843          30.66
Growth & Income                      15,715          70.82
Managed                              39,750          46.88
Short-Term Bond                       8,469          14.51
Small Cap Equity                     29,596          11.47
International Opportunities          50,192          14.13
Equity Index                        169,868          21.43
Global Bond                           9,078          13.92
Turner Core Growth                        0          25.77
Brandes International Equity              0          18.18
Frontier Capital Appreciation             0          24.13
Clifton Enhanced U.S. Equity              0          15.98
Emerging Markets                     40,754           7.74
Bond Index                           20,722          11.68
Small/Mid Cap CORE                   30,854          11.38
High Yield Bond                      12,297           9.10
Large Cap Aggressive Growth           1,890           9.76
Fundamental Growth                    2,929          14.99
Core Bond                               973          10.70
American Leaders Large Cap Value        205          10.80
AIM V.I. Value                        5,506          33.99
Fidelity VIP Growth                   1,557          86.39
Fidelity VIP II Contrafund            7,022          31.63
Janus Aspen Global Technology         3,368           6.77
Janus Aspen Worldwide Growth          6,326           8.35
MFS New Discovery Series              8,502          17.36
Templeton International                 340          25.15

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 Key Word or Phrase                        Page        Key Word or Phrase                                  Page
Account................................    34          monthly deduction date..........................   36
account value..........................     8          mortality and expense risk charge...............   10
Additional Sum Insured.................    15          Option A; Option B; Option M....................   15
attained age...........................     9          optional extra death benefit feature............   16
Basic Sum Insured......................    15          owner...........................................    5
beneficiary............................    45          partial withdrawal..............................   14
business day...........................    35          partial withdrawal charge.......................   10
changing Option A or B.................    17          payment options.................................   18
changing the Total Sum Insured.........    17          Planned Premium.................................    6
charges................................     8          policy anniversary..............................   36
Code...................................    41          policy year.....................................   36
cost of insurance rates................     9          premium; premium payment........................    5
date of issue..........................    36          prospectus......................................    3
death benefit..........................     5          receive; receipt................................   20
deductions.............................     9          reinstate; reinstatement........................    7
enhanced cash value rider..............    17          sales charge....................................    9
expenses of the Series Funds...........    10          SEC.............................................    2
fixed investment option................    35          Separate Account S..............................   34
full surrender.........................    14          Series Funds....................................    2
fund...................................     2          Servicing Office................................    2
grace period...........................     7          special loan account............................   15
guaranteed minimum death benefit.......     7          subaccount......................................   34
Guaranteed Minimum Death Benefit
 Premium...............................     7          surrender.......................................   14
insurance charge.......................     9          surrender value.................................   14
insured person.........................     5          Target Premium..................................    9
investment options.....................     1          tax considerations..............................   41
JHVLICO................................    34          telephone transfers.............................   20
lapse..................................     7          Total Sum Insured...............................   15
loan...................................    14          transfers of account value......................   13
loan interest..........................    14          variable investment options.....................    1
maximum premiums.......................     6          we; us..........................................   34
Minimum Initial Premium................    35          withdrawal......................................   14
minimum insurance amount...............    16          withdrawal charges..............................   10
minimum premiums.......................     5          you; your.......................................    5
modified endowment contract............    42

                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001


  This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). The variable life insurance policies involved currently bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS." This Supplement contains amendments to the Product Prospectuses and is accompanied with a supplement dated May 1, 2001 to the prospectus for the John Hancock Variable Series Trust I and a prospectus dated May 1, 2001 for the Franklin Templeton Variable Insurance Products Trust - Templeton International Securities Fund.

ADDITIONAL VARIABLE INVESTMENT OPTIONS

  If your contract was issued before May 1, 2001, your contract enables you to invest in four additional variable investment options:

-------------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION*                                MANAGED BY
---------------------------                                ----------
-------------------------------------------------------------------------------------------------------
Large Cap Value CORE/SM/  II . . . . . . . . . . . . . .   Goldman Sachs Asset Management
Large/Mid Cap Value II . . . . . . . . . . . . . . . . .   Wellington Management Company, LLP
Templeton International Securities . . . . . . . . . . .   Templeton Investment Counsel, Inc.
Active Bond II . . . . . . . . . . . . . . . . . . . . .   John Hancock Advisers, Inc.
-------------------------------------------------------------------------------------------------------

   * Large Cap Value CORE /SM// / II was formerly "American Leaders Large Cap Value," Large/Mid Cap Value II was formerly "Mid Cap Value" and Active Bond II was formerly "Core Bond."

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I or Franklin Templeton Variable Insurance Products Trust (together, the "Series Funds"). In the prospectus, the term funds includes the investment options of the Series Funds corresponding to the additional variable investment options shown above. We may modify or delete any of these additional variable investment options in the future.

 FUND EXPENSES

  The table on the following page supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?":

                                                                                    --------------
                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
Large Cap Value CORE /SM// / II. .     0.75%           N/A              0.05%           0.80%             0.80%
Large/Mid Cap Value II . . . . . .     0.81%           N/A              0.07%           0.88%             0.88%
Active Bond II . . . . . . . . . .     0.70%           N/A              0.05%           0.75%             0.75%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities     0.67%          0.25%             0.20%           1.12%             1.12%
                                                                                    ----------------

 PROD SUP-3 (5/01)

Notes to Fund Expense Table

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Large Cap Value CORE/SM/ II and Active Bond II funds are annualized and calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE/SM/" is a service mark of Goldman, Sachs & Co.
(2) The Franklin Templeton Variable Insurance Products Trust fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

 MISCELLANEOUS

  The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my policy's investment allocations?" in the Basic Information section of the prospectus.)





 THIS SUPPLEMENT IS ACCOMPANIED WITH THE APPLICABLE SERIES FUND'S PROSPECTUS, OR A SUPPLEMENT TO THE APPLICABLE SERIES FUND'S PROSPECTUS, THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE LARGE CAP VALUE CORE/SM/ II (FORMERLY "AMERICAN LEADERS LARGE CAP VALUE"), LARGE/MID CAP VALUE II (FORMERLY "MID CAP VALUE"), TEMPLETON INTERNATIONAL SECURITIES AND ACTIVE BOND II (FORMERLY "CORE BOND") INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS (OR PROSPECTUS SUPPLEMENT) BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.


 PROD SUP-3 (5/01)

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                          SUPPLEMENT DATED MAY 1, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in Maryland, Massachusetts and Texas:


                                 MARYLAND Only

Wherever the term "Guaranteed Minimum Death Benefit" is used in the prospectus or this supplement, the term "Basic Sum Insured No Lapse Guarantee" shall be substituted.


                       MARYLAND, MASSACHUSETTS and TEXAS

       (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
       (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.